UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08629
HARTFORD SERIES FUND, INC.
(Exact name of registrant as specified in charter)
P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)
Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (860) 843-9934
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

American Funds Asset Allocation HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value ╪
INVESTMENT COMPANIES — 100.0%
3,159	American Funds Insurance Series — Asset Allocation Fund Class 1		$45,104

	Total investments in investment companies (cost $43,172)		$45,104

	Total investments (cost $43,172) ▲	100.0%	$45,104
	Other assets and liabilities	—%	(7)

	Total net assets	100.0%	$45,097

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $43,172 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,932
Unrealized Depreciation	—

Net Unrealized Appreciation	$1,932

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Investment Companies	$45,104	$45,104	$—	$—

Total	$45,104	$45,104	$—	$—

American Funds Blue Chip Income and Growth HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value ╪
INVESTMENT COMPANIES — 100.0%
3,294	American Funds Insurance Series — Blue Chip Income and Growth Fund Class I		$25,986

	Total investments in investment companies (cost $23,884)		$25,986

	Total investments (cost $23,884) ▲	100.0%	$25,986
	Other assets and liabilities	—%	(5)

	Total net assets	100.0%	$25,981

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $23,994 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,992
Unrealized Depreciation	—

Net Unrealized Appreciation	$1,992

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Investment Companies	$25,986	$25,986	$—	$—

Total	$25,986	$25,986	$—	$—

American Funds Bond HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value ╪
INVESTMENT COMPANIES — 100.0%
14,555	American Funds Insurance Series — Bond Fund Class 1		$152,684

	Total investments in investment companies (cost $145,898)		$152,684

	Total investments (cost $145,898) ▲	100.0%	$152,684
	Other assets and liabilities	—%	(19)

	Total net assets	100.0%	$152,665

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $146,145 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,539
Unrealized Depreciation	—

Net Unrealized Appreciation	$6,539

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Investment Companies	$152,684	$152,684	$—	$—

Total	$152,684	$152,684	$—	$—

American Funds Global Bond HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value ╪
INVESTMENT COMPANIES — 100.0%
3,114	American Funds Insurance Series — Global Bond Fund Class 1		$36,521

	Total investments in investment companies (cost $33,417)		$36,521

	Total investments (cost $33,417) ▲	100.0%	$36,521
	Other assets and liabilities	—%	(6)

	Total net assets	100.0%	$36,515

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $33,808 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,713
Unrealized Depreciation	—

Net Unrealized Appreciation	$2,713

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Investment Companies	$36,521	$36,521	$—	$—

Total	$36,521	$36,521	$—	$—

American Funds Global Growth and Income HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value ╪
INVESTMENT COMPANIES — 100.0%
9,363	American Funds Insurance Series — Global Growth and Income Fund Class 1		$82,304

	Total investments in investment companies (cost $75,069)		$82,304

	Total investments (cost $75,069) ▲	100.0%	$82,304
	Other assets and liabilities	—%	(12)

	Total net assets	100.0%	$82,292

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $75,087 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,217
Unrealized Depreciation	—

Net Unrealized Appreciation	$7,217

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Investment Companies	$82,304	$82,304	$—	$—

Total	$82,304	$82,304	$—	$—

American Funds Global Growth HLS Fund

Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value ╪
INVESTMENT COMPANIES — 100.0%
1,510	American Funds Insurance Series — Global Growth Fund Class 1		$28,657

	Total investments in investment companies (cost $25,964)		$28,657

	Total investments (cost $25,964) ▲	100.0%	$28,657
	Other assets and liabilities	—%	(5)

	Total net assets	100.0%	$28,652

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $26,000 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,657
Unrealized Depreciation	—

Net Unrealized Appreciation	$2,657

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Investment Companies	$28,657	$28,657	$—	$—

Total	$28,657	$28,657	$—	$—

American Funds Global Small Capitalization HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value ╪
INVESTMENT COMPANIES — 100.0%
3,152	American Funds Insurance Series — Global Small Capitalization Fund Class 1		$54,532

	Total investments in investment companies (cost $43,669)		$54,532

	Total investments (cost $43,669) ▲	100.0%	$54,532
	Other assets and liabilities	—%	(8)

	Total net assets	100.0%	$54,524

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $43,687 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,845
Unrealized Depreciation	—

Net Unrealized Appreciation	$10,845

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Investment Companies	$54,532	$54,532	$—	$—

Total	$54,532	$54,532	$—	$—

American Funds Growth HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value ╪
INVESTMENT COMPANIES — 100.0%
5,996	American Funds Insurance Series — Growth Fund Class 1		$267,399

	Total investments in investment companies (cost $245,589)		$267,399

	Total investments (cost $245,589) ▲	100.0%	$267,399
	Other assets and liabilities	—%	(31)

	Total net assets	100.0%	$267,368

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $245,648 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$21,751
Unrealized Depreciation	—

Net Unrealized Appreciation	$21,751

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Investment Companies	$267,399	$267,399	$—	$—

Total	$267,399	$267,399	$—	$—

American Funds Growth-Income HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value ╪
INVESTMENT COMPANIES — 100.0%
5,032	American Funds Insurance Series — Growth-Income Fund Class 1		$150,270

	Total investments in investment companies (cost $142,182)		$150,270

	Total investments (cost $142,182) ▲	100.0%	$150,270
	Other assets and liabilities	—%	(20)

	Total net assets	100.0%	$150,250

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $142,224 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,046
Unrealized Depreciation	—

Net Unrealized Appreciation	$8,046

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Investment Companies	$150,270	$150,270	$—	$—

Total	$150,270	$150,270	$—	$—

American Funds International HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value ╪
INVESTMENT COMPANIES — 100.0%
10,722	American Funds Insurance Series — International Fund Class 1		$181,091

	Total investments in investment companies (cost $155,008)		$181,091

	Total investments (cost $155,008) ▲	100.0%	$181,091
	Other assets and liabilities	—%	(22)

	Total net assets	100.0%	$181,069

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $155,185 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$25,906
Unrealized Depreciation	—

Net Unrealized Appreciation	$25,906

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Investment Companies	$181,091	$181,091	$—	$—

Total	$181,091	$181,091	$—	$—

American Funds New World HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value ╪
INVESTMENT COMPANIES — 100.0%
2,696	American Funds Insurance Series — New World Fund Class 1		$51,512

	Total investments in investment companies (cost $44,694)		$51,512

	Total investments (cost $44,694) ▲	100.0%	$51,512
	Other assets and liabilities	—%	(7)

	Total net assets	100.0%	$51,505

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $44,747 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,765
Unrealized Depreciation	—

Net Unrealized Appreciation	$6,765

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Investment Companies	$51,512	$51,512	$—	$—

Total	$51,512	$51,512	$—	$—

Hartford Advisers HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 67.3%
	Automobiles & Components — 0.5%
2,745	Ford Motor Co. ●	$19,790

	Banks — 2.9%
648	PNC Financial Services Group, Inc.	31,507
407	Standard Chartered plc	10,057
4,194	Washington Mutual, Inc. Private Placement ⌂●†	925
2,819	Wells Fargo & Co.	79,441

		121,930

	Capital Goods — 6.4%
583	Boeing Co.	31,542
365	Cummins, Inc.	16,356
477	General Dynamics Corp.	30,782
2,162	General Electric Co.	35,502
689	Illinois Tool Works, Inc.	29,440
974	Ingersoll-Rand plc	29,881
329	Lockheed Martin Corp.	25,712
342	Rockwell Collins, Inc.	17,394
225	Siemens AG ADR	20,869
565	Stanley Works	24,120
425	Textron, Inc.	8,061

		269,659

	Diversified Financials — 7.6%
964	Ameriprise Financial, Inc.	35,004
5,039	Bank of America Corp.	85,256
1,707	Discover Financial Services, Inc.	27,704
154	Franklin Resources, Inc.	15,456
255	Goldman Sachs Group, Inc.	47,065
1,542	JP Morgan Chase & Co.	67,562
161	UBS AG	2,950
2,336	UBS AG ADR	42,768

		323,765

	Energy — 9.8%
426	Anadarko Petroleum Corp.	26,729
250	BP plc ADR	13,292
346	Cameco Corp.	9,624
200	Devon Energy Corp.	13,459
356	EOG Resources, Inc.	29,688
1,829	Exxon Mobil Corp.	125,501
477	Hess Corp.	25,495
808	OAO Gazprom Class S ADR	18,789
444	Occidental Petroleum Corp.	34,794
581	Petroleo Brasileiro S.A. ADR	26,677
627	Schlumberger Ltd.	37,387
855	Suncor Energy, Inc.	29,551
1,263	Williams Cos., Inc.	22,572

		413,558

	Food & Staples Retailing — 1.9%
719	Kroger Co.	14,840
546	Sysco Corp.	13,558
451	Walgreen Co.	16,884
711	Wal-Mart Stores, Inc.	34,893

		80,175

	Food, Beverage & Tobacco — 4.2%
669	Campbell Soup Co.	21,836
703	General Mills, Inc.	45,246
1,355	PepsiCo, Inc.	79,496
1,113	Unilever N.V. NY Shares ADR	32,121

		178,699

	Health Care Equipment & Services — 2.3%
404	Cardinal Health, Inc.	10,819
202	CareFusion Corp. ●	4,400
72	Intuitive Surgical, Inc. ●	18,987
1,098	Medtronic, Inc.	40,392
586	Varian Medical Systems, Inc. ●	24,688

		99,286

	Insurance — 1.3%
563	ACE Ltd.	30,085
970	Marsh & McLennan Cos., Inc.	23,998

		54,083

	Materials — 0.5%
607	Cliff’s Natural Resources, Inc.	19,633

	Media — 2.2%
3,575	Comcast Corp. Class A	60,387
1,114	Viacom, Inc. Class B ●	31,234

		91,621

	Pharmaceuticals, Biotechnology & Life Sciences — 6.2%
1,429	Daiichi Sankyo Co., Ltd.	29,452
3,498	Elan Corp. plc ADR ●	24,867
504	Eli Lilly & Co.	16,644
22	Forest Laboratories, Inc. ●	645
210	Johnson & Johnson	12,799
1,539	Merck & Co., Inc.	48,669
3,049	Pfizer, Inc.	50,464
534	Schering-Plough Corp.	15,074
1,267	Shionogi & Co., Ltd.	29,960
344	UCB S.A.	14,538
544	Vertex Pharmaceuticals, Inc. ●	20,606

		263,718

	Retailing — 4.2%
104	Amazon.com, Inc. ●	9,747
11,241	Buck Holdings L.P. ⌂●†	15,094
508	Kohl’s Corp. ●	28,958
2,423	Lowe’s Co., Inc.	50,736
520	Nordstrom, Inc.	15,875
1,385	Staples, Inc.	32,169
511	Target Corp.	23,830

		176,409

	Semiconductors & Semiconductor Equipment — 1.8%
535	Lam Research Corp. ●	18,265
1,867	Maxim Integrated Products, Inc.	33,871
982	Texas Instruments, Inc.	23,257

		75,393

	Software & Services — 5.5%
780	Accenture plc	29,078
369	Automatic Data Processing, Inc.	14,486
100	Google, Inc. ●	49,635
3,067	Microsoft Corp.	79,402
589	Oracle Corp.	12,281
1,679	Western Union Co.	31,759
827	Yahoo!, Inc. ●	14,725

		231,366

Hartford Advisers HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 67.3% — (continued)
	Technology Hardware & Equipment — 6.6%
348	Apple, Inc. ●	$64,472
4,097	Cisco Systems, Inc. ●	96,450
1,470	Hewlett-Packard Co.	69,375
1,046	Qualcomm, Inc.	47,054

		277,351

	Telecommunication Services — 0.2%
1,106	MetroPCS Communications, Inc. ●	10,352

	Transportation — 2.6%
5,010	Delta Air Lines, Inc. ●	44,893
407	FedEx Corp.	30,579
623	United Parcel Service, Inc. Class B	35,198

		110,670

	Utilities — 0.6%
509	Exelon Corp.	25,257

	Total common stocks (cost $2,658,690)	$2,842,715

WARRANTS — 0.0%
	Banks — 0.0%
524	Washington Mutual, Inc. Private Placement ⌂●†	$—

	Total warrants (cost $—)	$—

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 0.9%
	Finance and Insurance — 0.9%
	Citibank Credit Card Issuance Trust
$11,945	5.65%, 09/20/2019	$13,169
	Harley-Davidson Motorcycle Trust
12,375	5.21%, 06/17/2013	12,943
	Marriott Vacation Club Owner Trust
986	5.36%, 10/20/2028 ■	865
	USAA Automotive Owner Trust
11,285	4.50%, 10/15/2013	11,827

		38,804

	Total asset & commercial mortgage backed securities (cost $36,579)	$38,804

CORPORATE BONDS: INVESTMENT GRADE — 13.7%
	Air Transportation — 0.4%
	Continental Airlines, Inc.
$4,140	5.98%, 04/19/2022	$3,913
	Southwest Airlines Co.
8,700	5.75%, 12/15/2016	8,669
3,281	6.15%, 08/01/2022	3,281

		15,863

	Arts, Entertainment, and Recreation — 0.2%
	Comcast Corp.
8,000	5.90%, 03/15/2016	8,598
	News America Holdings, Inc.
$1,175	5.65%, 08/15/2020 ■	1,191

		9,789

	Beverage and Tobacco Product Manufacturing — 0.1%
	Anheuser-Busch InBev N.V.
3,100	7.75%, 01/15/2019 ■	3,668
	Coca-Cola Enterprises, Inc.
500	8.50%, 02/01/2022	673

		4,341

	Computer and Electronic Product Manufacturing — 0.1%
	Dell, Inc.
2,735	5.88%, 06/15/2019	2,932

	Electrical Equipment, Appliance Manufacturing — 0.2%
	General Electric Co.
6,925	5.00%, 02/01/2013	7,305

	Finance and Insurance — 8.9%
	Ace INA Holdings, Inc.
700	5.88%, 06/15/2014	765
	American Express Centurion Bank
6,350	6.00%, 09/13/2017	6,569
	AXA Financial, Inc.
10,800	7.00%, 04/01/2028	9,489
	Berkshire Hathaway Finance Corp.
5,500	4.85%, 01/15/2015	5,918
	Brandywine Operating Partnership
9,585	6.00%, 04/01/2016	8,877
	Capital One Bank
3,750	6.50%, 06/13/2013	3,998
	Capital One Capital IV
1,625	6.75%, 02/17/2037	1,235
	Cincinnati Financial Corp.
10,000	6.92%, 05/15/2028	9,340
	Citibank NA
26,000	1.88%, 06/04/2012	26,172
	Citigroup, Inc.
8,800	6.00%, 10/31/2033	7,364
520	8.13%, 07/15/2039	582
	Discover Financial Services, Inc.
7,220	6.45%, 06/12/2017	6,465
	Eaton Vance Corp.
3,180	6.50%, 10/02/2017	3,434
	Everest Reinsurance Holdings, Inc.
4,525	5.40%, 10/15/2014	4,530
	Goldman Sachs Group, Inc.
20,000	1.63%, 07/15/2011	20,199
5,500	5.30%, 02/14/2012	5,811
6,000	5.63%, 01/15/2017	6,045
	Health Care Properties
9,780	6.00%, 01/30/2017	9,134
	HSBC Finance Corp.
12,500	5.50%, 01/19/2016	12,779
	International Lease Finance Corp.
10,500	5.00%, 09/15/2012	8,424
6,350	5.63%, 09/15/2010	6,059
	Jackson National Life Insurance Co.
12,650	8.15%, 03/15/2027 ■	12,086

Hartford Advisers HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
CORPORATE BONDS: INVESTMENT GRADE — 13.7% — (continued)
	Finance and Insurance — 8.9% — (continued)
	John Deere Capital Corp.
$8,320	4.88%, 10/15/2010	$8,502
	JP Morgan Chase & Co.
3,500	3.70%, 01/20/2015	3,469
10,375	5.13%, 09/15/2014	10,809
	Kimco Realty Corp.
7,880	5.78%, 03/15/2016	7,746
	Liberty Mutual Group, Inc.
8,750	5.75%, 03/15/2014 ■	8,236
	Liberty Property L.P.
1,725	6.63%, 10/01/2017	1,601
	Merrill Lynch & Co., Inc.
11,000	5.00%, 02/03/2014	11,056
1,000	6.40%, 08/28/2017	1,013
6,000	6.88%, 04/25/2018	6,310
	Morgan Stanley
13,000	5.38%, 10/15/2015	13,419
	National City Corp.
4,250	6.88%, 05/15/2019	4,614
	New England Mutual Life Insurance Co.
12,000	7.88%, 02/15/2024 ■	14,082
	Postal Square L.P.
32,057	8.95%, 06/15/2022	40,358
	Prologis Trust
6,500	5.63%, 11/15/2016	5,832
	Prudential Financial, Inc.
8,000	5.50%, 03/15/2016	7,944
	Realty Income Corp.
4,830	6.75%, 08/15/2019	4,705
	Republic New York Capital I
500	7.75%, 11/15/2006	479
	Santander Central Hispano Issuances Ltd.
1,250	7.63%, 11/03/2009	1,256
	Simon Property Group L.P.
15,100	6.10%, 05/01/2016	15,519
	Sovereign Bancorp, Inc.
4,795	8.75%, 05/30/2018	5,527
	Sovereign Capital Trust IV
7,250	7.91%, 06/13/2036	6,588
	Svenska Handelsbanken Ab
2,900	4.88%, 06/10/2014 ■	3,034
	UnitedHealth Group, Inc.
2,500	5.50%, 11/15/2012	2,677
	Wachovia Corp.
10,000	5.25%, 08/01/2014	10,156
	WEA Finance LLC
5,000	7.13%, 04/15/2018 ■	5,212

		375,419

	Health Care and Social Assistance — 0.5%
	CVS Corp.
7,725	6.13%, 08/15/2016	8,469
	Express Scripts, Inc.
1,020	6.25%, 06/15/2014	1,121
	Merck & Co., Inc.
2,100	4.00%, 06/30/2015	2,207
	Schering-Plough Corp.
9,000	5.55%, 12/01/2013	9,853

		21,650

	Information — 0.9%
	AT&T, Inc.
$2,510	6.80%, 05/15/2036	2,793
	BellSouth Telecommunications
650	7.00%, 12/01/2095	646
	Fiserv, Inc.
6,400	6.13%, 11/20/2012	6,937
	France Telecom S.A.
1,300	4.38%, 07/08/2014	1,363
	Intuit, Inc.
7,900	5.40%, 03/15/2012	8,291
	Oracle Corp.
2,850	6.13%, 07/08/2039	3,209
	Telecom Italia Capital
2,700	7.72%, 06/04/2038	3,206
	Time Warner Cable, Inc.
4,580	5.85%, 05/01/2017	4,829
	Verizon Communications, Inc.
5,000	5.35%, 02/15/2011	5,261
	Verizon Global Funding Corp.
500	7.25%, 12/01/2010	532

		37,067

	Machinery Manufacturing — 0.2%
	Xerox Corp.
6,000	5.50%, 05/15/2012	6,291

	Motor Vehicle & Parts Manufacturing — 0.3%
	DaimlerChrysler NA Holdings Corp.
9,550	6.50%, 11/15/2013	10,289

	Petroleum and Coal Products Manufacturing — 0.3%
	Atmos Energy Corp.
5,875	6.35%, 06/15/2017	6,372
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,200	5.50%, 09/30/2014 ■	1,274
	Weatherford International Ltd.
5,500	5.95%, 06/15/2012	5,898

		13,544

	Pipeline Transportation — 0.1%
	Kinder Morgan Energy Partners L.P.
5,000	6.95%, 01/15/2038	5,370

	Real Estate and Rental and Leasing — 0.2%
	COX Communications, Inc.
9,000	5.45%, 12/15/2014	9,668

	Retail Trade — 0.1%
	Staples, Inc.
2,525	9.75%, 01/15/2014	3,033

	Soap, Cleaning Compound and Toilet Manufacturing — 0.3%
	Procter & Gamble Co.
11,203	9.36%, 01/01/2021	14,040

	Utilities — 0.9%
	Consolidated Edison Co. of NY
4,605	5.30%, 12/01/2016	4,883

Hartford Advisers HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
CORPORATE BONDS: INVESTMENT GRADE — 13.7% — (continued)
	Utilities — 0.9% — (continued)
	Enel Finance International
$4,045	6.80%, 09/15/2037 ■	$4,695
	Indianapolis Power and Light
8,000	6.60%, 06/01/2037 ■	8,702
	MidAmerican Energy Co.
6,000	5.65%, 07/15/2012	6,506
	Niagara Mohawk Power Corp.
2,510	3.55%, 10/01/2014 ■	2,525
	Southern California Edison Co.
8,000	5.55%, 01/15/2037	8,589
	Taqa Abu Dhabi National Energy Co.
3,335	5.88%, 10/27/2016 ■	3,373

		39,273

	Total corporate bonds: investment grade (cost $561,649)	$575,874

MUNICIPAL BONDS — 0.5%
	General Obligations — 0.2%
	Chicago Metropolitan Water Reclamation Dist Taxable,
$685	5.72%, 12/01/2038	$742
	Oregon School Boards Association, Taxable Pension,
10,000	4.76%, 06/30/2028	8,966

		9,708

	Higher Education (Univ., Dorms, etc.) — 0.1%
	Curators University, MO, Taxable System Facs Rev,
2,170	5.96%, 11/01/2039	2,406
	University of California,
1,960	5.77%, 05/15/2043	2,110

		4,516

	Transportation — 0.2%
	Dallas, TX, Area Rapid Transit Taxable Sales Tax Rev,
2,200	6.00%, 12/01/2044	2,436
	Illinois State Toll Highway Auth, Taxable Rev,
365	6.18%, 01/01/2034	398
	New York and New Jersey PA,
975	5.86%, 12/01/2024	1,071
570	6.04%, 12/01/2029	621
	North Texas Tollway Auth Rev Taxable,
3,400	6.72%, 01/01/2049	3,816

		8,342

	Total municipal bonds (cost $22,343)	$22,566

U.S. GOVERNMENT AGENCIES — 0.5%
	Federal National Mortgage Association — 0.0%
$74	6.50%, 05/01/2036 — 07/01/2038	$80

	Government National Mortgage Association — 0.5%
6,396	6.00%, 06/15/2024 — 05/15/2035	6,819
2,198	6.50%, 03/15/2026 — 02/15/2035	2,378
8,407	7.00%, 11/15/2031 — 11/15/2033	9,200
79	7.50%, 09/16/2035	90
$1,300	8.00%, 09/15/2026 — 02/15/2031	$1,478
88	9.00%, 06/20/2016 — 06/15/2022	98

		20,063

	Total U.S. government agencies (cost $18,894)	$20,143

U.S. GOVERNMENT SECURITIES — 13.9%
	Other Direct Federal Obligations — 3.3%
	Federal Financing Corporation — 0.4%
$6,500	5.24%, 12/06/2013	$5,708
11,117	5.25%, 12/27/2013	9,733

		15,441

	Tennessee Valley Authority — 2.9%
64,300	4.38%, 06/15/2015	68,478
50,000	6.00%, 03/15/2013	56,562

		125,040

		140,481

	U.S. Treasury Securities — 10.6%
	U.S. Treasury Bonds — 2.2%
5,000	4.25%, 05/15/2039	5,173
22,000	4.38%, 02/15/2038	23,176
18,000	6.00%, 02/15/2026	22,334
33,650	6.25%, 08/15/2023	42,178

		92,861

	U.S. Treasury Notes — 8.4%
166,500	1.00%, 07/31/2011 — 09/30/2011	166,871
30,000	1.38%, 05/15/2012	30,101
42,000	2.38%, 08/31/2010	42,758
23,000	2.75%, 02/15/2019	21,949
35,000	3.88%, 02/15/2013 — 05/15/2018	36,947
30,135	4.13%, 08/15/2010	31,114
13,000	4.25%, 08/15/2013	14,175
9,950	4.75%, 05/31/2012	10,859

		354,774

		447,635

	Total U.S. government securities (cost $567,149)	$588,116

	Total long-term investments (cost $3,865,304)	$4,088,218

SHORT-TERM INVESTMENTS — 2.7%
	Repurchase Agreements — 2.7%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $8,159, collateralized by FHLMC 5.50%, 2035, value of $8,322)
$8,158	0.06%, 09/30/2009	$8,158

Hartford Advisers HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares or Principal Amount			Value ╪
SHORT-TERM INVESTMENTS — 2.7% — (continued)
	Repurchase Agreements — 2.7% — (continued)

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $45,391, collateralized by FHLMC 4.50% - 6.50%, 2019 - 2039, FNMA 4.00% - 7.00%, 2017 - 2039, value of $46,298)

$45,390	0.06%, 09/30/2009		$45,390

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $21,318, collateralized by FHLMC 4.00% - 7.00%, 2036 - 2039, FNMA 5.50% - 7.00%, 2033 - 2047, value of $21,744)

21,318	0.08%, 09/30/2009		21,318
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $29,515, collateralized by FNMA 4.50% - 5.50%, 2017 - 2039, value of $30,105)
29,515	0.06%, 09/30/2009		29,515
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $31, collateralized by U.S. Treasury Bond 0.88%, 2011, value of $31)
31	0.03%, 09/30/2009		31

UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $7,919, collateralized by FHLMC 7.00% - 10.00%, 2010 - 2021, FNMA 4.00% - 6.50%, 2023 - 2039, value of $8,077)

7,919	0.07%, 09/30/2009		7,919

			112,331

	Total short-term investments (cost $112,331)		$112,331

	Total investments (cost $3,977,635) ▲	99.5%	$4,200,549
	Other assets and liabilities	0.5%	22,903

	Total net assets	100.0%	$4,223,452

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.5% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.
▲	At September 30, 2009, the cost of securities for federal income tax purposes was $4,069,926 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$345,422
Unrealized Depreciation	(214,799)

Net Unrealized Appreciation	$130,623

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at September 30, 2009, was $16,019, which represents 0.38% of total net assets. This calculation excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. the aggregate value of these securities at September 30, 2009, was $68,943, which represents 1.63% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
06/2007	11,241	Buck Holdings L.P.	$11,253
04/2008	4,194	Washington Mutual, Inc. Private Placement	36,700
04/2008	524	Washington Mutual, Inc. Private Placement Warrants	—

The aggregate value of these securities at September 30, 2009 was $16,019 which represents 0.38% of total net assets.

PA – Port Authority

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Advisers HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$38,804	$—	$38,804	$—
Common Stocks	2,842,715	2,739,739	86,957	16,019
Corporate Bonds: Investment Grade	575,874	—	568,680	7,194
Municipal Bonds	22,566	—	22,566	—
U.S. Government Agencies	20,143	—	20,143	—
U.S. Government Securities	588,116	50,039	538,077	—
Warrants	—	—	—	—
Short-Term Investments	112,331	—	112,331	—

Total	$4,200,549	$2,789,778	$1,387,558	$23,213

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of		Change in			Balance as of
	December 31,	Realized Gain	Unrealized			September 30,
	2008	(Loss)	Appreciation		Net Sales	2009

Assets:
Asset & Commercial Mortgage Backed Securities	4,580	(3,577)	4,145	*	(5,148)	—
Common Stock	10,906	—	5,113	†	—	16,019
Corporate Bonds	5,251	—	2,055	‡	(112)	7,194
Warrants	—	—	—	§	—	—

Total	$20,737	$(3,577)	$11,313		$(5,260)	$23,213

*	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2009 was $—.

†	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2009 was $5,113.

‡	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2009 was $2,055.

§	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2009 was $—.

Hartford Capital Appreciation HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 97.7%
	Automobiles & Components — 3.2%
405	Daimler AG	$20,321
33,514	Ford Motor Co. ●	241,636
2,902	Modine Manufacturing Co.	26,904
1,016	TRW Automotive Holdings Corp. ●	17,022

		305,883

	Banks — 4.0%
38	HDFC Bank Ltd. ADR	4,463
1,190	HSBC Holding plc	13,626
3,041	Huntington Bancshares, Inc.	14,321
49,973	Industrial and Commercial Bank of China	37,479
1,022	Itau Unibanco Banco Multiplo S.A. ADR	20,593
7,997	Lloyds Banking Group plc	13,282
330	PNC Financial Services Group, Inc.	16,025
1,218	Popular, Inc.	3,446
1,990	Standard Chartered plc	49,147
418	Sumitomo Mitsui Financial Group, Inc.	14,478
661	SunTrust Banks, Inc.	14,912
469	Washington Mutual, Inc. Private Placement ⌂†	103
6,433	Wells Fargo & Co.	181,282

		383,157

	Capital Goods — 7.3%
640	ABB Ltd. ADR	12,816
36	Alliant Techsystems, Inc. ●	2,795
279	AMETEK, Inc.	9,754
799	BE Aerospace, Inc. ●	16,095
326	Boeing Co.	17,633
399	Caterpillar, Inc.	20,497
186	Cummins, Inc.	8,350
182	Deere & Co.	7,811
572	Dover Corp.	22,158
271	Emerson Electric Co.	10,851
108	First Solar, Inc. ●	16,510
174	Flowserve Corp.	17,126
645	Fluor Corp.	32,792
71	General Dynamics Corp.	4,574
8,268	General Electric Co.	135,762
1,000	Hansen Transmissions ●	2,054
254	Illinois Tool Works, Inc.	10,863
627	Ingersoll-Rand plc	19,239
226	Joy Global, Inc.	11,081
201	Lockheed Martin Corp.	15,686
765	Manitowoc Co., Inc.	7,242
866	Mueller Water Products, Inc.	4,746
338	Owens Corning, Inc. ●	7,579
154	Parker-Hannifin Corp.	7,963
211	Pentair, Inc.	6,232
401	Precision Castparts Corp.	40,809
1,992	Raytheon Co.	95,576
144	Regal-Beloit Corp.	6,559
350	Siemens AG	32,229
163	Stanley Works	6,975
959	Sunpower Corp. Class B ●	24,188
750	Terex Corp. ●	15,547
217	Textron, Inc.	4,111
441	Trex Co., Inc. ●	8,021
243	Trina Solar Ltd. ADR ●	7,805
236	Vestas Wind Systems A/S ●	17,238
827	Yingli Green Energy Holdings ●	10,302

		697,569

	Commercial & Professional Services — 0.2%
287	American Reprographics Co. LLC ●	2,729
474	Cenveo, Inc. ●	3,281
503	Corrections Corp. of America ●	11,384
230	Monster Worldwide, Inc. ●	4,019

		21,413

	Consumer Durables & Apparel — 1.7%
2,631	Anta Sports Products Ltd.	3,253
286	CIE Financiere Richemont S.A.	8,106
880	Coach, Inc.	28,982
496	Hanesbrands, Inc. ●	10,623
383	Iconix Brand Group, Inc. ●	4,772
644	Lennar Corp.	9,178
664	Liz Claiborne, Inc.	3,272
2,000	Newell Rubbermaid, Inc.	31,380
49	NVR, Inc. ●	31,214
881	Pulte Homes, Inc.	9,684
464	Tempur-Pedic International, Inc.	8,783
318	Toll Brothers, Inc. ●	6,216
186	Warnaco Group, Inc. ●	8,163

		163,626

	Consumer Services — 1.4%
275	Apollo Group, Inc. Class A ●	20,260
142	Bally Technologies, Inc. ●	5,448
291	Brinks Home Security Holding ●	8,966
164	Cheesecake Factory, Inc. ●	3,045
145	Coinstar, Inc. ●	4,769
217	Corinthian Colleges, Inc. ●	4,035
93	Ctrip.com International Ltd. ADR ●	5,491
213	Educomp Solutions Ltd.	20,699
313	International Game Technology	6,721
53	ITT Educational Services, Inc. ●	5,864
56	K12, Inc. ●	926
407	Life Time Fitness, Inc. ●	11,411
14,956	Shangri-La Asia Ltd.	28,127
144	Starbucks Corp. ●	2,971
1,431	Thomas Cook Group plc	5,324
8	Weight Watchers International, Inc.	207

		134,264

	Diversified Financials — 7.5%
1,868	American Capital Ltd.	6,033
473	Ameriprise Financial, Inc.	17,166
14,169	Bank of America Corp.	239,738
148	Deutsche Boerse AG	12,077
1,188	GAM Holding Ltd.	59,573
1,213	Goldman Sachs Group, Inc.	223,527
756	ING Groep N.V.	13,567
339	JP Morgan Chase & Co.	14,842
202	Moody’s Corp.	4,127
172	Morgan Stanley	5,308
1,078	Nomura Holdings, Inc.	6,606
452	Oaktree Capital ■●	13,786

Hartford Capital Appreciation HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 97.7% — (continued)
	Diversified Financials — 7.5% — (continued)
407	PennantPark Investment Corp.	$3,300
85	State Street Corp.	4,446
554	TD Ameritrade Holding Corp. ●	10,869
3,295	UBS AG	60,414
1,185	UBS AG ADR	21,691

		717,070

	Energy — 9.7%
175	Alpha Natural Resources, Inc. ●	6,136
114	Anadarko Petroleum Corp.	7,139
429	Apache Corp.	39,377
1,930	Baker Hughes, Inc.	82,325
571	BG Group plc	9,951
89	Cabot Oil & Gas Corp.	3,192
2,998	Cameco Corp.	83,342
221	Canadian Natural Resources Ltd. ADR	14,822
3	Chesapeake Energy Corp.	89
1,823	Complete Production Services, Inc. ●	20,601
570	Consol Energy, Inc.	25,730
83	Diamond Offshore Drilling, Inc.	7,918
792	Dresser-Rand Group, Inc. ●	24,620
105	Exxon Mobil Corp.	7,184
2,068	Halliburton Co.	56,071
602	Hess Corp.	32,156
33	Karoon Gas Australia Ltd. ●	226
408	Lundin Petroleum Ab ●	3,314
246	Massey Energy Co.	6,847
605	Nabors Industries Ltd. ●	12,649
979	National Oilwell Varco, Inc. ●	42,241
406	Newfield Exploration Co. ●	17,267
436	Noble Corp.	16,566
660	Noble Energy, Inc.	43,529
3,008	OAO Gazprom Class S ADR	69,933
218	Occidental Petroleum Corp.	17,076
164	Oceaneering International, Inc. ●	9,294
1,087	OMV AG	44,039
258	Overseas Shipholding Group, Inc.	9,631
119	Peabody Energy Corp.	4,433
114	PetroChina Co., Ltd. ADR	12,911
600	Petroleo Brasileiro S.A. ADR	27,540
265	SBM Offshore N.V.	5,643
392	Smith International, Inc.	11,241
2,223	Suncor Energy, Inc.	77,012
330	Talisman Energy, Inc.	5,722
243	Total S.A. ADR	14,400
62	Transocean, Inc. ●	5,316
542	Tsakos Energy Navigation Ltd.	8,484
772	Valero Energy Corp.	14,962
431	Weatherford International Ltd. ●	8,926
163	Whiting Petroleum Corp. ●	9,409
94	XTO Energy, Inc.	3,892

		923,156

	Food & Staples Retailing — 0.6%
487	Kroger Co.	10,050
14,953	Olam International Ltd.	26,341
354	Sysco Corp.	8,807
294	Wal-Mart Stores, Inc.	14,437

		59,635

	Food, Beverage & Tobacco — 2.0%
94	BRF Brasil Foods S.A. ADR ●	5,021
8,666	Chaoda Modern Agriculture	5,215
220	Groupe Danone	13,321
703	Imperial Tobacco Group plc	20,378
3	Japan Tobacco, Inc.	11,423
3,937	Marine Harvest ●	2,862
1,055	Nestle S.A.	45,046
727	PepsiCo, Inc.	42,669
224	Philip Morris International, Inc.	10,894
842	Unilever N.V. CVA	24,355
318	Unilever N.V. NY Shares ADR	9,183

		190,367

	Health Care Equipment & Services — 6.0%
1,972	ATS Medical, Inc. ●	5,285
97	Bard (C.R.), Inc.	7,658
61	Beckman Coulter, Inc.	4,199
8,206	Boston Scientific Corp. ●	86,900
474	Cardinal Health, Inc.	12,711
229	China Medical Technologies, Inc. ADR	3,713
138	CIGNA Corp.	3,862
1,493	Covidien plc	64,567
101	Edwards Lifesciences Corp. ●	7,035
932	Hologic, Inc. ●	15,233
66	Hospira, Inc. ●	2,956
10	Intuitive Surgical, Inc. ●	2,685
126	Inverness Medical Innovation, Inc. ●	4,876
2,073	McKesson Corp.	123,436
2,081	Medtronic, Inc.	76,593
341	St. Jude Medical, Inc. ●	13,287
294	SXC Health Solutions Corp. ●	13,747
4,671	UnitedHealth Group, Inc.	116,953
49	Varian Medical Systems, Inc. ●	2,059
357	Volcano Corp. ●	5,998

		573,753

	Household & Personal Products — 0.5%
273	Herbalife Ltd.	8,935
289	Medifast, Inc. ●	6,271
466	Procter & Gamble Co.	26,997

		42,203

	Insurance — 4.8%
4,992	ACE Ltd.	266,862
355	Aegon N.V.	3,038
378	Assured Guaranty Ltd.	7,345
2,520	China Life Insurance Co., Ltd.	10,994
222	Everest Re Group Ltd.	19,504
1,360	Fidelity National Financial, Inc.	20,516
155	First American Financial Corp.	5,001
2,754	Fortis	12,970
365	Lincoln National Corp.	9,452
2,178	Marsh & McLennan Cos., Inc.	53,852
59	PartnerRe Ltd.	4,554
271	Platinum Underwriters Holdings Ltd.	9,702
186	Principal Financial Group, Inc.	5,103

Hartford Capital Appreciation HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS —97.7% — (continued)
	Insurance — 4.8% — (continued)
341	Reinsurance Group of America, Inc.	$15,222
671	Unum Group	14,382
12	White Mountains Insurance Group Ltd.	3,808

		462,305

	Materials — 6.1%
1,377	AngloGold Ltd. ADR	56,135
1,472	Aracruz Celulose S.A. ADR ●	32,762
62	ArcelorMittal ADR	2,288
223	Barrick Gold Corp.	8,445
3,126	China Resources Cement ●	1,573
675	Cliff’s Natural Resources, Inc.	21,851
559	CRH plc	15,519
43	FMC Corp.	2,405
113	Freeport-McMoRan Copper & Gold, Inc.	7,746
95	HeidelbergCement AG	6,132
95	HeidelbergCement AG Rights	507
557	Impala Platinum Holdings Ltd.	13,049
208	Martin Marietta Materials, Inc.	19,187
536	Mosaic Co.	25,751
1,480	Newmont Mining Corp.	65,136
485	Nucor Corp.	22,813
340	Owens-Illinois, Inc. ●	12,557
454	Potash Corp. of Saskatchewan, Inc.	41,014
72	Potash Corp. of Saskatchewan, Inc. ADR	6,504
69	Praxair, Inc.	5,667
79	Randgold Resources Ltd. ADR	5,500
1,978	Rexam plc	8,281
360	Rio Tinto plc	15,303
3,412	Teck Cominco Ltd. Class B	94,056
339	Usinas Siderurgicas De Minas Gerais S.A.	8,975
1,301	Vedanta Resources plc	39,582
172	Vulcan Materials Co.	9,284
88	Walter Energy, Inc.	5,300
2,107	Xstrata plc	31,067
488	Yamana Gold, Inc.	5,226

		589,615

	Media — 1.7%
816	Comcast Corp. Class A	13,788
947	Comcast Corp. Special Class A	15,234
253	DreamWorks Animation SKG, Inc. ●	9,006
30	Harvey Weinstein Co. Holdings Class A-1 ⌂ ●†	—
160	Scripps Networks Interactive Class A	5,905
1,205	Viacom, Inc. Class B ●	33,797
485	Virgin Media, Inc.	6,754
2,364	Walt Disney Co.	64,902
1,508	WPP plc	12,966

		162,352

	Pharmaceuticals, Biotechnology & Life Sciences — 11.1%
149	Abbott Laboratories	7,371
480	Alkermes, Inc. ●	4,407
698	Amgen, Inc. ●	42,011
378	Amylin Pharmaceuticals, Inc. ●	5,180
118	AstraZeneca plc ADR	5,292
1,505	Bristol-Myers Squibb Co.	33,883
3,485	Elan Corp. plc ADR ●	24,779
413	Eli Lilly & Co.	13,652
519	Genzyme Corp. ●	29,430
281	Icon plc ADR ●	6,889
915	Impax Laboratories, Inc. ●	7,994
312	Johnson & Johnson	18,973
903	King Pharmaceuticals, Inc. ●	9,722
86	Life Technologies Corp. ●	3,997
5,344	Merck & Co., Inc.	169,043
6,007	Novavax, Inc. ●	23,788
11,559	Pfizer, Inc.	191,295
956	Roche Holding AG	154,598
3,576	Schering-Plough Corp.	101,029
2,216	Teva Pharmaceutical Industries Ltd. ADR	112,020
264	Thermo Fisher Scientific, Inc. ●	11,516
321	UCB S.A.	13,565
1,456	Wyeth	70,723

		1,061,157

	Real Estate — 0.8%
565	BR Malls Participacoes S.A. ●	6,670
430	Brookfield Asset Management, Inc.	9,756
887	Chimera Investment Corp.	3,388
10,057	China Overseas Land & Investment Ltd.	21,646
2,905	Sun Hung Kai Properties Ltd.	42,677

		84,137

	Retailing — 5.2%
348	Abercrombie & Fitch Co. Class A	11,452
162	Advance Automotive Parts, Inc.	6,348
237	Aeropostale, Inc. ●	10,320
959	Amazon.com, Inc. ●	89,505
15	AutoZone, Inc. ●	2,164
210	Best Buy Co., Inc.	7,866
92	Blue Nile, Inc. ●	5,696
29,055	Buck Holdings L.P. ⌂ ● †	39,014
227	GameStop Corp. Class A ●	5,995
1,352	Gap, Inc.	28,924
156	Guess?, Inc.	5,788
556	Home Depot, Inc.	14,809
144	Kohl’s Corp. ●	8,212
272	Nordstrom, Inc.	8,309
323	Sherwin-Williams Co.	19,420
507	Shutterfly, Inc. ●	8,433
6,035	Staples, Inc.	140,144
148	Target Corp.	6,922
187	The Buckle, Inc.	6,387
1,400	TJX Cos., Inc.	52,004
403	Urban Outfitters, Inc. ●	12,169
50	Vitacost.com, Inc. ●	546

		490,427

	Semiconductors & Semiconductor Equipment — 2.3%
885	Altera Corp.	18,146
229	Analog Devices, Inc.	6,316
1,257	ASML Holding N.V. ADR	37,162
1,469	Intel Corp.	28,755
405	Intersil Corp.	6,195
352	Lam Research Corp. ●	12,017

Hartford Capital Appreciation HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 97.7% — (continued)
	Semiconductors & Semiconductor Equipment — 2.3% — (continued)
590	MEMC Electronic Materials, Inc. ●	$9,810
1,135	ON Semiconductor Corp. ●	9,360
1,177	RF Micro Devices, Inc. ●	6,389
459	Skyworks Solutions, Inc. ●	6,076
2,397	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	26,268
882	Texas Instruments, Inc.	20,891
952	TriQuint Semiconductor, Inc. ●	7,347
216	Varian Semiconductor Equipment Associates, Inc. ●	7,084
563	Xilinx, Inc.	13,189

		215,005

	Software & Services — 7.3%
2,027	Activision Blizzard, Inc. ●	25,113
95	Alliance Data Systems Corp. ●	5,803
465	BMC Software, Inc. ●	17,435
83	CACI International, Inc. Class A ●	3,923
268	Check Point Software Technologies Ltd. ADR ●	7,584
2,359	Cia Brasileira de Meios de Pagamentos	23,373
118	Concur Technologies, Inc. ●	4,704
1,421	eBay, Inc. ●	33,556
104	Equinix, Inc. ●	9,540
298	Giant Interactive Group, Inc. ADR	2,255
318	Google, Inc. ●	157,563
233	Longtop Financial Technologies Ltd. ●	6,642
182	Mastercard, Inc.	36,731
2,638	Microsoft Corp.	68,286
118	Netease.com, Inc. ●	5,393
5,325	Oracle Corp.	110,968
182	Shanda Interactive Entertainment Ltd. ADR ●	9,311
874	Sohu.com, Inc. ●	60,123
496	Take-Two Interactive Software, Inc. ●	5,560
112	Visa, Inc.	7,724
163	Vistaprint N.V. ●	8,287
359	Vocus, Inc. ●	7,502
3,002	Western Union Co.	56,799
1,603	Yahoo!, Inc. ●	28,544

		702,719

	Technology Hardware & Equipment — 10.8%
515	Apple, Inc. ●	95,460
506	Arrow Electronics, Inc. ●	14,255
171	Avnet, Inc. ●	4,451
9,523	Cisco Systems, Inc. ●	224,167
1,624	Corning, Inc. ●	24,867
333	Dell, Inc. ●	5,081
2,590	EMC Corp. ●	44,140
1,246	Emulex Corp. ●	12,824
1,357	Flextronics International Ltd. ●	10,125
2,078	Hewlett-Packard Co.	98,085
361	High Technology Computer Corp.	3,949
23,961	Hon Hai Precision Industry Co., Ltd.	95,676
887	IBM Corp.	106,061
436	Jabil Circuit, Inc.	5,844
895	JDS Uniphase Corp. ●	6,362
523	Juniper Networks, Inc. ●	14,144
3,998	Motorola, Inc.	34,344
1,131	NetApp, Inc. ●	30,175
992	QLogic Corp. ●	17,068
2,747	Qualcomm, Inc.	123,538
559	Riverbed Technology, Inc. ●	12,281
782	Seagate Technology	11,890
75	Solar Cayman Ltd. ⌂ ●†	637
251	Starent Networks Corp. ●	6,385
243	Teradata Corp. ●	6,677
5,000	Toshiba Corp.	26,171

		1,034,657

	Telecommunication Services — 0.9%
2,050	AT&T, Inc.	55,373
174	Brasil Telecom S.A. ADR	4,592
225	Leap Wireless International, Inc. ●	4,403
1,076	MetroPCS Communications, Inc. ●	10,073
300	Mobile Telesystems OJSC ADR	14,481

		88,922

	Transportation — 2.1%
1,816	Air Asia BHD ●	733
137	C.H. Robinson Worldwide, Inc.	7,917
166	Con-way, Inc.	6,365
8,692	Delta Air Lines, Inc. ●	77,883
603	Deutsche Post AG	11,226
708	FedEx Corp.	53,226
190	J.B. Hunt Transport Services, Inc.	6,101
222	Kansas City Southern ●	5,873
269	TNT N.V.	7,235
197	United Parcel Service, Inc. Class B	11,130
960	US Airways Group, Inc. ●	4,510

		192,199

	Utilities — 0.5%
447	Allegheny Energy, Inc.	11,852
254	Entergy Corp	20,316
63	FirstEnergy Corp.	2,899
614	Northeast Utilities	14,583

		49,650

	Total common stocks (cost $8,483,928)	$9,345,241

WARRANTS — 0.0%
	Banks — 0.0%
59	Washington Mutual, Inc. Private Placement ⌂ ●†	$—

	Capital Goods — 0.0%
150	Capstone Turbine Corp. ⌂ ●	—

	Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
510	Novavax, Inc. ⌂ ●	173

	Total warrants (cost $–)	$173

Hartford Capital Appreciation HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares or Principal Amount			Value ╪
EXCHANGE TRADED FUNDS — 0.8%
	Other Investment Pools and Funds — 0.8%
153	iShares MSCI EAFE Index Fund		$8,386
123	iShares MSCI Emerging Markets Index Fund		4,782
245	S & P 500 Depositary Receipt		25,883
262	S & P MidCap 400 Depositary Receipts		$32,811

	Total exchange traded funds (cost $62,808)		$71,862

CORPORATE BONDS: NON-INVESTMENT GRADE — 0.2%
	Finance and Insurance — 0.2%
	MBIA Insurance Co.
$53,500	14.00%, 01/15/2033 ■ ∆		$23,540

	Total corporate bonds: non-investment grade (cost $53,134)		$23,540

	Total long-term investments (cost $8,599,870)		$9,440,816

SHORT-TERM INVESTMENTS — 1.5%
	Repurchase Agreements — 1.5%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $10,520, collateralized by FHLMC 5.50%, 2035, value of $10,731)
$10,520	0.06%, 09/30/2009		$10,520

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $58,530, collateralized by FHLMC 4.50% - 6.50%, 2019 - 2039, FNMA 4.00% - 7.00%, 2017 - 2039, value of $59,700)

58,530	0.06%, 09/30/2009		58,530

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $27,489, collateralized by FHLMC 4.00% - 7.00%, 2036 - 2039, FNMA 5.50% - 7.00%, 2033 - 2047, value of $28,038)

27,489	0.08%, 09/30/2009		27,489
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $38,058, collateralized by FNMA 4.50% - 5.50%, 2017 - 2039, value of $38,820)
38,058	0.06%, 09/30/2009		38,058
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $40, collateralized by U.S. Treasury Bond 0.88%, 2011, value of $40)
39	0.03%, 09/30/2009		39

UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $10,211, collateralized by FHLMC 7.00% - 10.00%, 2010 - 2021, FNMA 4.00% - 6.50%, 2023 - 2039, value of $10,415)

$10,211	0.07%, 09/30/2009		$10,211

			144,847

	Total short-term investments (cost $144,847)		$144,847

	Total investments (cost $8,744,717) ▲	100.2%	$9,585,663
	Other assets and liabilities	(0.2)%	(18,033)

	Total net assets	100.0%	$9,567,630

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 22.4% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $9,305,301 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$761,809
Unrealized Depreciation	(481,447)

Net Unrealized Appreciation	$280,362

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at September 30, 2009, was $39,754, which represents 0.42% of total net assets. This calculation excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

∆	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2009.

Hartford Capital Appreciation HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2009, was $37,326, which represents 0.39% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
06/2007	29,055	Buck Holdings L.P.	$29,086
09/2008	150	Capstone Turbine Corp. Warrants	—
10/2005	30	Harvey Weinstein Co. Holdings Class A-1 - Reg D	27,951
07/2008	510	Novavax, Inc. Warrants	—
03/2007	75	Solar Cayman Ltd. - 144A	1,042
04/2008	469	Washington Mutual, Inc. Private Placement	4,100
04/2008	59	Washington Mutual, Inc. Private Placement Warrants	—
     The aggregate value of these securities at September 30, 2009 was $39,927 which represents 0.42% of total net assets.
Forward Foreign Currency Contracts Outstanding at September 30, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
British Pound (Buy)	$162	$162	10/02/09	$—
Danish Krone (Sell)	2,977	2,964	10/02/09	(13)
Danish Krone (Sell)	847	847	10/05/09	—
Euro (Sell)	4,516	4,499	10/01/09	(17)
Euro (Sell)	4,859	4,839	10/02/09	(20)
Euro (Buy)	67	67	10/02/09	—
Euro (Sell)	3,227	3,230	10/05/09	3
Hong Kong Dollar (Buy)	1,589	1,589	10/06/09	—
Japanese Yen (Sell)	5,403	5,372	10/01/09	(31)
Japanese Yen (Buy)	3,262	3,257	10/02/09	5
Singapore Dollar (Buy)	1,215	1,206	10/01/09	9
Singapore Dollar (Buy)	1,930	1,918	10/02/09	12
Singapore Dollar (Buy)	1,372	1,371	10/05/09	1
Swiss Franc (Sell)	1,152	1,151	10/02/09	(1)

				$(52)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Capital Appreciation HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$9,345,241	$8,114,037	$1,176,091	$55,113
Corporate Bonds: Non-Investment Grade	23,540	—	23,540	—
Exchange Traded Funds	71,862	71,862	—	—
Warrants	173	—	173	—
Short-Term Investments	144,847	—	144,847	—

Total	$9,585,663	$8,185,899	$1,344,651	$55,113

Other Financial Instruments *	$30	$—	$30	$—

Liabilities:
Other Financial Instruments *	$82	$—	$82	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of	Change in		Transfers In	Balance as of
	December 31,	Unrealized		and/or Out of	September 30,
	2008	Appreciation	Net Purchases	Level 3	2009

Assets:
Common Stock	46,381	8,297 *	2,955	(2,520)	55,113
Corporate Bonds	15,599	— †	—	(15,599)	—

Total	$61,980	$8,297	$2,955	$(18,119)	$55,113

*	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2009 was $8,297.

†	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2009 was $—.

Hartford Disciplined Equity HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 98.5%
	Automobiles & Components — 1.1%
955	Ford Motor Co. ● Ø	$6,883
312	TRW Automotive Holdings Corp. ●	5,219

		12,102

	Banks — 4.6%
414	PNC Financial Services Group, Inc.	20,092
1,174	Wells Fargo & Co.	33,072

		53,164

	Capital Goods — 7.1%
330	Dover Corp.	12,802
229	Fluor Corp.	11,634
96	General Dynamics Corp.	6,221
310	Lockheed Martin Corp.	24,166
161	Precision Castparts Corp.	16,370
77	Raytheon Co.	3,689
111	United Technologies Corp.	6,733

		81,615

	Commercial & Professional Services — 1.1%
219	Manpower, Inc.Θ	12,402

	Consumer Services — 1.7%
156	Apollo Group, Inc. Class A ●	11,515
70	ITT Educational Services, Inc. ●Θ	7,695

		19,210

	Diversified Financials — 4.7%
184	Ameriprise Financial, Inc.	6,685
1,264	Bank of America Corp. Ø	21,387
139	Goldman Sachs Group, Inc.	25,551

		53,623

	Energy — 9.6%
225	ConocoPhillips Holding Co. Ø	10,179
128	Consol Energy, Inc.	5,792
56	Diamond Offshore Drilling, Inc.	5,302
181	Hess Corp.	9,693
552	Marathon Oil Corp.	17,599
605	Nabors Industries Ltd.●	12,640
143	National Oilwell Varco, Inc. ●	6,176
244	Occidental Petroleum Corp.	19,153
128	Peabody Energy Corp. Θ	4,746
220	Ultra Petroleum Corp.●	10,786
210	XTO Energy, Inc. Ø	8,656

		110,722

	Food & Staples Retailing — 1.8%
223	BJ’s Wholesale Club, Inc. ●	8,070
256	Wal-Mart Stores, Inc.	12,542

		20,612

	Food, Beverage & Tobacco — 6.7%
946	Altria Group, Inc.	16,856
101	Archer Daniels Midland Co.	2,937
167	Dr. Pepper Snapple Group ●	4,813
145	Lorillard, Inc.	10,796
219	PepsiCo, Inc.	12,870
590	Philip Morris International, Inc.	28,765

		77,037

	Health Care Equipment & Services — 3.6%
55	Humana, Inc. ●	2,059
209	Medtronic, Inc.	7,680
408	St. Jude Medical, Inc. ●	15,932
377	UnitedHealth Group, Inc.	9,445
135	Wellpoint, Inc. ●	6,375

		41,491

	Insurance — 5.9%
294	Allied World Assurance Holdings Ltd.	14,101
466	Axis Capital Holdings Ltd.	14,049
171	Everest Re Group Ltd.	15,006
472	Genworth Financial, Inc.	5,645
223	Lincoln National Corp. Θ	5,775
115	Prudential Financial, Inc.	5,720
378	Unum Group	8,102

		68,398

	Materials — 1.2%
126	Freeport-McMoRan Copper & Gold, Inc.	8,645
117	Mosaic Co. Θ	5,619

		14,264

	Pharmaceuticals, Biotechnology & Life Sciences — 14.6%
263	Abbott Laboratories	13,001
411	Amgen, Inc. ●	24,748
781	Bristol-Myers Squibb Co.	17,588
608	Eli Lilly & Co.	20,076
753	Forest Laboratories, Inc. ●	22,168
223	Gilead Sciences, Inc. ●	10,392
186	Johnson & Johnson	11,295
418	Merck & Co., Inc.	13,209
362	Pfizer, Inc.	5,991
610	Schering-Plough Corp.	17,218
236	Wyeth	11,475

		167,161

	Real Estate — 0.9%
587	Annaly Capital Management, Inc.	10,652

	Retailing — 7.0%
105	Amazon.com, Inc. ●	9,803
20	AutoZone, Inc. ●	2,924
189	Best Buy Co., Inc. Θ	7,099
221	Big Lots, Inc. ●	5,540
1,197	Gap, Inc. Θ	25,624
142	Kohl’s Corp. ●	8,084
335	Macy’s, Inc.	6,127
1,064	Office Depot, Inc. ●	7,044
243	TJX Cos., Inc.	9,024

		81,269

	Semiconductors & Semiconductor Equipment — 2.2%
191	Maxim Integrated Products, Inc.	3,465
892	ON Semiconductor Corp. ●	7,355
626	Texas Instruments, Inc.	14,827

		25,647

	Software & Services — 9.3%
472	Accenture plc.	17,606
148	BMC Software, Inc. ●	5,543
37	Google, Inc. ●	18,495
22	Mastercard, Inc.	4,508
1,096	Microsoft Corp.	28,386
985	Oracle Corp.	20,523
288	VeriSign, Inc. ●	6,811
306	Western Union Co.	5,780

		107,652

	Technology Hardware & Equipment — 8.5%
160	Apple, Inc. ●	29,585

Hartford Disciplined Equity HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares or Principal Amount			Value ╪
COMMON STOCKS — 98.5% — (continued)
	Technology Hardware & Equipment — 8.5% — (continued)
558	Cisco Systems, Inc. ●		$13,128
247	Hewlett-Packard Co.		11,675
139	IBM Corp.		16,602
190	Qualcomm, Inc. Ø		8,528
570	Seagate Technology		8,668
1,132	Xerox Corp.		8,759

			96,945

	Telecommunication Services — 2.1%
896	AT&T, Inc.		24,191

	Utilities — 4.8%
252	Entergy Corp.		20,117
249	Exelon Corp.		12,331
232	FirstEnergy Corp.		10,625
51	PG&E Corp.		2,053
396	UGI Corp.		9,919

			55,045

	Total common stocks (cost $1,097,857)		$1,133,202

	Total long-term investments (cost $1,097,857)		$1,133,202

SHORT-TERM INVESTMENTS — 1.1%
	Repurchase Agreements — 1.1%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $920, collateralized by FHLMC 5.50%, 2035, value of $939)
$920	0.06%, 09/30/2009		$920

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $5,120, collateralized by FHLMC 4.50% - 6.50%, 2019 - 2039, FNMA 4.00% - 7.00%, 2017 - 2039, value of $5,222)

5,120	0.06%, 09/30/2009		5,120

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $2,405, collateralized by FHLMC 4.00% - 7.00%, 2036 - 2039, FNMA 5.50% - 7.00%, 2033 - 2047, value of $2,453)

2,405	0.08%, 09/30/2009		2,405
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $3,329, collateralized by FNMA 4.50% - 5.50%, 2017 - 2039, value of $3,396)
3,329	0.06%, 09/30/2009		3,329
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $3, collateralized by U.S. Treasury Bond 0.88%, 2011, value of $4)
3	0.03%, 09/30/2009		3

UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $893, collateralized by FHLMC 7.00% - 10.00%, 2010 - 2021, FNMA 4.00% - 6.50%, 2023 - 2039, value of $911)

$893	0.07%, 09/30/2009		$893

			12,670

	Total short-term investments (cost $12,670)		$12,670

	Total investments (cost $1,110,527)▲	99 .6%	$1,145,872
	Other assets and liabilities	0 .4%	5,096

	Total net assets	100.0%	$1,150,968

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $1,110,527 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$148,271
Unrealized Depreciation	(112,926)

Net Unrealized Appreciation	$35,345

●	Currently non-income producing.

Hartford Disciplined Equity HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)
Ø	At September 30, 2009, these securities were designated to cover open call options written as follows:

				Unrealized
Issuer/ Exercise Price/	Number of	Market	Premiums	Appreciation
Expiration Date	Contracts*	Value ╪	Received	(Depreciation)
Best Buy Co., Inc., $45.00, Oct, 2009	273	$—	$23	$23
Gap, Inc., $24.00, Oct, 2009	1,563	$8	$46	$38
ITT Educational Services, Inc., $115.00, Oct, 2009	109	$20	$16	$(4)
Lincoln National Corp., $27.00, Nov, 2009	440	$97	$85	$(12)
Manpower, Inc., $65.00, Nov, 2009	205	$16	$13	$(3)
Mosaic Co., $60.00, Nov, 2009	231	$15	$21	$6
Peabody Energy Corp., $42.00, Oct, 2009	313	$7	$40	$33

		$163	$244	$81

*	The number of contracts does not omit 000’s.

Θ	At September 30, 2009, the sum of securities valued at $2,263 and cash of $2,844 collateralized the maximum delivery obligation of open put options written as follows:

				Unrealized
Issuer/ Exercise Price/	Number of	Market	Premiums	Appreciation
Expiration Date	Contracts*	Value ╪	Received	(Depreciation)
Bank of America Corp., $14.00, Nov, 2009	687	$22	$27	$5
ConocoPhillips, $40.00, Nov, 2009	253	$15	$18	$3
Ford Motor Co., $6.00, Nov, 2009	1,573	$30	$33	$3
Qualcomm, Inc., $42.50, Oct, 2009	282	$11	$21	$10
XTO Energy, Inc., $35.00, Oct, 2009	283	$1	$12	$11

		$79	$111	$32

*	The number of contracts does not omit 000’s.
Futures Contracts Outstanding at September 30, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P 500 Mini	225	Long	Dec 2009	$277

*	The number of contracts does not omit 000’s.
Cash of $1,508 was pledged as initial margin deposit for open futures contracts at September 30, 2009.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$1,133,202	$1,133,202	$—	$—
Short-Term Investments	12,670	—	12,670	—

Total	$1,145,872	$1,133,202	$12,670	$—

Other Financial Instruments *	$409	$409	$—	$—

Liabilities:
Other Financial Instruments *	$19	$19	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Hartford Dividend and Growth HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 98.5%
	Automobiles & Components — 0.3%
520	Honda Motor Co., Ltd. ADR	$15,761

	Banks — 4.5%
835	PNC Financial Services Group, Inc.	40,573
717	SunTrust Banks, Inc.	16,177
1,477	US Bancorp	32,290
1,554	Washington Mutual, Inc. Private Placement ⌂●†	343
4,491	Wells Fargo & Co.	126,556

		215,939

	Capital Goods — 9.3%
381	Caterpillar, Inc.	19,546
1,439	Deere & Co.	61,779
620	General Dynamics Corp.	40,071
1,117	General Electric Co.	18,339
1,233	Honeywell International, Inc.	45,795
875	Illinois Tool Works, Inc.	37,367
650	Lockheed Martin Corp.	50,760
784	Parker-Hannifin Corp.	40,617
1,267	Pentair, Inc.	37,396
802	Raytheon Co.	38,486
620	Siemens AG ADR	57,617

		447,773

	Commercial & Professional Services — 1.6%
1,330	Pitney Bowes, Inc.	33,043
1,530	Waste Management, Inc.	45,634

		78,677

	Diversified Financials — 7.1%
1,300	Ameriprise Financial, Inc.	47,222
3,487	Bank of America Corp.	58,995
149	Goldman Sachs Group, Inc.	27,413
2,326	JP Morgan Chase & Co.	101,908
614	Morgan Stanley.	18,960
813	State Street Corp.	42,769
2,563	UBS AG ADR	46,925

		344,192

	Energy — 16.3%
1,572	Anadarko Petroleum Corp.	98,624
1,284	Baker Hughes, Inc.	54,758
1,048	BP plc ADR	55,759
2,092	Chevron Corp.	147,311
812	ConocoPhillips Holding Co.	36,647
1,139	EnCana Corp. ADR	65,604
1,491	Exxon Mobil Corp.	102,316
1,895	Marathon Oil Corp.	60,444
1,877	Total S.A. ADR	111,243
1,340	XTO Energy, Inc.	55,375

		788,081

	Food & Staples Retailing — 2.1%
744	Walgreen Co.	27,881
1,488	Wal-Mart Stores, Inc.	73,056

		100,937

	Food, Beverage & Tobacco — 4.9%
1,542	Nestle S.A. ADR	65,845
1,119	PepsiCo, Inc.	65,611
1,376	Philip Morris International, Inc.	67,076
886	SABMiller plc ADR	21,540
512	Unilever N.V.	14,779

		234,851

	Health Care Equipment & Services — 3.4%
979	Cardinal Health, Inc.	26,229
858	Covidien plc.	37,104
1,746	Medtronic, Inc.	64,257
1,536	UnitedHealth Group, Inc.	38,459

		166,049

	Household & Personal Products — 2.2%
695	Kimberly-Clark Corp.	40,973
1,154	Procter & Gamble Co.	66,852

		107,825

	Insurance — 5.6%
1,261	ACE Ltd.	67,429
638	Aflac, Inc.	27,285
764	Chubb Corp.	38,534
998	Marsh & McLennan Cos., Inc.	24,675
1,942	Metlife, Inc.	73,936
131	Prudential Financial, Inc.	6,528
639	Travelers Cos., Inc.	31,433

		269,820

	Materials — 3.3%
821	Agrium U.S., Inc.	40,863
1,030	Barrick Gold Corp.	39,022
555	BHP Billiton Ltd. ADR	36,622
2,027	International Paper Co.	45,067

		161,574

	Media — 2.4%
1,547	Comcast Corp. Class A	26,132
739	Comcast Corp. Special Class A	11,883
340	McGraw-Hill Cos., Inc.	8,545
1,399	Time Warner, Inc.	40,251
1,064	Walt Disney Co.	29,220

		116,031

	Pharmaceuticals, Biotechnology & Life Sciences — 11.2%
1,284	AstraZeneca plc ADR	57,702
2,428	Bristol-Myers Squibb Co.	54,670
2,645	Eli Lilly & Co.	87,364
971	Johnson & Johnson	59,100
2,315	Merck & Co., Inc.	73,208
4,225	Pfizer, Inc.	69,922
2,609	Schering-Plough Corp.	73,704
452	Teva Pharmaceutical Industries Ltd. ADR	22,843
864	Wyeth	41,968

		540,481

	Retailing — 2.3%
1,265	Gap, Inc.	27,073
1,420	Limited Brands, Inc.	24,119
2,597	Staples, Inc.	60,305

		111,497

	Semiconductors & Semiconductor Equipment — 1.1%
2,321	Texas Instruments, Inc.	54,980

	Software & Services — 3.3%
1,520	Accenture plc	56,639

Hartford Dividend and Growth HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares or Principal Amount			Value ╪
COMMON STOCKS — 98.5% — (continued)
	Software & Services — 3.3% — (continued)
1,056	Automatic Data Processing, Inc.		$41,517
2,492	Microsoft Corp.		64,523

			162,679

	Technology Hardware & Equipment — 6.2%
1,435	Cisco Systems, Inc.●		33,773
1,758	Corning, Inc.		26,909
1,441	Hewlett-Packard Co.		68,025
1,083	IBM Corp.		129,573
4,879	Xerox Corp.		37,764

			296,044

	Telecommunication Services — 4.6%
6,946	AT&T, Inc.		187,624
1,125	Verizon Communications, Inc.		34,058

			221,682

	Transportation — 1.6%
673	FedEx Corp.		50,630
506	United Parcel Service, Inc. Class B	.	28,546

			79,176

	Utilities — 5.2%
2,107	Dominion Resources, Inc.		72,678
1,056	Exelon Corp.		52,400
990	FPL Group, Inc.		54,650
1,359	PG&E Corp.		55,034
429	Veolia Environment ADR		16,520

			251,282

	Total common stocks (cost $4,430,933)		$4,765,331

WARRANTS — 0.0%
	Banks — 0.0%
194	Washington Mutual, Inc. Private Placement ⌂●†		$—

	Total warrants (cost $-)		$—

	Total long-term investments (cost $4,430,933)		$4,765,331

SHORT-TERM INVESTMENTS — 1.5%
	Repurchase Agreements — 1.5%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $5,272, collateralized by FHLMC 5.50%, 2035, value of $5,378)
$5,272	0.06%, 09/30/2009		$5,272

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $29,332, collateralized by FHLMC 4.50% - 6.50%, 2019 - 2039, FNMA 4.00% - 7.00%, 2017 - 2039, value of $29,919)

29,332	0.06%, 09/30/2009		29,332

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $13,776, collateralized by FHLMC 4.00% - 7.00%, 2036 - 2039, FNMA 5.50% - 7.00%, 2033 - 2047, value of $14,051)

13,776	0.08%, 09/30/2009		13,776
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $19,073, collateralized by FNMA 4.50% - 5.50%, 2017 - 2039, value of $19,454)
19,073	0.06%, 09/30/2009		19,073
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $20, collateralized by U.S. Treasury Bond 0.88%, 2011, value of $20)
20	0.03%, 09/30/2009		20

UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $5,117, collateralized by FHLMC 7.00% - 10.00%, 2010 - 2021, FNMA 4.00% - 6.50%, 2023 - 2039, value of $5,220)

5,117	0.07%, 09/30/2009		5,117

			72,590

	Total short-term investments (cost $72,590)		$72,590

	Total investments (cost $4,503,523) ▲	100.0%	$4,837,921
	Other assets and liabilities	—%	1,235

	Total net assets	100.0%	$4,839,156

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.0% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.
▲	At September 30, 2009, the cost of securities for federal income tax purposes was $4,523,708 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$635,240
Unrealized Depreciation	(321,027)

Net Unrealized Appreciation	$314,213

Hartford Dividend and Growth HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at September 30, 2009, was $343, which represents 0.01% of total net assets.

●	Currently non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
04/2008	1,554	Washington Mutual, Inc. Private Placement	$13,600
04/2008	194	Washington Mutual, Inc. Private Placement Warrants	—

The aggregate value of these securities at September 30, 2009 was $343 which represents 0.01% of total net assets.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$4,765,331	$4,764,988	$—	$343
Warrants	—	—	—	—
Short-Term Investments	72,590	—	72,590	—

Total	$4,837,921	$4,764,988	$72,590	$343

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of	Change in	Balance as of
	December 31,	Unrealized	September 30,
	2008	Appreciation	2009

Assets:
Common Stock	$30	$313 *	$343

Total	$30	$313	$343

*	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2009 was $313.

Hartford Equity Income HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 99.2%
	Banks — 6.2%
108	PNC Financial Services Group, Inc.	$5,251
58	Toronto-Dominion Bank ADR	3,732
322	Wells Fargo & Co.	9,071

		18,054

	Capital Goods — 11.0%
70	3M Co.	5,151
38	Caterpillar, Inc.	1,930
56	Eaton Corp.	3,186
292	General Electric Co.	4,790
97	Illinois Tool Works, Inc.	4,143
103	Ingersoll-Rand plc	3,153
93	PACCAR, Inc.	3,519
17	Schneider Electric S.A.	1,690
99	Stanley Works	4,213

		31,775

	Commercial & Professional Services — 3.0%
142	Republic Services, Inc.	3,760
161	Waste Management, Inc.	4,789

		8,549

	Consumer Durables & Apparel — 1.9%
27	Fortune Brands, Inc.	1,165
92	Mattel, Inc.	1,704
35	V.F. Corp.	2,520

		5,389

	Consumer Services — 1.2%
60	McDonald’s Corp.	3,413

	Diversified Financials — 9.0%
191	Bank of America Corp.	3,223
108	Bank of New York Mellon Corp.	3,126
36	Goldman Sachs Group, Inc.	6,563
295	JP Morgan Chase & Co.	12,945

		25,857

	Energy — 16.0%
65	Baker Hughes, Inc.	2,756
103	BP plc ADR	5,472
150	Chevron Corp.	10,578
84	ConocoPhillips Holding Co.	3,812
136	Exxon Mobil Corp.	9,302
118	Marathon Oil Corp.	3,755
91	Occidental Petroleum Corp.	7,119
62	Total S.A. ADR	3,686

		46,480

	Food & Staples Retailing — 0.8%
93	Sysco Corp.	2,311

	Food, Beverage & Tobacco — 7.1%
178	Altria Group, Inc.	3,174
46	General Mills, Inc.	2,949
22	Lorillard, Inc.	1,635
131	Nestle S.A. ADR	5,586
56	PepsiCo, Inc.	3,261
82	Philip Morris International, Inc.	3,983

		20,588

	Household & Personal Products — 1.8%
88	Kimberly-Clark Corp.	5,179

	Insurance — 7.1%
118	ACE Ltd.	6,287
	Insurance — 7.1% — (continued)
68	Aflac, Inc.	2,897
87	Allstate Corp.	2,658
107	Chubb Corp.	5,408
149	Unum Group	3,199

		20,449

	Materials — 3.1%
37	Air Products and Chemicals, Inc.	2,886
105	E.I. DuPont de Nemours & Co.	3,368
49	PPG Industries, Inc.	2,836

		9,090

	Pharmaceuticals, Biotechnology & Life Sciences — 9.5%
61	GlaxoSmithKline plc ADR	2,406
129	Johnson & Johnson	7,873
280	Merck & Co., Inc.	8,866
493	Pfizer, Inc.	8,151

		27,296

	Retailing — 5.9%
148	Genuine Parts Co.	5,644
268	Home Depot, Inc.	7,142
70	Sherwin-Williams Co.	4,187

		16,973

	Semiconductors & Semiconductor Equipment — 3.0%
239	Intel Corp.	4,673
54	Maxim Integrated Products, Inc.	976
131	Texas Instruments, Inc.	3,099

		8,748

	Software & Services — 3.1%
342	Microsoft Corp.	8,865

	Telecommunication Services — 3.3%
267	AT&T, Inc.	7,210
79	Verizon Communications, Inc.	2,393

		9,603

	Utilities — 6.2%
90	American Electric Power Co., Inc.	2,801
109	Dominion Resources, Inc.	3,774
34	Edison International	1,125
27	Entergy Corp.	2,180
24	Exelon Corp.	1,206
91	FPL Group, Inc.	5,001
80	Northeast Utilities	1,904

		17,991

	Total common stocks (cost $286,830)	$286,610

	Total long-term investments (cost $286,830)	$286,610

SHORT-TERM INVESTMENTS — 1.0%
	Repurchase Agreements — 1.0%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $202, collateralized by FHLMC 5.50%, 2035, value of $206)
$202	0.06%, 09/30/2009	$202

Hartford Equity Income HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares or Principal Amount			Value ╪
SHORT-TERM INVESTMENTS — 1.0% — (continued)
	Repurchase Agreements — 1.0% — (continued)

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1,125, collateralized by FHLMC 4.50% - 6.50%, 2019 - 2039, FNMA 4.00% - 7.00%, 2017 - 2039, value of $1,148)

$1,125	0.06%, 09/30/2009		$1,125

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $529, collateralized by FHLMC 4.00% - 7.00%, 2036 - 2039, FNMA 5.50% - 7.00%, 2033 - 2047, value of $539)

529	0.08%, 09/30/2009		529
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $732, collateralized by FNMA 4.50% - 5.50%, 2017 - 2039, value of $746)
732	0.06%, 09/30/2009		732
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1, collateralized by U.S. Treasury Bond 0.88%, 2011, value of $1)
1	0.03%, 09/30/2009		1

UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $196, collateralized by FHLMC 7.00% - 10.00%, 2010 - 2021, FNMA 4.00% - 6.50%, 2023 - 2039, value of $200)

196	0.07%, 09/30/2009		196

			2,785

	Total short-term investments (cost $2,785)		$2,785

	Total investments (cost $289,615) ▲	100.2%	$289,395
	Other assets and liabilities	(0.2)%	(705)

	Total net assets	100.0%	$288,690

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.0% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $291,782 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$23,644
Unrealized Depreciation	(26,031)

Net Unrealized Depreciation	$(2,387)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$286,610	$284,920	$1,690	$—
Short-Term Investments	2,785	—	2,785	—

Total	$289,395	$284,920	$4,475	$—

Hartford Fundamental Growth HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 98.5%
	Capital Goods — 9.8%
34	Deere & Co.	$1,438
13	Flowserve Corp.	1,301
14	Fluor Corp.	722
41	Honeywell International, Inc.	1,527
15	Precision Castparts Corp.	1,497
14	WESCO International, Inc. ●	400

		6,885

	Consumer Durables & Apparel — 1.9%
23	Coach, Inc.	770
52	D.R. Horton, Inc.	591

		1,361

	Consumer Services — 1.2%
15	McDonald’s Corp.	839

	Diversified Financials — 2.4%
19	Ameriprise Financial, Inc.	672
30	Bank of America Corp.	509
3	Goldman Sachs Group, Inc. ●	516

		1,697

	Energy — 5.5%
18	Apache Corp.	1,681
31	Noble Corp.	1,188
14	Petroleo Brasileiro S.A. ADR	656
8	Ultra Petroleum Corp. ●	367

		3,892

	Food & Staples Retailing — 4.2%
39	CVS/Caremark Corp.	1,391
32	Wal-Mart Stores, Inc.	1,551

		2,942

	Food, Beverage & Tobacco — 2.1%
26	PepsiCo, Inc.	1,502

	Health Care Equipment & Services — 5.3%
23	Covidien plc	982
10	Express Scripts, Inc. ●	784
25	Medtronic, Inc.	916
41	UnitedHealth Group, Inc.	1,019

		3,701

	Household & Personal Products — 3.4%
12	Colgate-Palmolive Co.	900
26	Procter & Gamble Co.	1,477

		2,377

	Insurance — 3.7%
31	Aflac, Inc.	1,321
3	Allstate Corp.	104
62	Assured Guaranty Ltd.	1,212

		2,637

	Materials — 1.3%
25	Barrick Gold Corp.	929

	Pharmaceuticals, Biotechnology & Life Sciences — 11.4%
29	Abbott Laboratories	1,415
9	Amgen, Inc. ●	566
32	AstraZeneca plc ADR	1,420
20	Celgene Corp. ●	1,096
13	Cephalon, Inc. ●	728
62	Pfizer, Inc.	1,025
18	Teva Pharmaceutical Industries Ltd. ADR	920
19	Thermo Fisher Scientific, Inc. ●	817

		7,987

	Retailing — 6.4%
26	Best Buy Co., Inc.	964
11	Kohl’s Corp. ●	633
32	Lowe’s Co., Inc.	676
37	Nordstrom, Inc.	1,124
27	Staples, Inc.	632
14	The Buckle, Inc.	485

		4,514

	Semiconductors & Semiconductor Equipment — 3.3%
47	Intel Corp.	914
86	Micron Technology, Inc. ●	707
29	Texas Instruments, Inc.	680

		2,301

	Software & Services — 16.8%
20	Accenture plc	753
22	Alliance Data Systems Corp. ●	1,319
45	eBay, Inc. ●	1,060
3	Google, Inc. ●	1,611
105	Microsoft Corp.	2,724
74	Oracle Corp.	1,546
36	VeriSign, Inc. ●	858
13	Visa, Inc.	898
53	Western Union Co.	1,005

		11,774

	Technology Hardware & Equipment — 17.5%
12	Apple, Inc. ●	2,280
99	Cisco Systems, Inc. ●	2,328
82	Corning, Inc.	1,255
67	EMC Corp. ●	1,138
43	Hewlett-Packard Co.	2,040
18	IBM Corp.	2,141
25	Qualcomm, Inc.	1,120

		12,302

	Transportation — 2.3%
24	Norfolk Southern Corp.	1,052
10	United Parcel Service, Inc. Class B	548

		1,600

	Total common stocks (cost $62,655)	$69,240

	Total long-term investments (cost $62,655)	$69,240

SHORT-TERM INVESTMENTS — 1.4%
	Repurchase Agreements — 1.4%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $72, collateralized by FHLMC 5.50%, 2035, value of $74)
$72	0.06%, 09/30/2009	$72

Hartford Fundamental Growth HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares or Principal Amount			Value ╪
SHORT-TERM INVESTMENTS — 1.4% — (continued)
	Repurchase Agreements — 1.4% — (continued)

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $402, collateralized by FHLMC 4.50% - 6.50%, 2019 - 2039, FNMA 4.00% - 7.00%, 2017 - 2039, value of $410)

$402	0.06%, 09/30/2009		$402

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $189, collateralized by FHLMC 4.00% - 7.00%, 2036 - 2039, FNMA 5.50% - 7.00%, 2033 - 2047, value of $192)

189	0.08%, 09/30/2009		189
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $261, collateralized by FNMA 4.50% - 5.50%, 2017 - 2039, value of $266)
261	0.06%, 09/30/2009		261
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $–, collateralized by U.S. Treasury Bond 0.88%, 2011, value of $–)
—	0.03%, 09/30/2009		—

UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $70, collateralized by FHLMC 7.00% - 10.00%, 2010 - 2021, FNMA 4.00% - 6.50%, 2023 - 2039, value of $71)

70	0.07%, 09/30/2009		70

			994

	Total short-term investments (cost $994)		$994

	Total investments (cost $63,649) ▲	99.9%	$70,234
	Other assets and liabilities	0.1%	82

	Total net assets	100.0%	$70,316

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.5% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $65,882 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,930
Unrealized Depreciation	(1,578)

Net Unrealized Appreciation	$4,352

●	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Fundamental Growth HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$69,240	$69,240	$—	$—
Short-Term Investments	994	—	994	—

Total	$70,234	$69,240	$994	$—

Hartford Global Advisers HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS — 60.4%
	Automobiles & Components — 1.3%
35	Daimler AG	$1,768
204	Nissan Motor Co., Ltd.	1,377

		3,145

	Banks — 3.3%
124	Banco. Santander Central Hispano S.A.	2,001
682	BOC Hong Kong Holdings Ltd.	1,488
95	Itau Unibanco. Banco. Multiplo S.A. ADR	1,918
91	Standard Chartered plc	2,242

		7,649

	Capital Goods — 7.0%
20	Danaher Corp.	1,340
45	Illinois Tool Works, Inc.	1,935
35	Ingersoll-Rand plc	1,076
27	Parker-Hannifin Corp.	1,410
21	Precision Castparts Corp.	2,180
26	Siemens AG	2,377
13	Smc Corp.	1,629
77	Sunpower Corp. ●	2,288
30	Vestas Wind Systems A/S ●	2,198

		16,433

	Consumer Durables & Apparel — 0.5%
37	Coach, Inc.	1,228

	Consumer Services — 1.1%
207	MGM Mirage, Inc. ●	2,489
126	Wynn Macau Ltd. ●☼	164

		2,653

	Diversified Financials — 4.3%
178	Bank of America Corp.	3,005
37	GAM Holding Ltd.	1,836
8	Goldman Sachs Group, Inc.	1,493
40	JP Morgan Chase & Co.	1,748
110	UBS AG	2,021

		10,103

	Energy — 5.8%
100	BG Group plc	1,746
28	Canadian Natural Resources Ltd.	1,905
20	EOG Resources, Inc.	1,629
36	Hess Corp.	1,927
48	National Oilwell Varco., Inc. ●	2,075
40	Petroleo Brasileiro S.A. ADR	1,852
40	Schlumberger Ltd.	2,360

		13,494

	Food & Staples Retailing — 0.9%
36	Metro AG	2,041

	Food, Beverage & Tobacco. — 2.0%
71	British American Tobacco. plc	2,236
52	Nestle S.A.	2,240

		4,476

	Health Care Equipment & Services — 0.7%
40	St. Jude Medical, Inc. ●	1,549

	Household & Personal Products — 0.9%
42	Reckitt Benckiser Group plc	2,036

	Insurance — 0.9%
110	Ping An Insurance (Group) Co.	869
25	Prudential Financial, Inc.	1,243

		2,112

	Materials — 5.1%
51	Anglo American plc	1,627
59	Barrick Gold Corp.	2,225
89	BHP Billiton plc	2,445
16	Praxair, Inc.	1,323
31	Shin-Etsu Chemical Co., Ltd.	1,884
165	Xstrata plc	2,439

		11,943

	Media — 0.8%
209	WPP plc	1,794

	Pharmaceuticals, Biotechnology & Life Sciences — 4.9%
19	Allergan, Inc. ‡	1,095
45	Amgen, Inc. ●	2,728
72	Daiichi Sankyo Co., Ltd.	1,493
29	Gilead Sciences, Inc. ●	1,342
17	Roche Holding AG	2,814
40	Teva Pharmaceutical Industries Ltd. ADR	2,032

		11,504

	Real Estate — 0.6%
401	Hang Lung Properties Ltd.	1,468

	Retailing — 5.1%
21	Amazon.Com, Inc. ●‡	1,933
48	Best Buy Co., Inc.	1,816
77	Gap, Inc.	1,650
19	Industria de Diseno Textil S.A	1,106
20	Kohl’s Corp. ●	1,152
346	Li & Fung Ltd.	1,386
84	Lowe’s Co., Inc.	1,755
41	Urban Outfitters, Inc. ●	1,252

		12,050

	SemiConductors & SemiConductor Equipment — 2.2%
66	Altera Corp. ‡	1,362
150	NVIDIA Corp. ●	2,249
135	Taiwan SemiConductor Manufacturing Co., Ltd. ADR	1,477

		5,088

	Software & Services — 4.6%
44	Accenture plc	1,625
5	Google, Inc. ●	2,372
148	Oracle Corp.	3,074
23	Visa, Inc.	1,589
118	Western Union Co.	2,229

		10,889

	Technology Hardware & Equipment — 6.4%
252	Alcatel S.A.	1,136
15	Apple, Inc. ●	2,725
168	Cisco. Systems, Inc. ●	3,948
35	Hewlett-Packard Co.	1,657
64	NetApp, Inc. ●	1,702
48	Qualcomm, Inc.	2,154

Hartford Global Advisers HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
COMMON STOCKS — 60.4% — (continued)
		Technology Hardware & Equipment — 6.4% — (continued)
	298	Toshiba Corp.	$1,560

			14,882

		Telecommunication Services — 2.0%
	42	American Tower Corp. Class A ●	1,518
	152	MetroPCS Communications, Inc. ●	1,420
	76	Softbank Corp.	1,668

			4,606

		Total common stocks (cost $118,002)	$141,143

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 2.0%
		Finance and Insurance — 2.0%
		Bear Stearns Commercial Mortgage Securities, Inc.
	$595	4.68%, 08/13/2039	$594
	450	5.61%, 11/15/2033	471
		Collegiate Funding Services Education Loan Trust I
	77	0.29%, 09/28/2017 Δ	77
		Commercial Mortgage Asset Trust
	191	6.64%, 01/17/2032	192
		Crusade Global Trust
	96	0.35%, 06/17/2037 Δ	91
	65	0.48%, 09/18/2034 Δ	63
	29	0.66%, 01/16/2035 Δ	28
	38	0.71%, 01/17/2034 Δ	38
		CS First Boston Mortgage Securities Corp.
	450	3.94%, 05/15/2038	443
		European Loan Conduit
GBP	52	1.12%, 11/01/2029 ■ Δ	71
		GE Commercial Loan Trust
	4	0.57%, 07/19/2015 ■ Δ	4
		Goldman Sachs Mortgage Securities Corp. II
	110	0.77%, 03/06/2020 ■ Δ	85
		Heller Financial Commercial Mortgage Asset
	89	7.75%, 01/17/2034	89
		Interstar Millennium Trust
	178	0.94%, 07/07/2034 Δ	164
		Medallion Trust
	142	0.42%, 02/27/2039 Δ	136
	75	0.48%, 12/21/2033 Δ	73
	69	0.52%, 05/25/2035 Δ	66
		Morgan Stanley Capital I
	375	5.23%, 09/15/2042	360
		National RMBS Trust
	187	0.40%, 03/20/2034 Δ	181
		New Century Home Equity Loan Trust
	8	0.54%, 03/25/2035 Δ	6
		Nissan Automotive Receivables Owner Trust
	249	5.03%, 05/16/2011	253
		Prudential Commercial Mortgage Trust
	570	4.49%, 02/11/2036	574
		Wachovia Bank Commercial Mortgage Trust
	466	0.40%, 07/15/2042 Δ	453
		Westpac Securitisation Trust
	148	0.36%, 03/23/2036 Δ	141

			4,653

		Total asset & commercial mortgage backed securities (cost $4,690)	$4,653

CORPORATE BONDS: INVESTMENT GRADE — 23.9%
		Arts, Entertainment, and Recreation — 0.0%
		News America Holdings, Inc.
	$100	5.65%, 08/15/2020 ■	$101

		Beverage and Tobacco Product Manufacturing — 0.5%
		Anheuser-Busch Cos., Inc.
	170	5.50%, 01/15/2018	174
		Cia Brasileira de Bebidas
	300	10.50%, 12/15/2011	351
		Diageo Capital plc
	430	5.20%, 01/30/2013	461
		Philip Morris International, Inc.
	270	5.65%, 05/16/2018	287

			1,273

		Chemical Manufacturing — 0.3%
		Bayer AG
GBP	200	5.63%, 05/23/2018	333
		Yara International ASA
	235	7.88%, 06/11/2019 ■	264

			597

		Computer and Electronic Product Manufacturing — 0.2%
		Hewlett-Packard Co.
	350	1.43%, 05/27/2011 Δ	356

		Finance and Insurance — 6.7%
		Allied World Assurance
	260	7.50%, 08/01/2016	272
		Aviva plc
	215	0.63%, 06/19/2017 Δ	159
		BAE Systems Holdings, Inc.
	145	4.95%, 06/01/2014 ■	150
	110	6.38%, 06/01/2019 ■	122
		Bank of America Corp.
EUR	100	4.00%, 03/28/2018 Δ	126
	335	7.38%, 05/15/2014	373
		Credit Suisse New York
	150	5.00%, 05/15/2013	159
		DBS Bank Ltd.
	250	0.66%, 05/16/2017 ■ Δ	232
		Deutsche Boerse AG
EUR	55	7.50%, 06/13/2038	79
		DNB Nor Bank ASA
EUR	365	1.03%, 05/30/2017 Δ	476

Hartford Global Advisers HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE — 23.9% — (continued)
		Finance and Insurance — 6.7% — (continued)
		Eaton Vance Corp.
	$125	6.50%, 10/02/2017	$135
		European Investment Bank
EUR	795	3.63%, 10/15/2011	1,211
AUD	790	7.00%, 01/24/2012	725
		General Electric Capital Corp.
	85	5.63%, 05/01/2018	85
	125	5.90%, 05/13/2014	134
		Goldman Sachs Group, Inc.
	110	6.00%, 05/01/2014	120
	300	6.15%, 04/01/2018	316
		Honda Canada Finance, Inc.
CAD	275	5.68%, 09/26/2012	272
		HSBC Holdings plc
	340	0.78%, 10/06/2016 Δ	323
		Institut Credito Oficial
AUD	850	5.50%, 03/08/2011	752
		International Lease Finance Corp.
	195	5.40%, 02/15/2012	167
		JP Morgan Chase & Co.
	180	6.30%, 04/23/2019	196
		JP Morgan Chase Bank NA
	555	6.00%, 10/01/2017	584
		Kreditanstalt fuer Wiederaufbau
	1,470	3.25%, 02/15/2011	1,518
AUD	1,650	7.50%, 08/26/2011	1,521
		Merrill Lynch & Co., Inc.
EUR	175	4.63%, 09/14/2018	221
		Morgan Stanley
	250	5.63%, 09/23/2019	246
	200	6.63%, 04/01/2018	211
		National Australia Bank Ltd.
EUR	220	4.50%, 06/23/2016 Δ	320
		New York Life Global Funding
EUR	535	3.75%, 10/19/2009	781
		Nordea Bank Ab
	150	0.51%, 06/09/2016 Δ	134
		Northern Trust Co.
GBP	150	5.38%, 03/11/2015	233
		PNC Funding Corp.
	135	5.40%, 06/10/2014	145
		Principal Life Income Funding
	160	0.60%, 11/15/2010 Δ	157
		Societe Financement de l’Economie Francaise
	1,025	2.13%, 01/30/2012 ■	1,039
	760	3.38%, 05/05/2014 ■	780
		Standard Chartered Bank
	160	6.40%, 09/26/2017 ■	167
		Svenska Handelsbanken Ab
EUR	350	1.17%, 10/19/2017 Δ	460
		Temasek Financial I Ltd.
	320	4.50%, 09/21/2015 ■	335
		Wells Fargo & Co.
	185	3.75%, 10/01/2014	184

			15,620

		Food Manufacturing — 0.3%
		Kellogg Co.
	430	4.25%, 03/06/2013	451
	325	5.13%, 12/03/2012	353

			804

		Foreign Governments — 12.1%
		Australian Government
AUD	1,135	6.00%, 02/15/2017	1,043
		Belgium Kingdom
EUR	150	5.00%, 03/28/2035	242
		Bundesrepublic Deutschland
EUR	2,250	5.25%, 01/04/2011	3,472
		Buoni Poliennali Del Tes
EUR	590	6.00%, 05/01/2031	1,005
		Canadian Government
CAD	240	3.75%, 06/01/2012	236
CAD	310	5.75%, 06/01/2033	369
		Denmark (Kingdom of)
DKK	1,125	4.00%, 11/15/2015	232
DKK	225	4.50%, 11/15/2039	48
		Deutschland Bundesrepublic
EUR	875	4.25%, 07/04/2018	1,389
EUR	150	4.75%, 07/04/2034	244
		Federal Republic of Germany
EUR	1,950	3.75%, 07/04/2013	3,020
		Finnish Government
EUR	75	4.38%, 07/04/2019	117
		Irish Government
EUR	100	4.40%, 06/18/2019	144
		Italy (Republic of)
	225	5.25%, 09/20/2016	241
		Japanese Government
JPY	161,000	0.50%, 01/15/2011	1,801
JPY	464,150	0.70%, 12/20/2013	5,215
JPY	222,700	1.30%, 12/20/2018	2,506
JPY	124,950	1.80%, 06/20/2017	1,478
JPY	165,500	2.10%, 12/20/2027	1,878
		Kommunalbanken AS
	350	3.38%, 11/15/2011	361
		Malaysian Government
MYR	250	5.73%, 07/30/2019	81
		Mexican Bonds
MXP	1,800	10.00%, 12/05/2024	154
		Netherlands Government
EUR	100	4.00%, 01/15/2037	145
		Norwegian Government
NOK	825	5.00%, 05/15/2015	152
		Poland Government
PLN	580	6.25%, 10/24/2015	206
		Singapore Government
SGD	1,545	3.63%, 07/01/2014	1,208
		Skandinaviska Enskilda Banken Ab
GBP	220	6.63%, 07/09/2014	371
		South Africa (Republic of)
ZAR	1,225	8.25%, 09/15/2017	159
		Swedish Government
SEK	1,795	4.50%, 08/12/2015	279

Hartford Global Advisers HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE — 23.9% — (continued)
		Foreign Governments — 12.1% — (continued)
		United Kingdom Government
GBP	325	5.00%, 03/07/2018	$581

			28,377

		Health Care and Social Assistance — 0.5%
		CVS Caremark Corp.
	375	0.66%, 06/01/2010 Δ	375
	190	5.75%, 06/01/2017	204
		Schering-Plough Corp.
EUR	300	5.38%, 10/01/2014	475

			1,054

		Information — 1.6%
		Cingular Wireless Services, Inc.
	475	7.88%, 03/01/2011	516
		Deutsche Telekom International Finance B.V.
	100	6.00%, 07/08/2019	108
		Koninklijke KPN N.V.
EUR	65	6.25%, 02/04/2014	104
		OTE plc
EUR	215	5.38%, 02/14/2011	327
		Telemar Norte Leste S.A.
	205	9.50%, 04/23/2019 ■	245
		Time Warner Cable, Inc.
	290	5.85%, 05/01/2017	306
	125	7.50%, 04/01/2014	143
		Verizon Communications, Inc.
	240	4.35%, 02/15/2013	252
		Verizon New England, Inc.
	375	6.50%, 09/15/2011	403
		Verizon Wireless
	875	3.03%, 05/20/2011 ■ Δ	905
	395	5.55%, 02/01/2014 ■	427

			3,736

		Mining — 0.3%
		Anglo American Capital plc
	125	9.38%, 04/08/2014 ■	146
		Rio Tinto Finance USA Ltd.
	280	8.95%, 05/01/2014	330
	180	9.00%, 05/01/2019	221

			697

		Miscellaneous Manufacturing — 0.1%
		Hutchison Whampoa International Ltd.
	215	7.63%, 04/09/2019 ■	243

		Motor Vehicle & Parts Manufacturing — 0.2%
		DaimlerChrysler NA Holdings Corp.
	485	4.88%, 06/15/2010	494

		Petroleum and Coal Products Manufacturing — 0.4%
		EnCana Corp.
	305	5.90%, 12/01/2017	326
		Hess Corp.
	140	8.13%, 02/15/2019	168
		Marathon Oil Corp.
	165	7.50%, 02/15/2019	190
		Petrobras International Finance Co.
	180	7.88%, 03/15/2019	208

			892

		Real Estate and Rental and Leasing — 0.2%
		COX Communications, Inc.
	440	4.63%, 06/01/2013	457

		Retail Trade — 0.1%
		Home Depot, Inc.
	310	0.42%, 12/16/2009 Δ	310

		Utilities — 0.4%
		Electricite De France
EUR	150	4.63%, 09/11/2024	217
		Enel Finance International S.A.
	300	3.88%, 10/07/2014 ■	299
		NSTAR
	300	8.00%, 02/15/2010	308

			824

		Total corporate bonds: investment grade (cost $52,639)	$55,835

CORPORATE BONDS: NON-INVESTMENT GRADE — 0.0%
		Finance and Insurance — 0.0%
		Southern Capital Corp.
	$78	5.70%, 06/30/2022 ■	$44

		Total corporate bonds: non-investment grade (cost $79)	$44

U.S. GOVERNMENT AGENCIES — 6.3%
		Federal Home Loan Mortgage Corporation — 1.9%
	$1,490	0.59%, 11/15/2036 Δ	$1,462
	243	3.58%, 04/01/2029 Δ	247
	225	5.50%, 08/01/2019 — 12/01/2020	240
	2,500	6.00%, 10/15/2038 ☼	2,638

			4,587

		Federal National Mortgage Association — 4.1%
	319	0.65%, 06/25/2036 Δ	309
	525	2.75%, 02/05/2014	532
	500	4.50%, 10/15/2023 ☼	518
	924	4.78%, 02/01/2014 □ Δ	978
	1,473	4.98%, 12/01/2013 □	1,574
	1,937	5.00%, 02/01/2019 — 08/01/2038	2,016
	2,712	5.50%, 04/01/2034 — 10/01/2036	2,844
	667	6.50%, 11/01/2013 — 05/01/2036	714
	4	7.00%, 02/01/2029	4

			9,489

		Government National Mortgage Association — 0.3%
	282	6.00%, 11/15/2028 — 06/15/2035	300
	37	6.50%, 10/15/2028	40
	297	7.50%, 09/16/2035	332

Hartford Global Advisers HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
U.S. GOVERNMENT AGENCIES — 6.3% — (continued)
	Government National Mortgage Association — 0.3% — (continued)
$35	8.00%, 10/15/2029 — 12/15/2030		$41

			713

	Total U.S. government agencies (cost $14,235)		$14,789

U.S. GOVERNMENT SECURITIES — 1.2%
	U.S. Treasury Securities — 1.2%
	U.S. Treasury Bonds — 0.9%
$1,750	4.50%, 05/15/2038		$1,883
100	5.38%, 02/15/2031		119

			2,002

	U.S. Treasury Notes — 0.3%
75	0.88%, 03/31/2011		75
150	2.75%, 02/15/2019		143
75	3.13%, 04/30/2013		79
10	3.13%, 08/31/2013		10
95	3.75%, 11/15/2018		98
265	3.88%, 05/15/2018		278

			683

			2,685

	Total U.S. government securities (cost $2,590)		$2,685

	Total long-term investments (cost $192,235)		$219,149

SHORT-TERM INVESTMENTS — 7.4%
	Repurchase Agreements — 7.4%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1,251, collateralized by FHLMC 5.50%, 2035, value of $1,276)
$1,251	0.06%, 09/30/2009		$1,251

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $6,961, collateralized by FHLMC 4.50% — 6.50%, 2019 — 2039, FNMA 4.00% — 7.00%, 2017 - 2039, value of $7,100)

6,961	0.06%, 09/30/2009		6,961

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $3,269, collateralized by FHLMC 4.00% — 7.00%, 2036 — 2039, FNMA 5.50% — 7.00%, 2033 - 2047, value of $3,335)

3,269	0.08%, 09/30/2009		3,269
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $4,526, collateralized by FNMA 4.50% — 5.50%, 2017 — 2039, value of $4,617)
4,526	0.06%, 09/30/2009		4,526
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $5, collateralized by U.S. Treasury Bond 0.88%, 2011, value of $5)
5	0.03%, 09/30/2009		5

UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1,215, collateralized by FHLMC 7.00% — 10.00%, 2010 — 2021, FNMA 4.00% — 6.50%, 2023 - 2039, value of $1,239)

1,215	0.07%, 09/30/2009		1,215

			17,227

	Total short-term investments (cost $17,227)		$17,227

	Total investments (cost $209,462) ▲	101.2%	$236,376
	Other assets and liabilities	(1.2)%	(2,750)

	Total net assets	100.0%	$233,626

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 45.9% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $212,152 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$27,902
Unrealized Depreciation	(3,678)

Net Unrealized Appreciation	$24,224

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2009.

Hartford Global Advisers HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2009, was $5,659, which represents 2.42% of total net assets.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2009 was $3,313.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Denmark Krone
EUR	—	EURO
GBP	—	British Pound
JPY	—	Japanese Yen
MXP	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
PLN	—	Polish New Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

□ Security pledged as initial margin deposit for open futures contracts at September 30, 2009.
Futures Contracts Outstanding at September 30, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
90 Day Euro	6	Short	Dec 2009	$(1)
AUST 10 Year Bond	1	Short	Dec 2009	$1
AUST 3 Year Bond	36	Short	Dec 2009	$17
Canadian 10 Year Bond	6	Long	Dec 2009	$9
DJ Euro STOXX 50	34	Short	Dec 2009	$(21)
Euro BOBL	55	Long	Dec 2009	$25
Euro BUND	37	Long	Dec 2009	$67
Euro BUXL 30 Year Bond	16	Long	Dec 2009	$52
Euro-Schatz	4	Short	Dec 2009	$(1)
FTSE 100 IDX	10	Short	Dec 2009	$(19)
Japan 10Y Bond	1	Long	Dec 2009	$7
Long Gilt Future	25	Long	Dec 2009	$35
S&P 500 Mini	70	Short	Dec 2009	$(87)
S&P/TSE 60 Index	5	Short	Dec 2009	$(12)
Topix Index Future	9	Short	Dec 2009	$26
U.S. 10 Year Note	21	Short	Dec 2009	$(23)
U.S. 2 Year Note	9	Short	Dec 2009	$(3)
U.S. 5 Year Note	26	Short	Dec 2009	$(19)
U.S. Long Bond	25	Short	Dec 2009	$(42)

				$11

*	The number of contracts does not omit 000’s.
Forward Foreign Currency Contracts Outstanding at September 30, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$444	$436	12/16/09	$8
Australian Dollar (Sell)	4,365	4,275	12/16/09	(90)
British Pound (Buy)	540	540	10/05/09	—
British Pound (Buy)	72	74	12/16/09	(2)
British Pound (Sell)	179	179	12/16/09	—
British Pound (Buy)	791	821	12/18/09	(30)
British Pound (Sell)	1,583	1,631	12/16/09	48
British Pound (Sell)	1,594	1,663	12/18/09	69
Canadian Dollar (Buy)	37	36	12/16/09	1
Canadian Dollar (Buy)	125	124	12/17/09	1
Canadian Dollar (Sell)	964	951	12/16/09	(13)
Canadian Dollar (Sell)	746	740	12/17/09	(6)
Chilean Peso (Sell)	11	11	10/28/09	—
Chinese Renminbi (Buy)	51	50	02/22/10	1
Chinese Renminbi (Buy)	316	309	07/20/12	7
Chinese Renminbi (Buy)	158	159	02/22/10	(1)
Chinese Renminbi (Sell)	209	204	02/22/10	(5)
Czech Koruna (Buy)	52	51	12/16/09	1
Czech Koruna (Sell)	75	74	12/16/09	(1)
Danish Krone (Sell)	519	519	10/05/09	—
Danish Krone (Buy)	249	241	12/16/09	8
Danish Krone (Sell)	163	162	10/02/09	(1)
Danish Krone (Buy)	49	49	12/16/09	—
Danish Krone (Sell)	279	271	12/16/09	(8)
Danish Krone (Sell)	1,470	1,260	03/05/10	(210)
Euro (Buy)	686	681	12/16/09	5
Euro (Sell)	252	253	12/16/09	1
Euro (Buy)	702	702	12/18/09	—
Euro (Buy)	321	322	12/16/09	(1)
Euro (Sell)	16,035	15,956	12/16/09	(79)
Euro (Sell)	2,091	2,085	12/18/09	(6)
Hong Kong Dollar (Buy)	166	166	10/09/09	—
Hong Kong Dollar (Buy)	143	143	06/12/12	—
Hungarian Forint (Buy)	128	126	12/16/09	2
Hungarian Forint (Sell)	398	393	12/16/09	(5)
Indian Rupee (Buy)	538	542	10/28/09	(4)
Israeli New Shekel (Buy)	155	155	12/16/09	—
Japanese Yen (Buy)	720	711	12/10/09	9
Japanese Yen (Buy)	150	149	12/16/09	1
Japanese Yen (Sell)	37	37	12/16/09	—
Japanese Yen (Sell)	1,661	1,604	12/10/09	(57)
Japanese Yen (Sell)	14,144	13,774	12/16/09	(370)
Malaysian Ringgit (Buy)	61	61	12/16/09	—
Malaysian Ringgit (Sell)	135	134	12/16/09	(1)
Mexican New Peso (Buy)	8	8	12/16/09	—
Mexican New Peso (Sell)	48	48	12/16/09	—
Mexican New Peso (Buy)	48	49	12/16/09	(1)
Mexican New Peso (Sell)	159	158	12/16/09	(1)
New Zealand Dollar (Buy)	118	112	12/16/09	6
New Zealand Dollar (Sell)	145	138	12/16/09	(7)
Norwegian Krone (Buy)	925	903	12/16/09	22
Norwegian Krone (Sell)	231	226	12/16/09	(5)
Polish Zloty (Buy)	148	150	12/16/09	(2)
Polish Zloty (Sell)	298	302	12/16/09	4

Hartford Global Advisers HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Republic of Korea Won (Buy)	$582	$570	12/16/09	$12
Singapore Dollar (Buy)	477	471	12/16/09	6
Singapore Dollar (Sell)	1,225	1,210	12/16/09	(15)
South African Rand (Sell)	176	173	12/17/09	(3)
South African Rand (Buy)	1	1	12/17/09	—
South African Rand (Buy)	7	7	12/17/09	—
Swedish Krona (Buy)	149	149	12/16/09	—
Swedish Krona (Sell)	172	172	12/16/09	—
Swedish Krona (Buy)	100	101	12/16/09	(1)
Swedish Krona (Sell)	295	294	12/16/09	(1)
Swiss Franc (Buy)	50	50	12/16/09	—
Swiss Franc (Sell)	396	397	12/16/09	1
Swiss Franc (Sell)	685	679	12/16/09	(6)

				$(719)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Diversification by Country
as of September 30, 2009

Percentage of
Country	Net Assets
Australia	1.1%
Belgium	0.1
Brazil	1.8
Canada	2.2
China	0.4
Denmark	1.0
Finland	0.0
France	1.3
Germany	7.7
Hong Kong	1.9
Ireland	0.1
Israel	0.9
Italy	0.5
Japan	9.6
Luxembourg	0.6
Malaysia	0.0
Mexico	0.1
Netherlands	0.2
Norway	0.5
Poland	0.1
Singapore	0.7
South Africa	0.1
Spain	1.7
Sweden	0.6
Switzerland	3.9
Taiwan	0.6
United Kingdom	8.2
United States	47.9
Short-Term Investments	7.4
Other Assets and Liabilities	(1.2)

Total	100.0%

Hartford Global Advisers HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$4,653	$—	$4,479	$174
Common Stocks	141,143	88,054	52,925	164
Corporate Bonds: Investment Grade	55,835	—	55,835	—
Corporate Bonds: Non-Investment Grade	44	—	—	44
U.S. Government Agencies	14,789	—	14,789	—
U.S. Government Securities	2,685	—	2,685	—
Short-Term Investments	17,227	—	17,227	—

Total	$236,376	$88,054	$147,940	$382

Other Financial Instruments *	$452	$239	$213	$—

Liabilities:
Other Financial Instruments *	$1,160	$228	$932	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of		Change in		Transfers In	Balance as of
	December 31,	Realized Gain	Unrealized		and/or Out of	September 30,
	2008	(Loss)	Depreciation		Level 3	2009

Assets:
Asset & Commercial Mortgage Backed Securities	1,027	3	(379)	*	(477)	174
Common Stock	—	—	—	†	164	164
Corporate Bonds	86	—	(42)	‡	—	44

Total	$1,113	$3	$(421)		$(313)	$382

*	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2009 was $24.

†	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2009 was $(2).

‡	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2009 was $(29).

Hartford Global Equity HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 96.7%
	Australia — 0.9%
20	Aquarius Platinum Ltd.	$90
3	BHP Billiton Ltd. ADR	183
29	Centamin Egypt Ltd. ●	44
4	CFS Retail Property Trust	6
45	Dexus Property Group	33
2	Newcrest Mining Ltd.	64
3	Rio Tinto Ltd.	181
2	Stockland	7
24	Toll Holdings Ltd.	178
3	Westfield Group	32
5	Woolworths Ltd.	137

		955

	Austria — 0.4%
11	OMV AG	439

	Belgium — 0.5%
66	Fortis	310
5	UCB S.A.	209

		519

	Brazil — 3.8%
3	B2W Companhia Global do Varejo	90
54	Banco do Estado do Rio Grande do Sul S.A.	330
26	BM & F Bovespa S.A.	192
3	BR Malls Participacoes S.A. ●	29
35	Brasil Brokers Participacoes	118
6	Brasil Telecom S.A. ADR	167
1	BRF Brasil Foods S.A. ADR ●	46
2	Cia Brasileira de Meios de Pagamentos	19
4	CIA Saneamento Minas Gerais	71
38	Companhia Energetica de Minas Gerais ADR	572
28	Cosan Ltd. ●	218
1	Cyrela Brazil Realty S.A.	8
1	Cyrela Commercial Properties S.A. EmpreendimentoseParticicpacoes	6
7	Hypermarcas S.A. ●	142
40	Itau Unibanco Banco Multiplo S.A. ADR	801
4	MRV Engenharia e Participacoes S.A.	80
5	Multiplan Empreendimentos Imobiliarios S.A.	72
1	PDG Realty S.A.	6
4	Petroleo Brasileiro S.A. ADR	170
1	Rossi Residencial S.A.	10
4	Tele Norte Leste Participacoes S.A. ADR	81
12	Tivit Terceirizacao De Tecno ●	86
10	Tractebel Energia S.A.	117
17	Vale S.A. — SP ADR	400

		3,831

	Canada — 5.1%
1	Agrium, Inc.	35
21	Bank of Nova Scotia	970
8	Barrick Gold Corp.	309
3	Brookfield Asset Management, Inc.	73
10	Canadian Natural Resources Ltd. ADR	648
4	Canadian Oil SandsTrust	121
13	Cott Corp. ●	98
1	Dundee Real Estate Investment Trust	11
3	EnCana Corp. ADR	172
1	Husky Energy, Inc.	32
2	Potash Corp. of Saskatchewan, Inc.	199
1	Potash Corp. of Saskatchewan, Inc. ADR	85
1	Research In Motion Ltd. ●	52
2	RioCan Real Estate Investment Trust	32
10	Sino Forest Corp. ●	162
9	Suncor Energy, Inc.	303
9	Teck Cominco Ltd. Class B	251
7	Toronto-Dominion Bank	472
14	Toronto-Dominion Bank ADR	903
31	Uranium Participation Corp. ●	186

		5,114

	China — 2.8%
1	Baidu, Inc. ADR ●	395
78	China Dongxiang Group Co.	52
109	China Shenhua Energy Co., Ltd.	473
85	Golden Eagle Retail Group Ltd.	142
72	Jiangsu Express Co., Ltd.	59
2	Longtop Financial Technologies Ltd. ●	46
126	Parkson Retail Group Ltd.	185
1	Perfect World Co., Ltd. ADR ●	63
4	PetroChina Co., Ltd. ADR	447
3	Shanda Interactive Entertainment Ltd. ADR ●	132
31	Sino-Ocean Land Holdings Ltd.	28
3	Sohu.com, Inc. ●	190
15	Tencent Holdings Ltd.	249
27	Tingyi Holding Corp.	56
1	Zhongpin, Inc. ●	18

		2,535

	Denmark — 0.5%
1	Carlsberg A/S Class B	100
10	DSV A/S	173
2	Gronlandsbanken	153
1	H. Lundbeck A/S	28
—	Ringkjoebing Landbobank	45

		499

	France — 4.2%
2	Accor S.A.	90
4	BNP Paribas	290
2	BNP Paribas Rights	3
1	Electricite de France	82
8	France Telecom S.A.	211
6	Gaz de France	263
6	Groupe Danone	378
1	Ipsen	55
5	Michelin (C.G.D.E.) Class B	396
5	Peugeot S.A.	163
3	Pinault-Printemps-Redoute S.A.	368
24	Rhodia S.A.	365
2	Sanofi-Aventis S.A.	127
3	Sanofi-Aventis S.A. ADR	120
3	Societe Generale Class A	254
3	Total S.A. ADR	168
2	Unibail-Rodamco SE	335
2	Vinci S.A.	121

Hartford Global Equity HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 96.7% — (continued)
	France — 4.2% — (continued)
4	Vivendi S.A.	$121

		3,910

	Germany — 2.5%
8	BASF SE	426
2	Daimler AG	106
8	Deutsche Boerse AG	631
10	Deutsche Telekom AG	143
14	E.On AG	600
1	HeidelbergCement AG	67
1	HeidelbergCement AG Rights	3
1	Hochtief AG	75
1	SAP AG	39
5	Siemens AG	479

		2,569

	Greece — 0.2%
3	Coca-Cola Hellenic Bottling	68
3	Tsakos Energy Navigation Ltd.	40

		108

	Hong Kong — 2.7%
58	AMVIG Holdings Ltd.	24
152	Anta Sports Products Ltd.	188
17	ASM Pacific Technology	118
38	BOC Hong Kong Holdings Ltd.	83
20	China Mengniu Dairy Co.	52
3	China Mobile Ltd.	28
14	China Overseas Land & Investment Ltd.	30
8	China Resources Land Ltd.	17
54	China Shanshui Cement Group	40
91	China State Construction International Holdings Ltd.	36
31	China Yurun Food Group Ltd.	67
75	CNPC Hong Kong Ltd.	59
354	Dah Sing Banking Group Ltd.	455
74	Daphne International Holdings Ltd.	53
18	Esprit Holdings Ltd.	118
343	Galaxy Entertainment Group Ltd. ●	151
2	Hang Lung Properties Ltd.	7
5	Hengan International Group Co., Ltd.	30
570	Huabao International Holdings Ltd.	611
2	Lilang China Co., Ltd. ●	1
15	Link Reit	32
5	MTR Corp., Ltd.	15
337	NagaCorp Ltd.	44
8	Orient Overseas International Ltd.	41
15	Peace Mark Holdings Ltd. ⌂●†	—
34	Ports Design Ltd.	84
8	Shun Tak Holdings Ltd.	6
6	Sun Hung Kai Properties Ltd.	82
1	Swire Pacific Ltd.	12
81	Want Want China Holdings Ltd.	47
4	Wharf Holdings Ltd.	21
63	Xinao Gas Holdings Ltd.	124
109	Xtep International Holdings Ltd.	53

		2,729

	India — 0.5%
17	Dabur India Ltd.	51
2	HDFC Bank Ltd. ADR	243
27	Marico Ltd.	50
2	Reliance Industries Ltd. ●	85
1	Reliance Industries Ltd. GDR ■●	91

		520

	Indonesia — 0.1%
4	P.T. Telekomunikasi Indonesia ADR	143

	Ireland — 0.4%
3	CRH plc	95
29	Elan Corp. plc ADR ●	209
3	Ryanair Holdings plc ADR ●	81

		385

	Israel — 0.9%
2	Cellcom Israel Ltd.	63
7	Partner Communications Co., Ltd. ADR	127
14	Teva Pharmaceutical Industries Ltd. ADR	701

		891

	Italy — 0.9%
12	Enel S.p.A.	78
2	Eni S.p.A. ADR	114
3	Finmeccanica S.p.A.	47
44	Intesa Sanpaolo	193
16	Snam Rete Gas S.p.A.	79
364	Telecom Italia S.p.A.	448

		959

	Japan — 3.7%
13	Asahi Kasei Corp.	68
1	Astellas Pharma, Inc.	60
17	Daiichi Sankyo Co., Ltd.	345
—	East Japan Railway Co.	22
15	Eisai Co., Ltd.	549
—	Goldcrest Co., Ltd.	7
42	Hino Motors Ltd.	157
23	Honda Motor Co., Ltd.	688
1	Japan Airport Terminal	17
—	Japan Tobacco, Inc.	48
13	Mitsubishi Estate Co., Ltd.	204
52	Mitsubishi UFJ Financial Group, Inc.	280
7	Shin-Etsu Chemical Co., Ltd.	442
10	Shionogi & Co., Ltd.	239
36	Showa Denko K.K.	72
—	Smc Corp.	18
30	Sumitomo Trust & Banking Co., Ltd.	159
30	Tokyo Gas Co., Ltd.	125
3	Yamada Denki Co., Ltd.	179

		3,679

	Korea (republic of) — 0.1%
—	Lotte Shopping Co. ●	112

	Luxembourg — 0.7%
6	Millicom International Cellular S.A. ●	428
1	Oriflame Cosmetics S.A. ADR	75
4	SES Global S.A.	80

		583

Hartford Global Equity HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 96.7% — (continued)
	Malaysia — 0.0%
32	PLUS Expressways Berhad	$30
12	Tenaga Nasional Bhd	29

		59

	Netherlands — 1.0%
9	Heineken N.V	405
5	Qiagen N.V. ●	95
3	SBM Offshore N.V	71
4	TNT N.V	114
10	Unilever N.V. CVA	277

		962

	Norway — 0.9%
62	DNB Nor ASA	727
39	Marine Harvest ●	28
20	Sparebanken Midt-Norge	169

		924

	Panama — 0.1%
6	Banco Latinoamericano de Exportaciones S.A. ADR Class E	87

	Philippines — 0.0%
472	Metro Pacific Investments Corp. ●	33

	Russia — 1.5%
12	Mobile Telesystems OJSC ADR	589
30	OAO Gazprom Class S ADR	702
9	Vimpel-Communications ADR	163

		1,454

	Singapore — 0.5%
44	Ezra Holdings Ltd.	58
36	Neptune Orient Lines Ltd.	45
26	Olam International Ltd.	46
62	Oversea-Chinese Banking Corp., Ltd.	346

		495

	South Africa — 0.5%
1	Anglo American Platinum Co., Ltd.	102
23	MTN Group Ltd.	375

		477

	South Korea — 0.2%
—	Megastudy Co., Ltd.	93
—	Samsung Electronics Co., Ltd.	76

		169

	Spain — 1.1%
22	Banco Santander Central Hispano S.A.	351
2	Laboratorios Almiral S.A.	26
4	Red Electrica Corporacion S.A	202
6	Telefonica S.A.	176
4	Telefonica S.A. ADR	309

		1,064

	Sweden — 0.4%
2	Assa Abloy Ab	26
20	Lundin Petroleum Ab ●	163
5	Swedish Match Ab	110
10	Volvo Ab Class B	97

		396

	Switzerland — 2.9%
15	GAM Holding Ltd.	729
1	Kuehne & Nagel International AG	125
26	Nestle S.A	1,095
1	Roche Holding AG	236
1	Synthes, Inc.	62
25	UBS AG	464
1	Zurich Financial Services AG	187

		2,898

	Taiwan — 0.5%
28	Acer, Inc	72
7	Delta Electronics, Inc.	20
2	Delta Electronics, Inc. GDR §	28
11	Epistar Corp.	40
2	Epistar Corp. ADR ▪ ●	36
5	High Technology Computer Corp.	56
2	Hon Hai Precision Industry Co., Ltd.	8
8	Hon Hai Precision Industry Co., Ltd. GDR §	67
12	MediaTek, Inc.	191
—	Taiwan Semiconductor Manufacturing Co., Ltd.	—

		518

	Thailand — 0.5%
141	Bangkok Bank plc	519

	Turkey — 0.3%
18	Turkcell Iletisim Hizmetleri AS ADR	315

	United Kingdom — 9.0%
4	Anglo American plc	131
5	AstraZeneca plc	244
4	AstraZeneca plc ADR	177
34	BAE Systems plc	190
25	Barratt Developments plc ☼	96
51	BG Group plc	881
5	BHP Billiton plc	133
50	BP plc	446
8	BP plc ADR	452
24	British American Tobacco plc	749
5	Cadbury plc	69
5	Croda International plc	54
1	Hammerson plc	5
45	HSBC Holding plc	511
21	Imperial Tobacco Group plc	603
9	International Power plc	41
70	Kingfisher plc	237
72	Marks & Spencer Group plc	416
14	National Grid plc	135
1	Next plc	42
1	Reckitt Benckiser Group plc	55
32	Rexam plc	132
13	Rio Tinto plc	565
29	Rolls-Royce Group plc	218
1	Royal Dutch Shell plc ADR	42
3	Segro plc	19
1	Severn Trent plc	17
38	Standard Chartered plc	929

Hartford Global Equity HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 96.7% — (continued)
	United Kingdom — 9.0% — (continued)
62	Thomas Cook Group plc	$230
12	Vedanta Resources plc	365
9	WPP plc	78
31	Xstrata plc	457

		8,719

	United States — 46.4%
1	A123 Systems, Inc. ●	24
1	Abbott Laboratories	67
12	Accenture plc	456
15	ACE Ltd.	792
2	Adobe Systems, Inc. ●	50
2	Aetna, Inc.	50
1	Air Products and Chemicals, Inc.	108
3	Alliance Data Systems Corp. ●	211
10	Allstate Corp.	318
11	Altria Group, Inc. ‡	204
3	Amazon.com, Inc. ●	278
3	AMB Property Corp.	60
8	American Eagle Outfitters, Inc.	138
13	Ameriprise Financial, Inc.	472
3	Amerisource Bergen Corp.	61
1	AMETEK, Inc.	49
4	Amgen, Inc. ●	216
5	Amylin Pharmaceuticals, Inc. ●	73
2	Anadarko Petroleum Corp.	151
1	Annaly Capital Management, Inc.	24
3	Apollo Group, Inc. Class A ●	250
7	Apple, Inc. ●	1,387
2	Atheros Communications, Inc. ●	54
2	Autodesk, Inc. ●	46
7	Automatic Data Processing, Inc.	289
1	AutoZone, Inc. ●	161
5	Baker Hughes, Inc.	198
2	Bally Technologies, Inc. ●	74
44	Bank of America Corp.	751
5	Baxter International, Inc.	259
3	BE Aerospace, Inc. ●	65
1	Beckman Coulter, Inc.	97
8	Best Buy Co., Inc.	287
23	Blockbuster, Inc. Class A ●	24
2	BMC Software, Inc. ●	93
4	Boeing Co.	239
3	Cabot Oil & Gas Corp.	104
8	Cardinal Health, Inc.	225
3	CareFusion Corp. ●	75
1	Carlisle Cos., Inc.	25
2	Caterpillar, Inc.	85
4	Celanese Corp.	89
3	Cental Euro Distribution Corp. ●	104
2	CenturyTel, Inc.	60
2	Cephalon, Inc. ●	89
3	Chesapeake Energy Corp.	87
3	Chevron Corp.	242
7	China Natural Gas ●	84
37	Cisco Systems, Inc. ●	860
64	Citizens Republic Bancorp, Inc. ●	49
4	CMS Energy Corp.	48
7	Coca-Cola Enterprises, Inc.	151
6	Comcast Corp. Class A	108
13	Comerica, Inc.	389
5	ConocoPhillips Holding Co.	209
3	Consol Energy, Inc.	116
9	Constellation Brands, Inc. Class A ●	135
1	Con-way, Inc.	54
1	Cooper Industries plc Class A	22
53	Covenant Transport ●	258
2	Coventry Health Care, Inc. ●	30
11	Covidien plc	477
7	Crexus Investment Corp. ●	97
4	Crown Castle International Corp. ●	110
7	Cytec Industries, Inc.	217
3	Danaher Corp.	188
6	Devon Energy Corp.	415
1	DirecTV Group, Inc. ●	37
16	Discover Financial Services, Inc.	252
1	Discovery Communications, Inc. ●	29
2	Douglas Emmett, Inc.	21
1	Dover Corp.	29
16	Dr. Pepper Snapple Group ●	454
2	DreamWorks Animation SKG, Inc. ●	79
1	DST Systems, Inc. ●	25
1	Eclipsys Corp. ●	12
15	Eli Lilly & Co.	501
6	EOG Resources, Inc.	531
3	EQT Corp.	131
1	Equinix, Inc. ●	92
1	Equity Residential Properties Trust.	20
2	Everest Re Group Ltd.	218
10	Exelon Corp.	504
15	Exxon Mobil Corp.	1,061
5	FedEx Corp.	412
—	Fluor Corp.	24
5	FMC Corp.	257
35	Ford Motor Co. ●	252
14	Forest City Enterprises, Inc. Class A	. 193
6	Forest Laboratories, Inc. ●	. 167
9	Fortune Brands, Inc.	375
5	Forward Air Corp.	112
2	FPL Group, Inc.	103
1	Franklin Resources, Inc.	84
1	Freeport-McMoRan Copper & Gold, Inc.	52
4	GameStop Corp. Class A ●	107
29	Gap, Inc.	612
4	General Dynamics Corp.	278
29	General Electric Co.	479
3	Genesee & Wyoming, Inc. Class A ●	86
2	Genzyme Corp. ●	88
3	Gilead Sciences, Inc. ●	144
5	Goldman Sachs Group, Inc.	832
1	Google, Inc. ●	631
6	Halliburton Co.	169
1	Herbalife Ltd.	34
6	Hess Corp.	326

Hartford Global Equity HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 96.7% — (continued)
	United States — 46.4% — (continued)
20	Hewlett-Packard Co.	$936
3	Hilltop Holdings, Inc. ●	41
2	Hospira, Inc. ●	101
4	Host Hotels & Resorts, Inc.	46
4	Hub Group, Inc. ●	95
7	Huntington Bancshares, Inc.	34
1	IBM Corp.	167
1	IDEX Corp.	25
5	Illinois Tool Works, Inc.	229
4	Ingersoll-Rand plc .	121
5	Invesco Ltd.	105
13	J.B. Hunt Transport Services, Inc.	402
4	Johnson & Johnson	232
2	Johnson Controls, Inc.	53
3	Juniper Networks, Inc. ●	86
2	Kimco Realty Corp.	29
3	King Pharmaceuticals, Inc. ●	28
3	Kohl’s Corp. ●	165
3	Lam Research Corp. ●	116
11	Leap Wireless International, Inc. ●	213
17	Liz Claiborne, Inc.	83
3	Lockheed Martin Corp.	225
2	Lorillard, Inc.	149
12	Macy’s, Inc.	225
5	Marathon Oil Corp.	146
6	Marsh & McLennan Cos., Inc.	153
1	Martin Marietta Materials, Inc.	56
—	Marvel Entertainment, Inc. ●	15
8	Massey Energy Co.	223
14	Maxim Integrated Products, Inc.	247
2	McAfee, Inc. ●	94
3	McGraw-Hill Cos., Inc.	85
7	McKesson Corp.	415
4	Medicines Co. ●	44
10	Medtronic, Inc.	351
26	Merck & Co., Inc.	835
3	MetroPCS Communications, Inc. ●	28
2	MFA Mortgage Investments, Inc.	12
39	Microsoft Corp.	1,019
8	Mosaic Co.	397
14	Motorola, Inc.	116
2	Mylan, Inc. ●	28
5	N.V. Energy, Inc.	57
22	Nasdaq OMX Group, Inc. ●	471
2	National Oilwell Varco, Inc. ●	88
2	National Penn Bancshares, Inc.	13
4	Netease.com, Inc. ●	192
1	New Oriental Education & Technology Group, Inc. ADR ●	107
4	Newmont Mining Corp.	154
7	NII Holdings, Inc. Class B ●	222
2	Noble Energy, Inc.	149
12	Northeast Utilities	286
3	Occidental Petroleum Corp.	272
1	OGE Energy Corp.	23
6	Omega Navigation Enterprises (with rights)	21
9	ON Semiconductor Corp. ●	75
33	Oracle Corp.	688
1	OSI Pharmaceuticals, Inc. ●	51
2	Overseas Shipholding Group, Inc.	77
2	PAREXEL International Corp. ●	26
4	Parker-Hannifin Corp.	190
4	Peabody Energy Corp.	140
2	Penn National Gaming, Inc. ●	50
5	Pentair, Inc.	155
4	PepsiCo, Inc.	212
61	Pfizer, Inc.	1,005
5	PG&E Corp.	211
10	Philip Morris International, Inc.	471
2	Pinnacle West Capital Corp.	57
6	Platinum Underwriters Holdings Ltd.	197
1	PNC Financial Services Group, Inc.	42
74	Popular, Inc.	210
2	Praxair, Inc.	141
1	Precision Castparts Corp.	65
12	Qualcomm, Inc.	559
2	Questar Corp.	64
5	Red Hat, Inc. ●	126
1	Regency Centers Corp.	41
3	Regeneron Pharmaceuticals, Inc. ●	54
1	Rigel Pharmaceuticals, Inc. ●	6
3	Rockwell Automation, Inc.	119
2	Ross Stores, Inc.	119
5	Schlumberger Ltd.	291
—	Scripps Networks Interactive Class A	14
25	Seagate Technology	379
3	Sherwin-Williams Co.	151
6	Smithfield Foods, Inc. ●	85
28	Solutia, Inc. ●	327
2	St. Jude Medical, Inc. ●	85
12	Staples, Inc.	285
—	Strayer Education, Inc.	28
3	Sunpower Corp. ●	81
5	Target Corp.	225
2	Teekay Tankers Ltd.	16
2	Teledyne Technologies, Inc. ●	61
3	Texas Instruments, Inc.	82
2	Thermo Fisher Scientific, Inc. ●	86
3	THQ, Inc. ●	19
2	Time Warner Cable, Inc.	73
4	Time Warner, Inc.	112
3	TiVo, Inc. ●	36
3	TJX Cos., Inc.	98
7	Transatlantic Holdings, Inc.	346
1	Transocean, Inc. ●	73
8	TW Telecom, Inc. ●	107
1	Ultra Petroleum Corp. ●	64
3	UniSource Energy Corp.	105
6	United Parcel Service, Inc. Class B	356
5	United Technologies Corp.	323
15	UnitedHealth Group, Inc.	379
21	Unum Group .	459
7	Valero Energy Corp.	128
2	Vertex Pharmaceuticals, Inc. ●	59

Hartford Global Equity HLS Fund

Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares or Principal Amount			Value ╪
COMMON STOCKS — 96.7% — (continued)
	United States — 46.4% — (continued)
4	Visa, Inc.		$247
1	Vornado Realty Trust		54
1	Walgreen Co.		33
12	Walt Disney Co.		331
46	Washington Mutual, Inc. Private Placement ⌂●†		10
2	Watson Pharmaceuticals, Inc.●		55
4	Weatherford International Ltd.●		88
1	Wellpoint, Inc.●		48
22	Wells Fargo & Co.		626
35	Western Union Co.		657
2	Williams Cos., Inc.		35
2	Wisconsin Energy Corp.		83
5	Xcel Energy, Inc.		89
6	Xilinx, Inc.		131
1	XTO Energy, Inc.		40
17	Yahoo!, Inc.●		310

			46,237

	Total common stocks (cost $86,265)		$95,806

PREFERRED STOCKS — 0.4%
	Brazil — 0.4%
14	Banco Itau Holding		$287
4	Telemar Norte Leste S.A.		118

			405

	Total preferred stocks (cost $307)		$405

WARRANTS — 0.1%
	India — 0.1%
10	Citigroup Global Certificate — Bharti Televentures ⌂ ●		$90
5	JP Morgan International Derivative — Bharti Airtel Ltd. ⌂ ●		42

			132

	United States — 0.0%
6	Washington Mutual, Inc. Private Placement ⌂ ●†		—

	Total warrants (cost $99)		$132

EXCHANGE TRADED FUNDS — 0.7%
	United States — 0.7%
8	Industrial Select Sector SPDR Fund		$220
8	iShares MSCI EAFE Index Fund		418

	Total exchange traded funds (cost $613)		$638

CORPORATE BONDS: NON-INVESTMENT GRADE — 0.0%
	United States — 0.0%
	Forest City Enterprises, Inc.
$6	3.63%, 10/15/2011 ۞		$6

	Total corporate bonds: non-investment grade (cost $4)		$6

	Total long-term investments (cost $87,288)		$96,987

SHORT-TERM INVESTMENTS — 1.2%
	Repurchase Agreements — 1.2%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $83, collateralized by FHLMC 5.50%, 2035, value of $85)
$83	0.06%, 09/30/2009		$83

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $463, collateralized by FHLMC 4.50% — 6.50%, 2019 — 2039, FNMA 4.00% — 7.00%, 2017 - 2039, value of $472)

463	0.06%, 09/30/2009		463

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $217, collateralized by FHLMC 4.00% — 7.00%, 2036 — 2039, FNMA 5.50% — 7.00%, 2033 - 2047, value of $222)

217	0.08%, 09/30/2009		217
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $301, collateralized by FNMA 4.50% — 5.50%, 2017 — 2039, value of $307)
301	0.06%, 09/30/2009		301
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $-, collateralized by U.S. Treasury Bond 0.88%, 2011, value of $-)
—	0.03%, 09/30/2009		—

UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $81, collateralized by FHLMC 7.00% — 10.00%, 2010 — 2021, FNMA 4.00% — 6.50%, 2023 — 2039, value of $82)

81	0.07%, 09/30/2009		81

			1,145

	Total short-term investments (cost $1,145)		$1,145
	Total investments (cost $88,433) ▲	99.1%	$98,132
	Other assets and liabilities	0.9%	903

	Total net assets	100 .0%	$99,035

Hartford Global Equity HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 50.8% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $91,537 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,482
Unrealized Depreciation	(4,887)

Net Unrealized Appreciation	$6,595

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at September 30, 2009, was $10, which represents 0.01% of total net assets. This calculation excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2009, was $127, which represents 0.13% of total net assets.

§	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At September 30, 2009, the market value of these securities amounted to $95 or 0.10% of total net assets.

۞	Convertible security.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2009 was $96.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
09/2005 - 09/2008	10	Citigroup Global Certificate — Bharti Televentures Warrants - 144A	$64
03/2009 - 09/2009	5	JP Morgan International Derivative - Bharti Airtel Ltd. Warrants - 144A	35
01/2008 - 07/2008	15	Peace Mark Holdings Ltd.	16
04/2008	46	Washington Mutual, Inc. Private Placement	400
04/2008	6	Washington Mutual, Inc. Private Placement Warrants	—
The aggregate value of these securities at September 30, 2009 was $142 which represents 0.14% of total net assets.
Futures Contracts Outstanding at September 30, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P 500 Mini	8	Long	Dec 2009	$(1)

*	The number of contracts does not omit 000’s.

Cash of $27 was pledged as initial margin deposit for open futures contracts at September 30, 2009.
Forward Foreign Currency Contracts Outstanding at September 30, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$19	$19	10/01/09	$—
British Pound (Buy)	94	95	10/19/09	(1)
Canadian Dollar (Sell)	20	20	10/05/09	—
Euro (Sell)	145	145	10/01/09	—
Euro (Sell)	307	305	10/02/09	(2)
Euro (Buy)	26	26	10/01/09	—
Euro (Sell)	19	19	10/02/09	—
Euro (Sell)	43	43	10/05/09	—
Hong Kong Dollar (Sell)	29	29	10/02/09	—
South African Rand (Sell)	2	2	10/07/09	—
Swiss Franc (Sell)	27	27	10/01/09	—

				$(3)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Global Equity HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)
Diversification by Industry
as of September 30, 2009

Percentage of
Industry (Sector)	Net Assets
Equity Securities
Automobiles & Components (Consumer Discretionary)	1.6%
Banks (Financials)	11.0
Capital Goods (Industrials)	4.6
Consumer Durables & Apparel (Consumer Discretionary)	1.1
Consumer Services (Consumer Discretionary)	1.1
Diversified Financials (Financials)	5.6
Energy (Energy)	11.8
Food & Staples Retailing (Consumer Staples)	0.2
Food, Beverage & Tobacco (Consumer Staples)	6.6
Health Care Equipment & Services (Health Care)	2.7
Household & Personal Products (Consumer Staples)	0.4
Insurance (Financials)	3.0
Materials (Materials)	8.1
Media (Consumer Discretionary)	1.2
Other Investment Pools and Funds (Financials)	0.4
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	7.3
Real Estate (Financials)	1.8
Retailing (Consumer Discretionary)	4.8
Semiconductors & Semiconductor Equipment (Information Technology)	1.2
Software & Services (Information Technology)	6.6
Technology Hardware & Equipment (Information Technology)	4.9
Telecommunication Services (Services)	4.7
Transportation (Industrials)	2.7
Utilities (Utilities)	4.5
Fixed Income Securities
Real Estate and Rental and Leasing (Finance)	0.0
Short-Term Investments	1.2
Other Assets and Liabilities	0.9

Total	100.0%

Hartford Global Equity HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$95,806	$62,192	$33,604	$10
Corporate Bonds: Non-Investment Grade	6	—	6	—
Exchange Traded Funds	638	638	—	—
Preferred Stocks	405	405	—	—
Warrants	132	132	—	—
Short-Term Investments	1,145	—	1,145	—

Total	$98,132	$63,367	$34,755	$10

Other Financial Instruments *	$—	$—	$—	$—

Liabilities:
Other Financial Instruments *	$4	$1	$3	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of		Change in		Transfers In	Balance as of
	December 31,	Realized Gain	Unrealized		and/or Out of	September 30,
	2008	(Loss)	Appreciation	Net Sales	Level 3	2009

Assets:
Common Stock	$17	$(4)	$19 *	$(6)	$(16)	$10

Total	$17	$(4)	$19	$(6)	$(16)	$10

*	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2009 was $9.

Hartford Global Growth HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 98.8%
	Automobiles & Components — 2.3%
155	Daimler AG	$7,786
897	Nissan Motor Co., Ltd.	6,047

		13,833

	Banks — 5.3%
488	Banco Santander Central Hispano S.A.	7,876
2,886	BOC Hong Kong Holdings Ltd.	6,302
403	Itau Unibanco Banco Multiplo S.A. ADR	8,118
396	Standard Chartered plc	9,779

		32,075

	Capital Goods — 11.3%
87	Danaher Corp.	5,857
190	Illinois Tool Works, Inc.	8,094
147	Ingersoll-Rand plc	4,499
119	Parker-Hannifin Corp.	6,169
88	Precision Castparts Corp.	9,005
110	Siemens AG	10,086
52	Smc Corp.	6,407
298	Sunpower Corp. ●	8,919
126	Vestas Wind Systems A/S ●	9,181

		68,217

	Consumer Durables & Apparel — 0.8%
152	Coach, Inc.	4,991

	Consumer Services — 1.7%
806	MGM Mirage, Inc.●	9,701
488	Wynn Macau Ltd.●☼	634

		10,335

	Diversified Financials — 7.1%
777	Bank of America Corp.	13,144
161	GAM Holding Ltd.	8,087
34	Goldman Sachs Group, Inc.	6,342
176	JP Morgan Chase & Co.	7,690
450	UBS AG	8,256

		43,519

	Energy — 9.4%
420	BG Group plc	7,322
123	Canadian Natural Resources Ltd.	8,285
82	EOG Resources, Inc.	6,848
151	Hess Corp. ‡	8,088
195	National Oilwell Varco, Inc.●	8,415
169	Petroleo Brasileiro S.A. ADR	7,778
176	Schlumberger Ltd.	10,507

		57,243

	Food & Staples Retailing — 1.5%
159	Metro AG	8,961

	Food, Beverage & Tobacco — 3.2%
327	British American Tobacco plc	10,270
221	Nestle S.A.	9,454

		19,724

	Health Care Equipment & Services — 1.1%
166	St. Jude Medical, Inc.●	6,464

	Household & Personal Products — 1.5%
186	Reckitt Benckiser Group plc	9,088

	Insurance — 1.5%
479	Ping An Insurance (Group) Co.	3,783
109	Prudential Financial, Inc.	5,435

		9,218

	Materials — 8.4%
213	Anglo American plc	6,790
245	Barrick Gold Corp.	9,282
396	BHP Billiton plc	10,845
72	Praxair, Inc.	5,890
120	Shin-Etsu Chemical Co., Ltd.	7,337
722	Xstrata plc	10,645

		50,789

	Media — 1.1%
817	WPP plc	7,025

	Pharmaceuticals, Biotechnology & Life Sciences — 8.1%
82	Allergan, Inc.	4,649
192	Amgen, Inc.●	11,540
307	Daiichi Sankyo Co., Ltd.	6,321
129	Gilead Sciences, Inc.	6,014
74	Roche Holding AG	12,001
170	Teva Pharmaceutical Industries Ltd. ADR	8,570

		49,095

	Real Estate — 1.0%
1,683	Hang Lung Properties Ltd.	6,162

	Retailing — 8.4%
84	Amazon.com, Inc.●	7,861
207	Best Buy Co., Inc.	7,770
340	Gap, Inc.	7,284
84	Industria de Diseno Textil S.A.	4,835
89	Kohl’s Corp.●	5,089
1,496	Li & Fung Ltd.	5,994
340	Lowe’s Co., Inc.	7,124
173	Urban Outfitters, Inc.●	5,233

		51,190

	Semiconductors & Semiconductor Equipment — 3.6%
292	Altera Corp.	5,991
624	NVIDIA Corp.●	9,382
572	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,269

		21,642

	Software & Services — 7.6%
177	Accenture plc	6,597
20	Google, Inc.●	9,882
671	Oracle Corp.	13,992
103	Visa, Inc.	7,097
478	Western Union Co.	9,046

		46,614

	Technology Hardware & Equipment — 10.6%
1,057	Alcatel S.A.	4,761
64	Apple, Inc.●	11,900
731	Cisco Systems, Inc.●	17,215
154	Hewlett-Packard Co.	7,261
280	NetApp, Inc.●	7,468
201	Qualcomm, Inc.	9,028

Hartford Global Growth HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares or Principal Amount			Value ╪
COMMON STOCKS — 98.8% — (continued)
	Technology Hardware & Equipment - 10.6% — (continued)
1,251	Toshiba Corp.		$6,548

			64,181

	Telecommunication Services — 3.3%
176	American Tower Corp. Class A●		6,404
644	MetroPCS Communications, Inc.●		6,023
337	Softbank Corp.		7,389

			19,816

	Total common stocks (cost $517,149)		$600,182

	Total long-term investments (cost $517,149)		$600,182

SHORT-TERM INVESTMENTS — 0.4%
	Repurchase Agreements — 0.4%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $184, collateralized by FHLMC 5.50%, 2035, value of $188)
$184	0.06%, 09/30/2009		$184

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1,025, collateralized by FHLMC 4.50% - 6.50%, 2019 - 2039, FNMA 4.00% - 7.00%, 2017 - 2039, value of $1,045)

1,025	0.06%, 09/30/2009		1,025

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $481, collateralized by FHLMC 4.00% - 7.00%, 2036 - 2039, FNMA 5.50% - 7.00%, 2033 - 2047, value of $491)

481	0.08%, 09/30/2009		481
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $666, collateralized by FNMA 4.50% - 5.50%, 2017 - 2039, value of $680)
666	0.06%, 09/30/2009		666
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1, collateralized by U.S. Treasury Bond 0.88%, 2011, value of $1)
1	0.03%, 09/30/2009		1

UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $179, collateralized by FHLMC 7.00% - 10.00%, 2010 - 2021, FNMA 4.00% - 6.50%, 2023 - 2039, value of $182)

179	0.07%, 09/30/2009		179

			2,536

	Total short-term investments (cost $2,536)		$2,536

	Total investments (cost $519,685)▲	99.2%	$602,718
	Other assets and liabilities	0.8%	4,975

	Total net assets	100.0%	$607,693

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 45.2% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $526,192 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$100,701
Unrealized Depreciation	(24,175)

Net Unrealized Appreciation	$76,526

●	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2009 was $641.
Forward Foreign Currency Contracts Outstanding at September 30, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
British Pound (Buy)	$821	$821	10/05/09	$—
Danish Krone (Sell)	1,287	1,282	10/02/09	(5)
Danish Krone (Sell)	2,211	2,212	10/05/09	1
Hong Kong Dollar (Buy)	641	641	10/09/09	—

				$(4)

Hartford Global Growth HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Diversification by Country
as of September 30, 2009

Percentage of
Country	Net Assets
Brazil	2.6%
Canada	2.9
China	0.6
Denmark	1.5
France	0.8
Germany	4.5
Hong Kong	3.2
Israel	1.4
Japan	6.6
Spain	2.1
Switzerland	6.2
Taiwan	1.0
United Kingdom	11.8
United States	53.6
Short-Term Investments	0.4
Other Assets and Liabilities	0.8

Total	100.0%

Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$600,182	$374,210	$225,338	$634
Short-Term Investments	2,536	—	2,536	—

Total	$602,718	$374,210	$227,874	$634

Other Financial Instruments *	$1	$—	$1	$—

Liabilities:
Other Financial Instruments *	$5	$—	$5	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of	Transfers In	Balance as of
	December 31,	and/or Out of	September 30,
	2008	Level 3	2009

Assets:
Common Stock	$—	$634	$634

Total	$—	$634	$634

Hartford Global Health HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares or Principal Amount			Value ╪
COMMON STOCKS — 99.3%
	Biotechnology — 20.5%
121	3SBio, Inc. ADR ●		$1,335
187	Amgen, Inc. ●		11,245
186	Amylin Pharmaceuticals, Inc. ●		2,548
364	Celera Corp. ●		2,265
40	Cephalon, Inc. ●		2,330
454	Cytokinetics, Inc. ●		2,399
68	Genzyme Corp.●		3,858
58	Gilead Sciences, Inc. ●		2,706
518	Incyte Corp. ●		3,499
431	Ligand Pharmaceuticals Class B ●		994
65	OSI Pharmaceuticals, Inc. ●		2,291
244	Progenics Pharmaceuticals, Inc. ●		1,279
87	Regeneron Pharmaceuticals, Inc. ●		1,679
33	Rigel Pharmaceuticals, Inc. ●		274
166	Seattle Genetics, Inc. ●		2,328
65	Vertex Pharmaceuticals, Inc. ●		2,471

			43,501

	Drug Retail — 1.2%
67	Walgreen Co.		2,505

	Health Care Distributors — 7.7%
150	Amerisource Bergen Corp.		3,366
212	Cardinal Health, Inc.		5,668
122	McKesson Corp.		7,259

			16,293

	Health Care Equipment — 23.0%
95	Baxter International, Inc.		5,416
51	Beckman Coulter, Inc.		3,530
100	CareFusion Corp. ●		2,189
163	China Medical Technologies, Inc. ADR		2,647
176	Covidien plc		7,618
62	DiaSorin S.p.A.		2,087
92	Hospira, Inc. ●		4,090
256	Medtronic, Inc.		9,414
91	St. Jude Medical, Inc. ●		3,542
59	Symmetry Medical, Inc. ●		615
20	Synthes, Inc.		2,466
308	Volcano Corp. ●		5,184

			48,798

	Health Care Services — 1.0%
43	Fresenius Medical Care AG ADR		2,114

	Health Care Supplies — 0.4%
21	Inverness Medical Innovation, Inc. ●		813

	Health Care Technology — 0.2%
27	Eclipsys Corp. ●		519

	Life Sciences Tools & Services — 1.2%
62	PAREXEL International Corp. ●		837

37	Thermo Fisher Scientific, Inc. ●		1,625

			2,462

	Managed Health Care — 7.0%
101	Aetna, Inc.		2,805
106	Coventry Health Care, Inc. ●		2,116
86	Health Net, Inc. ●		1,330
244	UnitedHealth Group, Inc.		6,112
55	Wellpoint, Inc. ●		2,591
			14,954
	Pharmaceuticals — 37.1%
57	AstraZeneca plc ADR		2,549
217	Daiichi Sankyo Co., Ltd.		4,472
102	Eisai Co., Ltd.		3,834
428	Elan Corp. plc ADR ●		3,041
60	Eli Lilly & Co.		1,978
208	Forest Laboratories, Inc. ●		6,115
16	Ipsen		900
114	King Pharmaceuticals, Inc. ●		1,230
200	Medicines Co. ●		2,201
393	Merck & Co., Inc.		12,421
1,055	Pfizer, Inc.		17,462
13	Roche Holding AG		2,154
56	Sanofi-Aventis S.A. ADR		2,063
281	Shionogi & Co., Ltd.		6,647
20	Stada Arzneimittel AG		555
114	Teva Pharmaceutical Industries Ltd. ADR		5,748
69	UCB S.A.		2,911
62	Watson Pharmaceuticals, Inc. ●		2,253

			78,534

	Total common stocks (cost $218,079)		$210,493

WARRANTS — 0.1%
	Biotechnology — 0.1%
48	Cytokinetics, Inc. ⌂		$120

	Total warrants (cost $–)		$120

	Total long-term investments (cost $218,079)		$210,613

	Total investments (cost $218,079) ▲	99.4%	$210,613
	Other assets and liabilities	0.6%	1,316

	Total net assets	100.0%	$211,929

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 20.2% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

Hartford Global Health HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $220,444 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$18,261
Unrealized Depreciation	(28,092)

Net Unrealized Depreciation	$(9,831)

●	Currently non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
05/2009	48	Cytokinetics, Inc. Warrants	$—

The aggregate value of these securities at September 30, 2009 was $120 which represents 0.06% of total net assets.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Diversification by Country
as of September 30, 2009

Percentage of
Country	Net Assets
Belgium	1.4%
China	0.6
France	1.4
Germany	1.3
Ireland	1.4
Israel	2.7
Italy	1.0
Japan	7.0
Switzerland	2.2
United Kingdom	1.2
United States	79.2
Other Assets and Liabilities	0.6

Total	100.0%

Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:	$210,493	$184,467	$26,026	$—
Common Stocks
Warrants	120	—	120	—

Total	$210,613	$184,467	$26,146	$—

Hartford Growth HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 99.6%
	Automobiles & Components — 1.0%
124	Johnson Controls, Inc.	$3,170

	Banks — 4.2%
148	Itau Unibanco Banco Multiplo S.A. ADR	2,981
173	SunTrust Banks, Inc.	3,903
240	Wells Fargo & Co.	6,775

		13,659

	Capital Goods — 13.7%
128	ABB Ltd. ADR	2,570
75	Boeing Co.	4,068
13	Caterpillar, Inc.	674
60	Cummins, Inc.	2,685
25	Eaton Corp.	1,440
36	Emerson Electric Co.	1,461
43	Fluor Corp.	2,167
90	General Dynamics Corp.	5,829
99	Illinois Tool Works, Inc.	4,247
144	PACCAR, Inc.	5,413
71	Precision Castparts Corp.	7,221
38	Siemens AG ADR	3,499
39	Vestas Wind Systems A/S ●	2,871

		44,145

	Consumer Durables & Apparel — 2.0%
197	Coach, Inc.	6,486

	Consumer Services — 4.7%
93	Apollo Group, Inc. Class A ●	6,838
202	International Game Technology	4,345
12	ITT Educational Services, Inc. ●	1,357
224	MGM Mirage, Inc. ●	2,698

		15,238

	Diversified Financials — 6.3%
360	Bank of America Corp.	6,095
33	Goldman Sachs Group, Inc.	6,163
199	Moody’s Corp.	4,063
209	UBS AG	3,835

		20,156

	Energy — 9.2%
54	Consol Energy, Inc.	2,432
166	Halliburton Co.	4,506
87	Hess Corp.	4,655
112	National Oilwell Varco, Inc. ●	4,850
50	Petroleo Brasileiro S.A. ADR	2,290
131	Schlumberger Ltd.	7,807
38	Transocean, Inc. ●	3,219

		29,759

	Health Care Equipment & Services — 2.1%
79	Covidien plc	3,418
82	St. Jude Medical, Inc. ●	3,195

		6,613

	Insurance — 3.2%
262	Lincoln National Corp.	6,799
136	Marsh & McLennan Cos., Inc.	3,371

		10,170

	Materials — 2.1%
78	Barrick Gold Corp.	2,968
56	BHP Billiton Ltd. ADR	3,674

		6,642

	Media — 1.1%
125	Viacom, Inc. Class B ●	3,509

	Pharmaceuticals, Biotechnology & Life Sciences — 1.3%
82	Teva Pharmaceutical Industries Ltd. ADR	4,159

	Retailing — 9.0%
39	Amazon.com, Inc. ●	3,608
143	Best Buy Co., Inc.	5,376
191	Lowe’s Co., Inc.	3,996
252	Staples, Inc.	5,856
104	Target Corp.	4,854
148	TJX Cos., Inc.	5,502

		29,192

	Semiconductors & Semiconductor Equipment — 4.5%
203	Altera Corp.	4,169
146	Analog Devices, Inc.	4,028
206	Texas Instruments, Inc.	4,871
65	Xilinx, Inc.	1,521

		14,589

	Software & Services — 18.5%
144	Accenture plc	5,381
81	BMC Software, Inc. ●	3,034
12	Google, Inc. ●	5,707
19	Mastercard, Inc.	3,932
91	McAfee, Inc. ●	4,006
369	Microsoft Corp.	9,552
513	Oracle Corp.	10,698
238	VeriSign, Inc. ●	5,633
65	Visa, Inc.	4,464
212	Western Union Co.	4,004
181	Yahoo!, Inc. ●	3,221

		59,632

	Technology Hardware & Equipment — 14.9%
59	Apple, Inc. ●	10,879
488	Cisco Systems, Inc. ●	11,488
131	Hewlett-Packard Co.	6,202
189	Juniper Networks, Inc. ●	5,113
286	NetApp, Inc. ●	7,637
150	Qualcomm, Inc.	6,745

		48,064

	Transportation — 1.8%
79	FedEx Corp.	5,937

	Total common stocks (cost $283,892)	$321,120

	Total long-term investments (cost $283,892)	$321,120

Hartford Growth HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares or Principal Amount			Value ╪
SHORT-TERM INVESTMENTS — 0.3%
	Repurchase Agreements — 0.3%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $63, collateralized by FHLMC 5.50%, 2035, value of $64)
$63	0.06%, 09/30/2009		$63

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $350, collateralized by FHLMC 4.50% - 6.50%, 2019 - 2039, FNMA 4.00% - 7.00%, 2017 - 2039, value of $357)

350	0.06%, 09/30/2009		350

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $164, collateralized by FHLMC 4.00% - 7.00%, 2036 - 2039, FNMA 5.50% - 7.00%, 2033 - 2047, value of $167)

164	0.08%, 09/30/2009		164
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $227, collateralized by FNMA 4.50% - 5.50%, 2017 - 2039, value of $232)
227	0.06%, 09/30/2009		227
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $-, collateralized by U.S. Treasury Bond 0.88%, 2011, value of $-)
—	0.03%, 09/30/2009		—

UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $61, collateralized by FHLMC 7.00% - 10.00%, 2010 - 2021, FNMA 4.00% - 6.50%, 2023 - 2039, value of $62)

61	0.07%, 09/30/2009		61

			865

	Total short-term investments (cost $865)		$865

	Total investments (cost $284,757) ▲	99 .9%	$321,985
	Other assets and liabilities	0.1%	393

	Total net assets	100.0%	$322,378

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.0% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $291,506 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$39,300
Unrealized Depreciation	(8,821)

Net Unrealized Appreciation	$30,479

●	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$321,120	$314,414	$6,706	$—
Short-Term Investments	865	—	865	—

Total	$321,985	$314,414	$7,571	$—

Hartford High Yield HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 0.0%
	Finance and Insurance — 0.0%
	Soundview NIM Trust
$2,490	8.25%, 12/25/2036 ● ⌂	$—

	Total asset & commercial mortgage backed securities (cost $2,475)	$—

CORPORATE BONDS: INVESTMENT GRADE — 1.3%
	Apparel Manufacturing — 0.4%
	Phillips Van-Heusen Corp.
$3,265	7.75%, 11/15/2023 ‡	$2,724

	Finance and Insurance — 0.9%
	Goldman Sachs Capital Trust II
6,250	5.79%, 06/01/2012 ‡ ♠ Δ	4,500
	State Street Capital Trust III
1,554	8.25%, 03/15/2042 Δ	1,521

		6,021

	Total corporate bonds: investment grade (cost $8,046)	$8,745

CORPORATE BONDS: NON-INVESTMENT GRADE — 88.7%
	Accommodation and Food Services — 2.2%
	Ameristar Casinos, Inc.
$2,360	9.25%, 06/01/2014 ■	$2,448
	Harrah’s Operating Co., Inc.
3,820	11.25%, 06/01/2017 ■	3,925
	MGM Mirage, Inc.
4,050	11.13%, 11/15/2017 ■	4,425
2,260	11.38%, 03/01/2018 ■	2,124
	MTR Gaming Group, Inc.
2,050	12.63%, 07/15/2014 ■	1,999

		14,921

	Administrative Waste Management and Remediation — 1.2%
	Iron Mountain, Inc.
2,600	7.75%, 01/15/2015	2,619
	Sabre Holdings Corp.
2,500	8.35%, 03/15/2016	2,088
	West Corp.
3,270	9.50%, 10/15/2014	3,205

		7,912

	Agriculture, Forestry, Fishing and Hunting — 2.9%
	Appleton Papers, Inc.
3,692	8.13%, 06/15/2011	2,995
	ASG Consoloidated Finance LLC
8,712	11.50%, 11/01/2011	8,451
	Dole Food Co., Inc.
2,275	13.88%, 03/15/2014 ■	2,667
	Tyson Foods, Inc.
2,360	10.50%, 03/01/2014	2,673
	Weyerhaeuser Co.
3,040	7.38%, 03/15/2032	2,693

		19,479

	Air Transportation — 1.1%	—
	Bristow Group, Inc.
2,840	7.50%, 09/15/2017	2,698
	Continental Airlines, Inc.
3,195	7.37%, 12/15/2015	2,652
	Global Aviation Holdings Ltd.
2,050	14.00%, 08/15/2013 ■	2,032

		7,382

	Apparel Manufacturing — 1.3%
	Levi Strauss & Co.
2,395	9.75%, 01/15/2015	2,491
	Quiksilver, Inc.
7,865	6.88%, 04/15/2015	5,879

		8,370

	Arts, Entertainment, and Recreation — 6.9%
	AMC Entertainment, Inc.
3,600	11.00%, 02/01/2016 ‡	3,834
	Echostar DBS Corp.
2,990	7.75%, 05/31/2015	3,050
	FireKeepers Development Authority
7,990	13.88%, 05/01/2015 ■	8,489
	First Data Corp.
9,700	10.55%, 09/24/2015	8,245
	Marquee Holdings, Inc.
3,535	9.51%, 08/15/2014	2,925
	Pinnacle Entertainment, Inc.
1,760	8.63%, 08/01/2017 ■	1,769
	Sirius Satellite Radio, Inc.
3,880	9.63%, 08/01/2013	3,521
	TL Acquisitions, Inc.
3,760	10.50%, 01/15/2015 ■	3,553
	Videotron Ltee
2,950	9.13%, 04/15/2018 ■	3,194
	Virgin Media Finance plc
2,400	9 .50%, 08/15/2016	2,526
	Virgin Media, Inc.
4,845	6.50%, 11/15/2016 ۞ ■	5,075

		46,181

	Beverage and Tobacco Product Manufacturing — 0.3%
	Constellation Brands, Inc.
2,055	8.38%, 12/15/2014	2,142

	Chemical Manufacturing — 1.3%
	Hexion Specialty Chemicals
2,250	9.75%, 11/15/2014	1,935
	Huntsman International LLC
2,975	7.38%, 01/01/2015	2,700
	Nalco Co.
2,555	8.88%, 11/15/2013	2,625
	Potlatch Corp.
1,350	12.50%, 12/01/2009 Δ ⌂	1,352

		8,612

	Computer and Electronic Product Manufacturing — 0.6%
	Seagate Technology International
3,520	10.00%, 05/01/2014 ■	3,846

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE — 88.7% — (continued)
	Construction — 1.7%
	D.R. Horton, Inc.
$3,350	6.13%, 01/15/2014	$3,325
	K Hovnanian Enterprises
2,600	11.50%, 05/01/2013	2,743
	Lennar Corp.
2,925	5.60%, 05/31/2015	2,698
	Pulte Homes, Inc.
2,900	7.88%, 06/15/2032	2,552

		11,318

	Electrical Equipment, Appliance Manufacturing — 0.4%
	General Cable Corp.
2,625	7.13%, 04/01/2017	2,572

	Finance and Insurance — 10.2%
	American General Finance Corp.
3,200	5.20%, 12/15/2011	2,580
5,600	5.85%, 06/01/2013	4,240
	Bank of America Capital II
3,900	8.00%, 12/15/2026	3,764
	CIT Group, Inc.
2,125	6.00%, 04/01/2036	1,228
1,920	6.88%, 11/01/2009	1,606
4,425	7.63%, 11/30/2012	2,882
	Citigroup, Inc.
3,775	8.30%, 12/21/2057 Δ	3,355
	Ford Motor Credit Co.
7,890	12.00%, 05/15/2015	8,694
	GMAC LLC
2,575	7.00%, 02/01/2012 ■	2,395
7,900	8.00%, 11/01/2031 ■	6,359
	Host Hotels & Resorts L.P.
2,450	9.00%, 05/15/2017 ■	2,597
	Hub International Holdings, Inc.
2,601	9.00%, 12/15/2014 ■	2,510
	Janus Capital Group, Inc.
2,625	6.95%, 06/15/2017	2,498
	Leucadia National Corp.
3,470	7.13%, 03/15/2017	3,331
	Liberty Mutual Group, Inc.
2,800	10.75%, 06/15/2058 ■	2,660
	LPL Holdings, Inc.
11,115	10.75%, 12/15/2015 ■	10,907
	NB Capital Trust IV
1,000	8.25%, 04/15/2027	975
	Starwood Hotels & Resorts
2,550	7.88%, 10/15/2014	2,671
	Yankee Acquisition Corp.
3,175	8.50%, 02/15/2015	2,984

		68,236

	Food Manufacturing — 0.4%
	Smithfield Foods, Inc.
2,470	10.00%, 07/15/2014 ■	2,594

	Furniture and Related Product Manufacturing — 0.5%
	Masco Corp.
3,815	7.75%, 08/01/2029	3,436

	Health Care and Social Assistance — 6.8%
	Biomet, Inc.
2,400	10.38%, 10/15/2017	2,550

	HCA, Inc.
9,450	7.88%, 02/01/2011	9,533
3,550	8.36%, 04/15/2024	2,889
3,955	9.25%, 11/15/2016	4,088
	HealthSouth Corp.
2,400	10.75%, 06/15/2016	2,604
	IASIS Healthcare Capital Corp.
2,350	8.75%, 06/15/2014 ‡	2,350
	Invacare Corp.
800	9.75%, 02/15/2015	848
	Inverness Medical Innovation, Inc.
2,580	9.00%, 05/15/2016	2,564
	Multiplan Corp.
3,965	10.38%, 04/15/2016 ■	3,826
	Psychiatric Solutions, Inc.
2,675	7.75%, 07/15/2015	2,581
	Reable Therapeutics Finance LLC
3,190	11.75%, 11/15/2014	3,031
	Rite Aid Corp.
3,705	6.88%, 12/15/2028 ■	2,038
3,570	7.70%, 02/15/2027	2,070
	Skilled Healthcare Group, Inc.
1,750	11.00%, 01/15/2014	1,811
	Warner Chilcott Corp.
2,835	8.75%, 02/01/2015	2,906

		45,689

	Information — 14.6%
	Canwest MediaWorks L.P.
4,560	9.25%, 08/01/2015 ■ ●	456
	Charter Communications Operating LLC
7,185	10.00%, 04/30/2012 ■ y	7,311
6,125	12.88%, 09/15/2014 ■ y	6,630
	Citizens Communications Co.
4,890	7.88%, 01/15/2027	4,462
	Cricket Communications, Inc.
3,185	9.38%, 11/01/2014	3,233
	CSC Holdings, Inc.
8,810	7.63%, 04/01/2011 ‡	9,140
5,110	8.50%, 04/15/2014 ■	5,366
	Intelsat Jackson Holdings Ltd.
9,125	11.50%, 06/15/2016	9,718
	Lender Process Services
2,485	8.13%, 07/01/2016	2,584
	Level 3 Financing, Inc.
3,125	8.75%, 02/15/2017	2,594
8,160	12.25%, 03/15/2013	8,242
	MetroPCS Wireless, Inc.
2,810	9.25%, 11/01/2014	2,873

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE — 88.7% — (continued)
	Information — 14.6% — (continued)
	Qwest Corp.
$11,310	7.25%, 10/15/2035	$9,105
	Sprint Capital Corp.
9,355	8.38%, 03/15/2012	9,659
7,095	8.75%, 03/15/2032	6,705
	Wind Acquisition Finance S.A.
2,973	10.75%, 12/01/2015 ■	3,270
2,920	11.75%, 07/15/2017 ■	3,292
	Windstream Corp.
2,850	8.63%, 08/01/2016	2,914

		97,554

	Machinery Manufacturing — 0.3%
	Case New Holland, Inc.
2,300	7.75%, 09/01/2013 ■	2,288

	Mining — 1.4%
	James River Coal Co.
2,700	9.38%, 06/01/2012	2,619
	Peabody Energy Corp.
2,655	6.88%, 03/15/2013	2,682
	Teck Resources Ltd.
3,300	10.75%, 05/15/2019	3,836

		9,137

	Miscellaneous Manufacturing — 1.0%
	L-3 Communications Corp.
3,320	6.13%, 01/15/2014	3,345
	Transdigm, Inc.
2,550	7.75%, 07/15/2014	2,531
1,000	7.75%, 07/15/2014 ■	971

		6,847

	Motor Vehicle & Parts Manufacturing — 2.9%
	ArvinMeritor, Inc.
5,285	8.13%, 09/15/2015	4,598
	ESCO Corp.
2,985	8.63%, 12/15/2013 ■	2,925
	Ford Motor Co.
3,250	9.22%, 09/15/2021	2,706
	TRW Automotive, Inc.
3,650	7.00%, 03/15/2014 ■	3,322
	UCI Holdco, Inc.
14,048	9.25%, 12/15/2013 Δ	5,689

		19,240

	Nonmetallic Mineral Product Manufacturing — 0.5%
	Crown Cork & Seal Co., Inc.
3,710	8.00%, 04/15/2023	3,524

	Paper Manufacturing — 2.7%
	Cenveo, Inc.
2,270	10.50%, 08/15/2016 ■	2,134
	Domtar Corp.
2,350	10.75%, 06/01/2017	2,632
	Georgia-Pacific LLC
2,700	7.00%, 01/15/2015 ■	2,659
2,480	8.25%, 05/01/2016 ■	2,573
3,245	9.50%, 12/01/2011	3,456
	NewPage Corp.
2,050	11.38%, 12/31/2014 ■	2,014
	Westvaco Corp.
2,475	8.20%, 01/15/2030	2,428

		17,896

	Petroleum and Coal Products Manufacturing — 5.3%
	Bill Barrett Corp.
3,100	9.88%, 07/15/2016	3,263
	Chesapeake Energy Corp.
3,390	7.00%, 08/15/2014	3,280
3,800	9.50%, 02/15/2015	3,999
	Linn Energy LLC
3,235	11.75%, 05/15/2017 ■	3,486
	Opti Canada, Inc.
4,140	8.25%, 12/15/2014	3,209
	Petrohawk Energy Corp.
3,805	9.13%, 07/15/2013	3,910
	Plains Exploration & Production Co.
3,050	10.00%, 03/01/2016	3,286
	Sandridge Energy, Inc.
2,480	9.88%, 05/15/2016 ■	2,585
	Star Gas Partners L.P.
2,055	10.25%, 02/15/2013	2,081
	Targa Resources Partners
3,115	11.25%, 07/15/2017 ■	3,286
	Western Refining, Inc.
3,435	11.25%, 06/15/2017 ■ ‡	3,246

		35,631

	Pipeline Transportation — 1.8%
	Atlas Pipeline Partners L.P.
2,435	8.13%, 12/15/2015	1,960
	Dynegy Holdings, Inc.
3,425	7.75%, 06/01/2019	2,920
	El Paso Corp.
3,190	7.75%, 01/15/2032	2,923
1,335	7.80%, 08/01/2031	1,224
	MarkWest Energy
2,675	8.75%, 04/15/2018	2,662

		11,689

	Plastics and Rubber Products Manufacturing — 1.1%
	Goodyear Tire & Rubber Co.
3,650	5.01%, 12/01/2009 Δ	3,645
	Plastipak Holdings, Inc.
1,825	10.63%, 08/15/2019 ■	1,935
	Solo Cup Co.
2,040	8.50%, 02/15/2014	1,948

		7,528

	Primary Metal Manufacturing — 0.7%
	Novelis, Inc.
1,785	7.25%, 02/15/2015	1,544
675	11.50%, 02/15/2015 ■	682
	Steel Dynamics, Inc.
2,600	8.25%, 04/15/2016 ■	2,613

		4,839

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE — 88.7% — (continued)
	Printing and Related Support Activities — 0.9%
	Harland Clarke Holdings
$4,140	9.50%, 05/15/2015	$3,705
	Sheridan Group, Inc.
3,100	10.25%, 08/15/2011 ⌂	2,604

		6,309

	Professional, Scientific, and Technical Services — 3.0%
	Affinion Group, Inc.
1,705	10.13%, 10/15/2013 ■	1,752
14,090	11.50%, 10/15/2015	14,477
	SunGard Data Systems, Inc.
3,540	10.25%, 08/15/2015	3,611

		19,840

	Public Administration — 0.4%
	Corrections Corp. of America
2,420	6.25%, 03/15/2013	2,384

	Real Estate and Rental and Leasing — 1.7%
	American Real Estate Partners L.P.
3,070	7.13%, 02/15/2013	2,955
	Ashtead Capital, Inc.
3,500	9.00%, 08/15/2016 ■	3,360
	Hertz Corp.
3,200	8.88%, 01/01/2014	3,232
	Realogy Corp.
685	10.50%, 04/15/2014	496
	United Rentals North America, Inc.
1,580	6.50%, 02/15/2012	1,584

		11,627

	Retail Trade — 4.6%
	ACCO Brands Corp.
650	10.63%, 03/15/2015 ■	679
	Dollar General Corp.
2,775	11.88%, 07/15/2017	3,122
	Dollarama Group L.P.
3,155	8.88%, 08/15/2012	3,226
	Ferrellgas Partners L.P.
2,550	9.13%, 10/01/2017 ■	2,627
	J.C. Penney Co., Inc.
3,375	7.63%, 03/01/2097	2,700
	Macys, Inc.
6,735	6.90%, 04/01/2029	5,313
	Nebraska Book Co., Inc.
2,550	10.00%, 12/01/2011 ■ ☼	2,531
	New Albertson’s, Inc.
5,100	8.00%, 05/01/2031	4,577
	Toys R Us, Inc.
1,850	7.88%, 04/15/2013	1,776
	United Components, Inc.
5,300	9.38%, 06/15/2013	4,253

		30,804

	Soap, Cleaning Compound, and Toilet Manufacturing — 0.3%
	Johnson Diversey, Inc.
825	9.63%, 05/15/2012	837
900	10.67%, 05/15/2013	864

		1,701

	Textile Product Mills — 0.8%
	Interface, Inc.
2,400	11.38%, 11/01/2013 ■	2,604
	Mohawk Industries, Inc.
2,640	6.88%, 01/15/2016	2,627

		5,231

	Utilities — 5.8%
	AES Corp.
4,675	9.75%, 04/15/2016 ■	5,096
	Calpine Construction Finance Co.
2,375	8.00%, 06/01/2016 ■	2,434
	Energy Future Holdings Corp.
9,500	11.25%, 11/01/2017	6,270
	Mirant Americas Generation LLC
3,830	8.30%, 05/01/2011	3,897
	Mirant North America LLC
4,290	7.38%, 12/31/2013	4,269
	NRG Energy, Inc.
4,685	7.25%, 02/01/2014	4,603
3,565	8.50%, 06/15/2019	3,569
	Orion Power Holdings, Inc.
4,550	12.00%, 05/01/2010	4,709
	Reliant Energy, Inc.
1,641	9.24%, 07/02/2017	1,740
	RRI Energy, Inc.
2,232	6.75%, 12/15/2014	2,293

		38,880

	Water Transportation — 0.7%
	Royal Caribbean Cruises Ltd.
2,250	11.88%, 07/15/2015	2,531
	Ship Finance International Ltd.
2,545	8.50%, 12/15/2013	2,428

		4,959

	Wholesale Trade — 0.4%
	SGS International, Inc.
2,940	12.00%, 12/15/2013	2,602

	Total corporate bonds: non-investment grade (cost $548,821)	$593,200

SENIOR FLOATING RATE INTERESTS: INVESTMENT GRADE t — 1.3%
	Food Manufacturing — 0.4%
	WM Wrigley Jr. Co.
$2,692	6.50%, 10/06/2014 ± ☼	$2,735

	Health Care and Social Assistance — 0.9%
	Fresenius SE, Term Loan B
3,603	6.75%, 09/10/2014 ± ☼	3,624

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SENIOR FLOATING RATE INTERESTS: INVESTMENT GRADE t — 1.3% — (continued)
	Health Care and Social Assistance — 0.9% — (continued)
	Fresenius SE, Term Loan B2
$2,339	6.75%, 09/10/2014 ± ☼		$2,354

			5,978

	Total senior floating rate interests: investment grade (cost $8,639)		$8,713

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE t — 7.0%
	Arts, Entertainment and Recreation — 2.7%
	Chester Downs and Marina LLC
$1,725	12.38%, 07/31/2016 ± ☼		$1,703
	Marquee Holdings, Inc.
13,259	5.30%, 06/13/2012 ± ☼		11,933
	WideOpenWest Finance LLC
5,733	7.30%, 06/29/2015 ± ☼		4,415

			18,051

	Computer and Electronic Product Manufacturing — 0.6%
	Freescale Semiconductor, Inc.
2,668	12.50%, 12/15/2014 ±		2,668
	Infor Lux Bond Co.
5,627	8.27%, 09/02/2014 ± ☼		1,369

			4,037

	Finance and Insurance — 0.4%
	Nuveen Investments, Inc.
3,035	12.50%, 07/31/2015 ±		3,030

	Health Care and Social Assistance — 0.4%
	IASIS Healthcare Capital Corp.
3,076	5.74%, 06/13/2014 ± ☼		2,646

	Information — 0.3%
	Level 3 Communications Corp.
1,727	11.50%, 03/13/2014 ±		1,828

	Motor Vehicle & Parts Manufacturing — 2.1%
	Lear Corp.
12,438	0.00%, 04/25/2012 ◊ ☼ Ω		11,163
2,930	13.50%, 08/10/2010 ± ☼ Ω		2,989

			14,152

	Petroleum and Coal Products Manufacturing — 0.5%
	Lyondell Chemical Co.
1,225	6.50%, 12/15/2009 ± ☼ y		1,273
	Turbo Beta Ltd.
3,272	14.50%, 03/12/2018 ± † ⌂		1,963

			3,236

	Total senior floating rate interests: non-investment grade (cost $47,482)		$46,980

COMMON STOCKS — 0.5%
	Diversified Financials — 0.5%
657	Citigroup, Inc.		$3,178

	Total common stocks (cost $1,932)		$3,178

PREFERRED STOCKS — 0.1% Banks — 0.1%
148	Federal National Mortgage Association, 8.25% ●		$238

	Total preferred stocks (cost $1,902)		$238

	Total long-term investments (cost $619,297)		$661,054

SHORT-TERM INVESTMENTS — 0.7%
	Investment Pools and Funds — 0.7%
$4,831	JP Morgan U.S. Government Money Market Fund		$4,831
—	State Street Bank U.S. Government Money Market Fund		—
—	Wells Fargo Advantage Government Money Market Fund		—

			4,831

	Total short-term investments (cost $4,831)		$4,831

	Total investments (cost $624,128) ▲	99.6%	$665,885
	Other assets and liabilities	0.4%	2,974

	Total net assets	100.0%	$668,859

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.6% of total net assets at September 30, 2009.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $627,871 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$54,588
Unrealized Depreciation	(16,574)

Net Unrealized Appreciation	$38,014

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at September 30, 2009, was $1,963, which represents 0.29% of total net assets.

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2009.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2009, was $165,559, which represents 24.75% of total net assets.

ª	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2009 was $14,343.

±	The interest rate disclosed for these securities represents the average coupon as of September 30, 2009.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of September 30, 2009.

Ω	Debt security in default due to bankruptcy.

y	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

t	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2009.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
05/2001 - 11/2001	$1,350	Potlatch Corp., 12.50%, 12/01/2009	$1,337
06/2005 - 02/2006	$3,100	Sheridan Group, Inc., 10.25%, 08/15/2011	3,159
02/2007	$2,490	Soundview NIM Trust, 8.25%, 12/25/2036 - 144A	2,475
06/2008 - 05/2009	$3,272	Turbo Beta Ltd., 14.50%, 03/12/2018	3,272

The aggregate value of these securities at September 30, 2009 was $5,919 which represents 0.88% of total net assets.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	$—
Common Stocks	3,178	3,178	—	—
Corporate Bonds: Investment Grade	8,745	—	8,745	—
Corporate Bonds: Non-Investment Grade	593,200	—	590,548	2,652
Preferred Stocks	238	238	—	—
Senior Floating Rate Interests: Investment Grade	8,713	—	8,713	—
Senior Floating Rate Interests: Non-Investment Grade	46,980	—	45,017	1,963
Short-Term Investments	4,831	4,831	—	—

Total	$665,885	$8,247	$653,023	$4,615

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Change in
	Balance as of		Unrealized		Transfers In	Balance as of
	December 31,	Realized Gain	Appreciation		and/or Out of	September 30,
	2008	(Loss)	(Depreciation)	Net Sales	Level 3	2009

Assets:
Asset & Commercial Mortgage Backed Securities	2,041	(1,112)	(172)*	(757)	—	—
Corporate Bonds and Senior Floating Rate Interests	10,652	(693)	2,969 †	(2,975)	(5,338)	4,615

Total	$12,693	$(1,805)	$2,797	$(3,732)	$(5,338)	$4,615

*	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2009 was $(7).

†	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2009 was $(481).

Hartford Index HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 99.1%
	Automobiles & Components — 0.5%
323	Ford Motor Co. ●	$2,326
24	Goodyear Tire & Rubber Co. ●	413
23	Harley-Davidson, Inc.	540
60	Johnson Controls, Inc.	1,524

		4,803

	Banks — 2.9%
68	BB&T Corp.	1,859
15	Comerica, Inc.	448
80	Fifth Third Bankcorp	808
22	First Horizon National Corp. ●	289
47	Hudson City Bancorp, Inc.	622
68	Huntington Bancshares, Inc.	320
88	Keycorp	572
8	M&T Bank Corp.	515
37	Marshall & Ilsley Corp.	298
35	People’s United Financial, Inc.	543
46	PNC Financial Services Group, Inc.	2,247
119	Regions Financial Corp.	739
50	SunTrust Banks, Inc.	1,128
192	US Bancorp	4,186
468	Wells Fargo & Co.	13,188
13	Zion Bancorp	228

		27,990

	Capital Goods — 7.6%
70	3M Co.	5,163
73	Boeing Co.	3,942
62	Caterpillar, Inc.	3,192
20	Cummins, Inc.	908
26	Danaher Corp.	1,746
42	Deere & Co.	1,819
19	Dover Corp.	722
17	Eaton Corp.	939
75	Emerson Electric Co.	3,019
13	Fastenal Co.	511
6	Flowserve Corp.	552
18	Fluor Corp.	917
39	General Dynamics Corp.	2,491
1,065	General Electric Co.	17,480
12	Goodrich Corp.	673
75	Honeywell International, Inc.	2,798
39	Illinois Tool Works, Inc.	1,646
18	ITT Corp.	952
12	Jacobs Engineering Group, Inc. ●	572
12	L-3 Communications Holdings, Inc.	937
32	Lockheed Martin Corp.	2,525
36	Masco Corp.	465
32	Northrop Grumman Corp.	1,648
36	PACCAR, Inc.	1,374
12	Pall Corp.	380
16	Parker-Hannifin Corp.	833
14	Precision Castparts Corp.	1,434
20	Quanta Services, Inc. ●	440
39	Raytheon Co.	1,870
14	Rockwell Automation, Inc.	606
16	Rockwell Collins, Inc.	804
6	Snap-On, Inc.	200
8	Stanley Works	340
27	Textron, Inc.	514
94	United Technologies Corp.	5,747
6	W.W. Grainger, Inc.	564

		70,723

	Commercial & Professional Services — 0.6%
11	Avery Dennison Corp.	408
13	Cintas Corp.	399
5	Dun & Bradstreet Corp.	399
13	Equifax, Inc. ●	369
18	Iron Mountain, Inc. ●	483
13	Monster Worldwide, Inc. ●	221
21	Pitney Bowes, Inc.	515
21	R.R. Donnelley & Sons Co.	438
32	Republic Services, Inc.	858
15	Robert Half International, Inc.	381
9	Stericycle, Inc. ●	412
49	Waste Management, Inc.	1,472

		6,355

	Consumer Durables & Apparel — 1.0%
6	Black & Decker Corp.	280
32	Coach, Inc.	1,049
28	D.R. Horton, Inc.	315
27	Eastman Kodak Co.	129
15	Fortune Brands, Inc.	645
7	Harman International Industries, Inc.	234
13	Hasbro, Inc.	351
7	KB Home	124
16	Leggett & Platt, Inc.	303
15	Lennar Corp.	220
36	Mattel, Inc.	666
28	Newell Rubbermaid, Inc.	436
39	NIKE, Inc. Class B	2,517
6	Polo Ralph Lauren Corp.	444
32	Pulte Homes, Inc.	348
9	V.F. Corp.	649
7	Whirlpool Corp.	517

		9,227

	Consumer Services — 1.7%
13	Apollo Group, Inc. Class A ●	942
44	Carnival Corp.	1,462
14	Darden Restaurants, Inc.	475
6	DeVry, Inc.	343
34	H & R Block, Inc.	618
30	International Game Technology .	638
25	Marriott International, Inc. Class A	695
109	McDonald’s Corp.	6,237
74	Starbucks Corp. ●	1,524
19	Starwood Hotels & Resorts	616
18	Wyndham Worldwide Corp.	291
7	Wynn Resorts Ltd. ●	489
47	Yum! Brands, Inc.	1,579

		15,909

	Diversified Financials — 8.3%
119	American Express Co.	4,038
26	Ameriprise Financial, Inc.	929

Hartford Index HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 99.1% — (continued)
	Diversified Financials — 8.3% — (continued)
867	Bank of America Corp.	$14,663
120	Bank of New York Mellon Corp.	3,492
46	Capital One Financial Corp.	1,629
95	Charles Schwab Corp.	1,826
1,306	Citigroup, Inc.	6,323
7	CME Group, Inc.	2,056
54	Discover Financial Services, Inc.	872
93	E*Trade Financial Corp. ●	163
9	Federated Investors, Inc.	234
15	Franklin Resources, Inc.	1,509
51	Goldman Sachs Group, Inc.	9,437
7	IntercontinentalExchange, Inc. ●	711
42	Invesco Ltd.	949
18	Janus Capital Group, Inc.	259
394	JP Morgan Chase & Co.	17,261
16	Legg Mason, Inc.	505
19	Leucadia National Corp.	471
20	Moody’s Corp.	403
136	Morgan Stanley	4,205
14	Nasdaq OMX Group, Inc. ●	299
24	Northern Trust Corp.	1,408
26	NYSE Euronext	754
47	SLM Corp. ●	409
50	State Street Corp.	2,607
26	T. Rowe Price Group, Inc.	1,172

		78,584

	Energy — 11.6%
49	Anadarko Petroleum Corp.	3,084
34	Apache Corp.	3,090
31	Baker Hughes, Inc.	1,326
29	BJ Services Co.	569
10	Cabot Oil & Gas Corp.	372
22	Cameron International Corp. ●	833
64	Chesapeake Energy Corp.	1,825
201	Chevron Corp.	14,146
149	ConocoPhillips Holding Co.	6,710
18	Consol Energy, Inc.	815
25	Denbury Resources, Inc. ●	378
44	Devon Energy Corp.	2,995
7	Diamond Offshore Drilling, Inc.	669
70	El Paso Corp.	724
14	ENSCO International, Inc.	608
25	EOG Resources, Inc.	2,105
481	Exxon Mobil Corp.	33,032
12	FMC Technologies, Inc. ●	643
90	Halliburton Co.	2,449
29	Hess Corp.	1,560
71	Marathon Oil Corp.	2,262
9	Massey Energy Co.	240
19	Murphy Oil Corp.	1,102
28	Nabors Industries Ltd. ●	595
42	National Oilwell Varco, Inc. ●	1,805
17	Noble Energy, Inc.	1,146
81	Occidental Petroleum Corp.	6,367
27	Peabody Energy Corp.	998
12	Pioneer Natural Resources Co.	417
16	Range Resources Corp.	775
11	Rowan Companies, Inc.	263
120	Schlumberger Ltd.	7,151
22	Smith International, Inc.	634
35	Southwestern Energy Co. ●	1,472
65	Spectra Energy Corp.	1,226
12	Sunoco, Inc.	332
14	Tesoro Corp.	210
56	Valero Energy Corp.	1,093
58	Williams Cos., Inc.	1,043
58	XTO Energy, Inc.	2,400

		109,464

	Food & Staples Retailing — 2.8%
44	Costco Wholesale Corp.	2,462
145	CVS/Caremark Corp.	5,166
65	Kroger Co.	1,346
42	Safeway, Inc.	824
21	Supervalu, Inc.	319
59	Sysco Corp.	1,471
99	Walgreen Co.	3,725
216	Wal-Mart Stores, Inc.	10,619
14	Whole Foods Market, Inc. ●	428

		26,360

	Food, Beverage & Tobacco — 5.9%
207	Altria Group, Inc.	3,695
64	Archer Daniels Midland Co.	1,878
11	Brown-Forman Corp.	537
19	Campbell Soup Co.	631
232	Coca-Cola Co.	12,467
32	Coca-Cola Enterprises, Inc.	679
44	ConAgra Foods, Inc.	961
20	Constellation Brands, Inc. Class A ●	302
18	Dean Foods Co. ● .	320
25	Dr. Pepper Snapple Group ●	730
33	General Mills, Inc.	2,099
32	H.J. Heinz Co.	1,256
17	Hershey Co.	646
7	Hormel Foods Corp.	249
12	J.M. Smucker Co.	631
26	Kellogg Co.	1,263
148	Kraft Foods, Inc.	3,881
17	Lorillard, Inc.	1,230
13	McCormick & Co., Inc.	443
16	Molson Coors Brewing Co.	765
14	Pepsi Bottling Group, Inc.	528
156	PepsiCo, Inc.	9,155
194	Philip Morris International, Inc.	9,445
17	Reynolds American, Inc.	752
70	Sara Lee Corp.	777
31	Tyson Foods, Inc. Class A	386

		55,706

	Health Care Equipment & Services — 4.0%
44	Aetna, Inc.	1,217
30	Amerisource Bergen Corp.	667
10	Bard (C.R.), Inc.	770
60	Baxter International, Inc.	3,441

Hartford Index HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 99.1% — (continued)
	Health Care Equipment & Services — 4.0% — (continued)
24	Becton, Dickinson & Co.	$1,670
151	Boston Scientific Corp. ●	1,599
36	Cardinal Health, Inc.	965
18	CareFusion Corp. ●	393
27	CIGNA Corp.	768
15	Coventry Health Care, Inc. ●	299
10	DaVita, Inc. ●	589
15	Dentsply International, Inc.	514
28	Express Scripts, Inc. ●	2,134
16	Hospira, Inc. ●	722
17	Humana, Inc. ●	633
18	IMS Health, Inc.	280
4	Intuitive Surgical, Inc. ●	997
11	Laboratory Corp. of America Holdings ●	711
27	McKesson Corp.	1,587
47	Medco Health Solutions, Inc. ●	2,624
111	Medtronic, Inc.	4,081
9	Patterson Cos., Inc. ●	254
16	Quest Diagnostics, Inc.	814
35	St. Jude Medical, Inc. ●	1,361
28	Stryker Corp.	1,284
43	Tenet Healthcare Corp. ●	255
116	UnitedHealth Group, Inc.	2,914
13	Varian Medical Systems, Inc. ●	529
48	Wellpoint, Inc. ●	2,256
21	Zimmer Holdings, Inc. ●	1,145

		37,473

	Household & Personal Products — 2.7%
43	Avon Products, Inc.	1,451
14	Clorox Co.	821
50	Colgate-Palmolive Co.	3,808
12	Estee Lauder Co., Inc.	440
42	Kimberly-Clark Corp.	2,450
292	Procter & Gamble Co.	16,937

		25,907

	Insurance — 2.6%
49	Aflac, Inc.	2,102
56	Allstate Corp.	1,724
14	American International Group, Inc. ●	622
28	AON Corp.	1,119
12	Assurant, Inc.	397
37	Chubb Corp.	1,850
17	Cincinnati Financial Corp.	444
50	Genworth Financial, Inc.	603
32	Lincoln National Corp.	822
38	Loews Corp.	1,308
52	Marsh & McLennan Cos., Inc.	1,298
17	MBIA, Inc. ●	129
86	Metlife, Inc.	3,276
34	Principal Financial Group, Inc.	918
71	Progressive Corp.	1,180
49	Prudential Financial, Inc.	2,431
9	Torchmark Corp.	377
60	Travelers Cos., Inc.	2,932
35	Unum Group	747

36	XL Capital Ltd. Class A	626

		24,905

	Materials — 3.5%
21	Air Products and Chemicals, Inc.	1,633
8	Airgas, Inc.	396
11	AK Steel Holding Corp.	217
98	Alcoa, Inc.	1,281
10	Allegheny Technologies, Inc.	345
9	Ball Corp.	464
11	Bemis Co., Inc.	279
5	CF Industries Holdings, Inc.	422
115	Dow Chemical Co.	2,986
91	E.I. DuPont de Nemours & Co.	2,910
7	Eastman Chemical Co.	388
24	Ecolab, Inc.	1,096
7	FMC Corp.	411
41	Freeport-McMoRan Copper & Gold, Inc.	2,833
8	International Flavors & Fragrances, Inc.	300
43	International Paper Co.	964
17	MeadWestvaco Corp.	383
55	Monsanto Co.	4,231
49	Newmont Mining Corp.	2,159
31	Nucor Corp.	1,480
17	Owens-Illinois, Inc. ●	624
13	Pactiv Corp. ●	345
16	PPG Industries, Inc.	960
31	Praxair, Inc.	2,512
16	Sealed Air Corp.	312
12	Sigma-Aldrich Corp.	660
8	Titanium Metals Corp.	82
14	United States Steel Corp.	635
13	Vulcan Materials Co.	679
21	Weyerhaeuser Co.	775

		32,762

	Media — 2.6%
68	CBS Corp. Class B	818
287	Comcast Corp. Class A	4,855
45	DirecTV Group, Inc. ●	1,242
24	Gannett Co., Inc.	294
49	Interpublic Group of Cos., Inc. ●	367
32	McGraw-Hill Cos., Inc.	792
4	Meredith Corp.	108
12	New York Times Co. Class A	94
225	News Corp. Class A	2,700
31	Omnicom Group, Inc.	1,150
9	Scripps Networks Interactive Class A	331
35	Time Warner Cable, Inc.	1,519
119	Time Warner, Inc.	3,418
61	Viacom, Inc. Class B ●	1,703
186	Walt Disney Co.	5,111
1	Washington Post Co. Class B	305

		24,807

	Pharmaceuticals, Biotechnology & Life Sciences — 9.0%
155	Abbott Laboratories	7,661
31	Allergan, Inc.	1,746
102	Amgen, Inc. ●	6,126

Hartford Index HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 99.1% — (continued)
	Pharmaceuticals, Biotechnology & Life Sciences — 9.0% — (continued)
29	Biogen Idec, Inc. ●	$1,463
198	Bristol-Myers Squibb Co.	4,469
46	Celgene Corp. ●	2,569
8	Cephalon, Inc. ●	437
101	Eli Lilly & Co.	3,344
30	Forest Laboratories, Inc. ●	890
27	Genzyme Corp. ●	1,538
91	Gilead Sciences, Inc. ●	4,221
276	Johnson & Johnson	16,810
25	King Pharmaceuticals, Inc. ●	268
18	Life Technologies Corp. ●	821
211	Merck & Co., Inc.	6,680
6	Millipore Corp. ●	389
31	Mylan, Inc. ●	490
12	PerkinElmer, Inc.	225
676	Pfizer, Inc.	11,188
164	Schering-Plough Corp.	4,624
41	Thermo Fisher Scientific, Inc. ●	1,784
10	Waters Corp. ●	532
11	Watson Pharmaceuticals, Inc. ●	388
134	Wyeth	6,496

		85,159

	Real Estate — 1.1%
12	Apartment Investment & Management Co.	173
8	Avalonbay Communities, Inc.	581
14	Boston Properties, Inc.	912
24	CB Richard Ellis Group, Inc. Class A ●	282
27	Equity Residential Properties Trust	843
29	HCP, Inc.	845
12	Health Care, Inc.	499
60	Host Hotels & Resorts, Inc.	712
38	Kimco Realty Corp.	492
16	Plum Creek Timber Co., Inc.	499
44	ProLogis	529
14	Public Storage	1,026
29	Simon Property Group, Inc.	1,984
16	Ventas, Inc.	605
16	Vornado Realty Trust	1,010

		10,992

	Retailing — 3.3%
9	Abercrombie & Fitch Co. Class A	288
33	Amazon.com, Inc. ●	3,106
9	AutoNation, Inc. ●	170
3	AutoZone, Inc. ●	477
26	Bed Bath & Beyond, Inc. ●	984
34	Best Buy Co., Inc.	1,283
8	Big Lots, Inc. ●	207
21	Expedia, Inc. ●	505
14	Family Dollar Stores, Inc.	371
16	GameStop Corp. Class A ●	436
48	Gap, Inc.	1,032
16	Genuine Parts Co.	608
171	Home Depot, Inc.	4,550
24	J.C. Penney Co., Inc.	797
31	Kohl’s Corp. ●	1,746
27	Limited Brands, Inc.	454
148	Lowe’s Co., Inc.	3,098
42	Macy’s, Inc.	770
17	Nordstrom, Inc.	505
28	Office Depot, Inc. ●	182
14	O’Reilly Automotive, Inc. ●	495
13	RadioShack Corp.	208
5	Sears Holdings Corp. ●	324
10	Sherwin-Williams Co.	588
72	Staples, Inc.	1,680
75	Target Corp.	3,517
12	Tiffany & Co.	478
42	TJX Cos., Inc.	1,578

		30,437

	Semiconductors & Semiconductor Equipment — 2.6%
56	Advanced Micro Devices, Inc. ●	318
29	Altera Corp.	605
29	Analog Devices, Inc.	805
134	Applied Materials, Inc.	1,790
43	Broadcom Corp. Class A ●	1,325
561	Intel Corp.	10,974
17	KLA-Tencor Corp.	612
22	Linear Technology Corp.	615
65	LSI Corp. ●	358
22	MEMC Electronic Materials, Inc. ●	372
18	Microchip Technology, Inc.	486
85	Micron Technology, Inc. ●	695
23	National Semiconductor Corp.	335
10	Novellus Systems, Inc. ●	205
55	NVIDIA Corp. ●	825
18	Teradyne, Inc. ●	162
126	Texas Instruments, Inc.	2,994
28	Xilinx, Inc.	648

		24,124

	Software & Services — 7.0%
53	Adobe Systems, Inc. ●	1,738
10	Affiliated Computer Services, Inc. Class A ●	527
17	Akamai Technologies, Inc. ●	339
23	Autodesk, Inc. ●	549
50	Automatic Data Processing, Inc.	1,976
18	BMC Software, Inc. ●	690
40	CA, Inc.	877
18	Citrix Systems, Inc. ●	720
29	Cognizant Technology Solutions Corp. ●	1,134
15	Computer Sciences Corp. ●	800
24	Compuware Corp. ●	175
12	Convergys Corp. ●	122
112	eBay, Inc. ●	2,656
32	Electronic Arts, Inc. ●	617
19	Fidelity National Information Services, Inc.	490
15	Fiserv, Inc. ●	745
24	Google, Inc. ●	11,936
32	Intuit, Inc. ●	921
10	Mastercard, Inc.	1,941
16	McAfee, Inc. ●	688
777	Microsoft Corp.	20,104

Hartford Index HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 99.1% — (continued)
	Software & Services — 7.0% — (continued)
35	Novell, Inc. ●	$157
391	Oracle Corp.	8,153
32	Paychex, Inc.	936
19	Red Hat, Inc. ●	520
11	Salesforce.com, Inc. ●	620
82	Symantec Corp. ●	1,344
20	Total System Services, Inc.	318
19	VeriSign, Inc. ●	458
70	Western Union Co.	1,329
120	Yahoo!, Inc. ●	2,129

		65,709

	Technology Hardware & Equipment — 9.0%
35	Agilent Technologies, Inc. ●	961
17	Amphenol Corp. Class A	648
90	Apple, Inc. ●	16,639
9	Ciena Corp. ●	150
578	Cisco Systems, Inc. ●	13,601
156	Corning, Inc.	2,385
172	Dell, Inc. ●	2,631
203	EMC Corp. ●	3,451
15	FLIR Systems, Inc. ●	425
13	Harris Corp.	493
238	Hewlett-Packard Co.	11,215
131	IBM Corp.	15,710
18	Jabil Circuit, Inc.	247
22	JDS Uniphase Corp. ●	154
52	Juniper Networks, Inc. ●	1,418
8	Lexmark International, Inc. ADR ●	169
14	Molex, Inc.	284
230	Motorola, Inc.	1,975
34	NetApp, Inc. ●	900
12	QLogic Corp. ●	203
167	Qualcomm, Inc.	7,491
23	SanDisk Corp. ●	493
75	Sun Microsystems, Inc. ●	686
40	Tellabs, Inc. ●	275
17	Teradata Corp. ●	472
23	Western Digital Corp. ●	822
87	Xerox Corp.	673

		84,571

	Telecommunication Services — 3.1%
40	American Tower Corp. Class A ●	1,440
591	AT&T, Inc.	15,964
30	CenturyTel, Inc.	1,001
31	Frontier Communications Corp.	237
26	MetroPCS Communications, Inc. ●	244
148	Qwest Communications International, Inc.	565
288	Sprint Nextel Corp. ●	1,138
285	Verizon Communications, Inc.	8,612
44	Windstream Corp.	443

		29,644

	Transportation — 2.0%
26	Burlington Northern Santa Fe Corp.	2,095
17	C.H. Robinson Worldwide, Inc.	977
39	CSX Corp.	1,645
21	Expeditors International of Washington, Inc.	748
31	FedEx Corp.	2,354
37	Norfolk Southern Corp.	1,587
6	Ryder System, Inc.	219
74	Southwest Airlines Co.	713
51	Union Pacific Corp.	2,948
100	United Parcel Service, Inc. Class B	5,627

		18,913

	Utilities — 3.7%
67	AES Corp. ●	990
17	Allegheny Energy, Inc.	451
23	Ameren Corp.	591
48	American Electric Power Co., Inc.	1,480
39	CenterPoint Energy, Inc.	481
23	CMS Energy Corp.	307
28	Consolidated Edison, Inc.	1,128
20	Constellation Energy Group, Inc.	651
60	Dominion Resources, Inc.	2,057
17	DTE Energy Co.	581
130	Duke Energy Corp.	2,045
51	Dynegy Holdings, Inc. ●	130
33	Edison International	1,097
20	Entergy Corp.	1,567
13	EQT Corp.	558
66	Exelon Corp.	3,276
31	FirstEnergy Corp.	1,395
41	FPL Group, Inc.	2,275
8	Integrys Energy Group, Inc.	274
5	Nicor, Inc.	165
28	NiSource, Inc.	384
18	Northeast Utilities	418
22	Pepco Holdings, Inc.	329
37	PG&E Corp.	1,503
10	Pinnacle West Capital Corp.	332
38	PPL Corp.	1,145
28	Progress Energy, Inc.	1,093
51	Public Service Enterprise Group, Inc.	1,593
17	Questar Corp.	657
11	SCANA Corp.	384
25	Sempra Energy	1,222
80	Southern Co.	2,527
21	TECO Energy, Inc.	301
12	Wisconsin Energy Corp.	528
46	Xcel Energy, Inc.	878
		34,793

	Total common stocks (cost $1,019,844)	$935,317

	Total long-term investments (cost $1,019,844)	$935,317

Hartford Index HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares or Principal Amount			Value ╪
SHORT-TERM INVESTMENTS — 0.8%
	Repurchase Agreements — 0.6%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2009 in the amount of $2,894, collateralized by U.S. Treasury Bond 4.50% - 6.25%, 2023 - 2036, value of $2,948)
$2,894	0.03%, 09/30/2009		$2,894

RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1,363, collateralized by U.S. Treasury Bond 6.88%, 2025, U.S. Treasury Note 4.13%, 2010, value of $1,390)

1,363	0.03%, 09/30/2009		1,363
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2009 in the amount of $1,363, collateralized by U.S. Treasury Note 0.88%, 2011, value of $1,391)
1,363	0.04%, 09/30/2009		1,363

			5,620

	U.S. Treasury Bills — 0.2%
1,830	0.17%, 10/15/2009 ☐ ○		1,830

	Total short-term investments (cost $7,450)		$7,450

	Total investments (cost $1,027,294)▲	99.9%	$942,767
	Other assets and liabilities	0.1%	474

	Total net assets	100.0%	$943,241

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $1,051,800 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$156,699
Unrealized Depreciation	(265,732)

Net Unrealized Depreciation	$(109,033)

●	Currently non-income producing.

o	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☐	Security pledged as initial margin deposit for open futures contracts at September 30, 2009.
Futures Contracts Outstanding at September 30, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P 500 Index	32	Long	Dec 2009	$198

*	The number of contracts does not omit 000’s.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$935,317	$935,317	$—	$—
Short-Term Investments	7,450	—	7,450	—

Total	$942,767	$935,317	$7,450	$—

Other Financial Instruments *	$198	$198	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Hartford International Growth HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 97.8%
	Australia — 4.6%
348	BHP Billiton Ltd.	$11,478
562	Navitas Ltd.	1,811
737	Toll Holdings Ltd.	5,528

		18,817

	Austria — 1.5%
58	Andritz AG	2,887
96	Voestalpine AG	3,434

		6,321

	Brazil — 1.8%
160	Companhia Energetica de Minas Gerais	2,413
68	Itau Unibanco Banco Multiplo S.A. ADR	1,379
118	Natura Cosmeticos S.A.	2,123
37	Petroleo Brasileiro S.A. ADR	1,699

		7,614

	Canada — 5.2%
138	Barrick Gold Corp	5,226
26	Canadian Natural Resources Ltd.	1,783
41	Petrobank Energy and Resources Ltd. ●	1,696
92	Potash Corp. of Saskatchewan, Inc.	8,275
99	SNC-Lavalin Group, Inc.	4,448

		21,428

	China — 5.0%
1,307	China Dongxiang Group Co.	869
109	Ctrip.com International Ltd. ADR ●	6,379
1,682	Dongfeng Motor Group Co., Ltd.	1,779
4,332	Jiangsu Express Co., Ltd.	3,542
1,948	Shandong Weigao Group Medical Polymer Co., Ltd.	6,426
1,974	Zhejiang Expressway Co., Ltd.	1,725

		20,720

	Denmark — 0.4%
24	Carlsberg A/S Class B	1,721

	France — 9.2%
39	Bureau Veritas S.A.	2,231
88	Cie Generale d’Optique Essilor International S.A.	5,016
361	Club Mediterranee ●	8,544
36	Faiveley S.A.	3,135
183	Publicis Groupe	7,390
36	Thales S.A.	1,797
28	Vallourec	4,797
143	Vivendi S.A.	4,456

		37,366

	Germany — 3.0%
47	BASF SE	2,476
103	Daimler AG	5,177
20	HeidelbergCement AG	1,279
20	HeidelbergCement AG Rights	106
29	Metro AG	1,653
18	SMA Solar Technology AG	1,879

		12,570

	Hong Kong — 3.0%
1,128	Anta Sports Products Ltd.	1,395
1,772	China High Speed Transmission	3,620
1,760	Huabao International Holdings Ltd.	1,886
985	Link Reit	2,164
197	Sun Hung Kai Properties Ltd.	2,894

		11,959

	India — 0.4%
15	HDFC Bank Ltd. ADR	1,799

	Indonesia — 0.5%
4,516	Bank Central Asia PT	2,150

	Ireland — 0.4%
209	Experian plc	1,764

	Israel — 2.7%
90	Check Point Software Technologies Ltd. ADR ●	2,543
173	Teva Pharmaceutical Industries Ltd. ADR	8,722

		11,265

	Italy — 0.7%
2,341	Telecom Italia S.p.A.	2,884

	Japan — 6.5%
44	Astellas Pharma, Inc.	1,800
47	Canon, Inc.	1,897
197	Daiichi Sankyo Co., Ltd.	4,060
118	Eisai Co., Ltd.	4,438
1,182	Hino Motors Ltd.	4,477
42	Point, Inc.	2,796
29	Sankyo Co., Ltd.	1,819
41	Takeda Pharmaceutical Co., Ltd.	1,718
45	Trend Micro, Inc.	1,670
51	Yamato Kogyo Co.	1,437

		26,112

	Luxembourg — 1.5%
48	Oriflame Cosmetics S.A. ADR	2,482
170	SES Global S.A.	3,863

		6,345

	Netherlands — 2.0%
313	TNT N.V.	8,404

	Norway — 1.5%
257	Tandberg ASA	6,179

	Singapore — 0.8%
591	Oversea-Chinese Banking Corp., Ltd.	3,278

	South Africa — 0.4%
69	Impala Platinum Holdings Ltd.	1,615

	Spain — 2.4%
170	Banco Santander Central Hispano S.A.	2,753
92	Red Electrica Corporacion S.A.	4,696
94	Telefonica S.A.	2,607

		10,056

	Sweden — 5.6%
348	Assa Abloy Ab	5,656
39	Hennes & Mauritz Ab	2,193

Hartford International Growth HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares or Principal Amount			Value ╪
COMMON STOCKS — 97.8% — (continued)
	Sweden — 5.6% — (continued)
880	Lundin Petroleum Ab ●		$7,152
119	Swedish Match Ab		2,406
161	Telefonaktiebolaget LM Ericsson		1,619
355	Telefonaktiebolaget LM Ericsson ADR		3,552

			22,578

	Switzerland — 14.0%
163	ABB Ltd.		3,287
112	Credit Suisse Group AG		6,213
175	GAM Holding Ltd.		8,760
100	Kuehne & Nagel International AG		8,706
183	Nestle S.A.		7,819
33	Roche Holding AG		5,368
26	Schindler Holding-Part Certificates		1,767
1	SGS S.A.		1,728
44	Sonova Holding AG		4,423
288	Temenos Group AG ●		6,764
11	Zurich Financial Services AG		2,681

			57,516

	Taiwan — 1.0%
717	Delta Electronics, Inc.		2,036
132	MediaTek, Inc.		2,198

			4,234

	Turkey — 1.0%
51	Bim Birlesik Magazalar AS		2,104
287	Turkcell Iletisim Hizmetleri A/S		2,055

			4,159

	United Kingdom — 22.2%
271	Admiral Group plc		5,015
201	Antofagasta		2,441
1,798	Arm Holdings plc		4,142
67	AstraZeneca plc		3,002
213	Babcock International Group plc		1,940
197	BG Group plc		3,439
327	British American Tobacco plc		10,285
262	Burberry Group plc		2,109
270	Capita Group plc		3,123
98	De La Rue plc		1,407
172	GlaxoSmithKline plc		3,392
207	Imperial Tobacco Group plc		5,991
98	Intertek Group plc		1,998
521	Lancashire Holdings Ltd.		4,268
129	Pearson plc		1,591
172	Petrofac Ltd.		2,719
102	Reckitt Benckiser Group plc		4,985
64	Rio Tinto plc		2,725
541	Sage Group plc		2,023
422	Standard Chartered plc		10,433
262	Unilever plc		7,473
458	Xstrata plc		6,753

			91,254

	United States — 0.5%
44	Netease.com, Inc. ●		2,010

	Total common stocks (cost $366,055)		$402,118

PREFERRED STOCKS — 0.5%
	Brazil — 0.5%
93	Banco Itau Holding		$1,878

	Total preferred stocks (cost $1,364)		$1,878

	Total long-term investments (cost $367,419)		$403,996

SHORT-TERM INVESTMENTS — 0.9%
	Repurchase Agreements — 0.9%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $267, collateralized by FHLMC 5.50%, 2035, value of $272)
$267	0.06%, 09/30/2009		$267

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1,483, collateralized by FHLMC 4.50% - 6.50%, 2019 - 2039, FNMA 4.00% - 7.00%, 2017 - 2039, value of $1,513)

1,483	0.06%, 09/30/2009		1,483

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $697, collateralized by FHLMC 4.00% - 7.00%, 2036 - 2039, FNMA 5.50% - 7.00%, 2033 - 2047, value of $711)

697	0.08%, 09/30/2009		697
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $965, collateralized by FNMA 4.50% - 5.50%, 2017 - 2039, value of $984)
964	0.06%, 09/30/2009		964
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1, collateralized by U.S. Treasury Bond 0.88%, 2011, value of $1)
1	0.03%, 09/30/2009		1

UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $259, collateralized by FHLMC 7.00% - 10.00%, 2010 - 2021, FNMA 4.00% - 6.50%, 2023 - 2039, value of $264)

259	0.07%, 09/30/2009		259

			3,671

	Total short-term investments (cost $3,671)		$3,671

	Total investments (cost $371,090)▲	99.2%	$407,667

	Other assets and liabilities	0.8%	3,295

	Total net assets	100.0%	$410,962

Hartford International Growth HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 97.8% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $435,209 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$38,946
Unrealized Depreciation	(66,488)

Net Unrealized Depreciation	$(27,542)

●	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Diversification by Industry
as of September 30, 2009

Percentage of
Industry (Sector)	Net Assets
Equity Securities
Automobiles & Components (Consumer Discretionary)	1.7%
Banks (Financials)	5.8
Capital Goods (Industrials)	9.2
Commercial & Professional Services (Industrials)	3.4
Consumer Durables & Apparel (Consumer Discretionary)	1.5
Consumer Services (Consumer Discretionary)	4.0
Diversified Financials (Financials)	3.7
Energy (Energy)	4.5
Food & Staples Retailing (Consumer Staples)	0.9
Food, Beverage & Tobacco (Consumer Staples)	8.7
Health Care Equipment & Services (Health Care)	3.9
Household & Personal Products (Consumer Staples)	2.3
Insurance (Financials)	2.9
Materials (Materials)	12.0
Media (Consumer Discretionary)	4.2
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	7.9
Real Estate (Financials)	1.2
Retailing (Consumer Discretionary)	1.2
Semiconductors & Semiconductor Equipment (Information Technology)	1.5
Software & Services (Information Technology)	3.7
Technology Hardware & Equipment (Information Technology)	3.8
Telecommunication Services (Services)	1.8
Transportation (Industrials)	6.8
Utilities (Utilities)	1.7
Short-Term Investments	0.9
Other Assets and Liabilities	0.8

Total	100.0%

Hartford International Growth HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy
Levels September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$402,118	$54,153	$347,965	$—
Preferred Stocks	1,878	1,878	—	—
Short-Term Investments	3,671	—	3,671	—

Total	$407,667	$56,031	$351,636	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of	Transfers In	Balance as of
	December 31,	and/or Out of	September 30,
	2008	Level 3	2009

Assets:
Common Stock	$7,549	$(7,549)	$—

Total	$7,549	$(7,549)	$—

Hartford International Opportunities HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 93.9%
	Belgium — 1.7%
5,363	Fortis	$25,255

	Brazil — 2.6%
938	Banco Bradesco S.A. ADR	18,649
316	Itau Unibanco Banco Multiplo S.A. ADR	6,375
527	Usinas Siderurgicas De Minas Gerais S.A.	13,929

		38,953

	Canada — 5.5%
737	Brookfield Asset Management, Inc.	16,769
190	Potash Corp. of Saskatchewan, Inc. ADR	17,262
190	Research In Motion Ltd. ●	12,828
978	Suncor Energy, Inc.	34,167

		81,026

	China — 5.1%
6	Baidu, Inc. ADR ●	2,190
10,304	China Construction Bank	8,196
3,458	China Life Insurance Co., Ltd.	15,086
109	Ctrip.com International Ltd. ADR ●	6,426
19,451	Industrial and Commercial Bank of China	14,588
36	Perfect World Co., Ltd. ADR ●	1,736
223	PetroChina Co., Ltd. ADR	25,309

		73,531

	Denmark — 1.0%
796	DSV A/S	14,273

	France — 3.8%
166	BNP Paribas	13,326
166	BNP Paribas Rights	360
431	Groupe Danone	26,050
347	Renault S.A.	16,293

		56,029

	Germany — 7.6%
639	Daimler AG	32,033
1,467	Deutsche Post AG	27,324
98	HeidelbergCement AG	6,337
98	HeidelbergCement AG Rights	524
134	Man AG	11,009
226	SAP AG	10,953
239	Siemens AG	22,036

		110,216

	Greece — 0.8%
310	National Bank of Greece	11,183

	Hong Kong — 5.2%
5,478	Cathay Pacific Airways Ltd.	8,632
2,491	Esprit Holdings Ltd.	16,692
9,138	Shangri-La Asia Ltd.	17,185
2,309	Sun Hung Kai Properties Ltd.	33,916

		76,425

	India — 1.7%
49	HDFC Bank Ltd. ADR	5,774
181	Infosys Technologies Ltd. ADR	8,772
214	Reliance Industries Ltd. ●	9,728

		24,274

	Indonesia — 0.5%
21,952	Bumi Resources TBK PT	7,238

	Ireland — 2.2%
960	CRH plc	26,643
1,025	Ryanair Holdings plc ●	5,130

		31,773

	Israel — 2.0%
577	Teva Pharmaceutical Industries Ltd. ADR	29,178

	Japan — 8.6%
282	Eisai Co., Ltd.	10,589
1,971	Fujitsu Ltd.	12,856
2,236	Hino Motors Ltd.	8,468
2	KDDI Corp.	11,714
1,285	Konica Minolta Holdings, Inc.	12,122
1,202	Mitsubishi Electric Corp.	9,082
4,058	Mitsubishi UFJ Financial Group, Inc.	21,685
299	NGK Spark Plug Co., Ltd.	3,809
1,914	Nomura Holdings, Inc.	11,733
45	Osaka Titanium Technologies	1,279
407	Softbank Corp.	8,925
370	Sumitomo Mitsui Financial Group, Inc.	12,825
99	Toho Titanium Co., Ltd.	1,338

		126,425

	Malaysia — 0.1%
4,920	Air Asia BHD ●	1,985

	Mexico — 0.6%
210	America Movil S.A. de C.V. ADR	9,204

	Netherlands — 3.2%
528	Aegon N.V.	4,516
1,131	ING Groep N.V.	20,309
1,307	Koninklijke (Royal) KPN N.V.	21,712

		46,537

	South Africa — 2.0%
124	Anglo American Platinum Co., Ltd.	11,056
754	Impala Platinum Holdings Ltd.	17,668

		28,724

	South Korea — 1.8%
24	Samsung Electronics Co., Ltd.	16,720
174	Samsung Securities Co., Ltd. ●	10,117

		26,837

	Spain — 3.7%
1,126	Banco Santander Central Hispano S.A.	18,198
756	Enagas	15,844
401	Red Electrica Corporacion S.A.	20,575

		54,617

	Switzerland — 10.5%
352	CIE Financiere Richemont S.A.	9,959
260	GAM Holding Ltd.	13,029
84	Kuehne & Nagel International AG	7,314
606	Nestle S.A.	25,890
164	Roche Holding AG	26,462
151	Synthes, Inc.	18,217
3,011	UBS AG	55,205

		156,076

	Taiwan — 0.8%
32	High Technology Computer Corp.	351

Hartford International Opportunities HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares or Principal Amount			Value ╪
COMMON STOCKS — 93.9% — (continued)
	Taiwan — 0.8% — (continued)
2,985	Hon Hai Precision Industry Co., Ltd.		$11,918

			12,269

	United Kingdom — 22.6%
411	AstraZeneca plc		18,432
2,330	BAE Systems plc		13,035
1,055	Barclays Bank plc		6,252
1,559	BG Group plc		27,173
6,961	GKN plc		12,682
4,291	HSBC Holding plc		49,131
1,182	Imperial Tobacco Group plc		34,238
9,567	Lloyds Banking Group plc		15,889
1,472	Pearson plc		18,183
2,955	Rexam plc		12,370
884	Rio Tinto plc		37,597
716	Standard Chartered plc		17,677
1,700	Thomas Cook Group plc		6,325
422	Wolseley plc		10,194
2,738	WPP plc		23,547
1,839	Xstrata plc		27,128

			329,853

	United States — 0.3%
164	Frontline Ltd.		3,824
46	Netease.com, Inc. ●		2,119

			5,943

	Total common stocks (cost $1,164,544)		$1,377,824

EXCHANGE TRADED FUNDS — 1.6%
	United States — 1.6%
396	iShares MSCI EAFE Index Fund		$21,639
52	iShares MSCI Emerging Markets Index Fund		2,016

	Total exchange traded funds (cost $20,961)		$23,655

	Total long-term investments (cost $1,185,505)		$1,401,479

SHORT-TERM INVESTMENTS — 2.6%
	Repurchase Agreements — 2.6%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $2,730, collateralized by FHLMC 5.50%, 2035, value of $2,784)
$2,730	0.06%, 09/30/2009		$2,730

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $15,188, collateralized by FHLMC 4.50% - 6.50%, 2019 - 2039, FNMA 4.00% - 7.00%, 2017 - 2039, value of $15,491)

15,188	0.06%, 09/30/2009		15,188

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $7,133, collateralized by FHLMC 4.00% - 7.00%, 2036 - 2039, FNMA 5.50% - 7.00%, 2033 - 2047, value of $7,276)

7,133	0.08%, 09/30/2009		7,133
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $9,876, collateralized by FNMA 4.50% - 5.50%, 2017 - 2039, value of $10,073)
9,876	0.06%, 09/30/2009		9,876
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $10, collateralized by U.S. Treasury Bond 0.88%, 2011, value of $11)
10	0.03%, 09/30/2009		10

UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $2,649, collateralized by FHLMC 7.00% - 10.00%, 2010 - 2021, FNMA 4.00% - 6.50%, 2023 - 2039, value of $2,703)

2,649	0.07%, 09/30/2009		2,649

			37,586

	Total short-term investments (cost $37,586)		$37,586

	Total investments (cost $1,223,091) ▲	98.1%	$1,439,065
	Other assets and liabilities	1.9%	27,578

	Total net assets	100.0%	$1,466,643

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 93.6% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $1,279,999 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$183,728
Unrealized Depreciation	(24,662)

Net Unrealized Appreciation	$159,066

●	Currently non-income producing.

Hartford International Opportunities HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)
Forward Foreign Currency Contracts Outstanding at September 30, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Australian Dollar (Sell)	$11,620	$11,623	10/06/09	$3
Euro (Sell)	3,684	3,668	10/01/09	(16)
Euro (Sell)	2,982	2,969	10/02/09	(13)
Euro (Sell)	2,966	2,968	10/05/09	2
Japanese Yen (Buy)	3,680	3,674	10/02/09	6

				$(18)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Diversification by Industry
as of September 30, 2009

Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	4.4%
Banks (Financials)	15.0
Capital Goods (Industrials)	5.0
Consumer Durables & Apparel (Consumer Discretionary)	1.8
Consumer Services (Consumer Discretionary)	2.0
Diversified Financials (Financials)	7.5
Energy (Energy)	7.3
Food, Beverage & Tobacco (Consumer Staples)	5.8
Health Care Equipment & Services (Health Care)	1.2
Insurance (Financials)	3.1
Materials (Materials)	11.9
Media (Consumer Discretionary)	2.9
Other Investment Pools and Funds (Financials)	1.6
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	5.8
Real Estate (Financials)	2.3
Retailing (Consumer Discretionary)	1.1
Semiconductors & Semiconductor Equipment (Information Technology)	1.1
Software & Services (Information Technology)	1.8
Technology Hardware & Equipment (Information Technology)	3.4
Telecommunication Services (Services)	3.5
Transportation (Industrials)	4.5
Utilities (Utilities)	2.5
Short-Term Investments	2.6
Other Assets and Liabilities	1.9

Total	100.0%

Hartford International Opportunities HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$1,377,824	$215,395	$1,162,429	$—
Exchange Traded Funds	23,655	23,655	—	—
Short-Term Investments	37,586	—	37,586	—

Total	$1,439,065	$239,050	$1,200,015	$—

Other Financial Instruments *	$11	$—	$11	$—

Liabilities:
Other Financial Instruments *	$29	$—	$29	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of	Transfers In	Balance as of
	December 31,	and/or Out of	September 30,
	2008	Level 3	2009

Assets:
Common Stock	$58,546	$(58,546)	$—

Total	$58,546	$(58,546)	$—

Hartford International Small Company HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
	COMMON STOCKS — 99.4%
	Australia — 9.4%
405	AJ Lucas Group Ltd.	$1,761
337	Aquarius Platinum Ltd.	1,497
265	Ausenco Ltd.	1,363
245	Bendigo and Adelaide Bank Ltd.	2,024
331	Boral Ltd.	1,772
250	Brambles Ltd.	1,774
49	Campbell Brothers	1,268
434	Centennial Coal Co., Ltd.	1,226
282	Karoon Gas Australia Ltd. ●	1,932
50	Sims Metal Management Ltd.	993
239	Toll Holdings Ltd.	1,791
465	Whitehaven Coal Ltd.	1,523
45	Worleyparsons Ltd.	1,173

		20,097

	Belgium — 2.8%
39	CFE	2,171
6	D’ieteren S.A.	2,385
34	UCB S.A.	1,445

		6,001

	Brazil — 2.0%
101	Hypermarcas S.A. ●	1,990
110	Localiza Rent a Car S.A.	1,104
66	Natura Cosmeticos S.A.	1,185

		4,279

	China — 1.3%
52	AsiaInfo Holdings, Inc. ●	1,040
348	Shandong Weigao Group Medical Polymer Co., Ltd.	1,148
51	WuXi PharmaTech Cayman, Inc. ●	611

		2,799

	Finland — 2.2%
40	Kone Oyj Class B	1,467
69	Nokian Rendaat Oyj	1,621
45	Outotec Oyj	1,446

		4,534

	France — 11.4%
26	April Group	1,100
15	BioMerieux S.A.	1,611
4	Bollore	727
31	Bureau Veritas S.A.	1,725
25	Eurofins Scientific	1,154
249	GameLoft ●	1,390
24	Imerys S.A.	1,404
57	Klepierre	2,263
55	Maurel ET Prom	1,116
31	Orpea	1,446
19	Seche Environment	1,765
59	Sechilienne S.A.	2,537
10	Vallourec	1,706
13	Vilmorin & Cie	1,500
10	Virbac S.A.	1,059
27	Wendel	1,719

		24,222

	Germany — 4.5%
77	ElringKlinger AG	1,568
31	Hochtief AG	2,338
118	Kontron AG	1,446
152	Praktiker Bau-Und Heimwerkermaerkte Holding AG	2,090
19	Rheinmetall AG	1,138
11	Salzgitter AG	1,025

		9,605

	Guernsey Channel Isle — 0.6%
633	London & Stamford Property Ltd.	1,304

	Hong Kong — 3.2%
227	ASM Pacific Technology	1,602
983	Cathay Pacific Airways Ltd.	1,549
1,051	Noble Group Ltd.	1,813
3,946	Sa Sa International Holdings Ltd.	1,715

		6,679

	India — 0.5%
12	Educomp Solutions Ltd.	1,207

	Indonesia — 0.5%
3,480	Bumi Resources TBK PT	1,147

	Israel — 0.7%
378	Bank Hapoalim B.M. ●	1,349

	Italy — 5.5%
157	Bulgari S.p.A.	1,219
54	DiaSorin S.p.A.	1,806
138	Enia S.p.A.	1,087
93	Finmeccanica S.p.A.	1,652
221	Gruppo Coin S.p.A. ●	1,249
751	Immobiliare Grande Distribuzione	1,482
567	Iride S.p.A.	1,112
1,013	Pirelli & C. Real Estate S.p.A.	955
18	Tod’s S.p.A.	1,224

		11,786

	Japan — 21.4%
140	Asics Corp.	1,300
252	Bank of Yokohama Ltd.	1,231
38	Benesse Holdings, Inc.	1,875
79	Cosmos Pharmaceutical Corp.	2,061
1	Cyberagent, Inc.	1,662
584	Dainippon Screen Mfg Co., Ltd.	2,211
—	EPS Co., Ltd.	1,662
28	Gree, Inc.	1,533
242	Hino Motors Ltd.	917
209	Hitachi Metals Ltd.	2,135
30	Ibiden Co., Ltd.	1,126
45	Jafco Co., Ltd.	1,357
2	Jupiter Telecommunications Co., Ltd.	1,714
—	Kakaku.com, Inc.	1,325
60	Makita Corp.	1,899
38	Mandom Corp.	1,077
59	Modec, Inc.	1,194
121	Nabtesco Corp.	1,439
299	Nippon Carbon Co., Ltd.	979
163	Nippon Denko Co., Ltd.	1,131

Hartford International Small Company HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares or Principal Amount			Value ╪
COMMON STOCKS — 99.4% — (continued)
	Japan — 21.4% — (continued)
1	Osaka Securities Exchange Co., Ltd.		$2,551
162	Shinko Plantech Co., Ltd.		1,579
133	Shionogi & Co., Ltd.		3,141
125	Square Enix Holdings Co., Ltd.		3,381
87	Tokyo Ohka Kogyo Co., Ltd.		1,956
395	Toyo Engineering Corp.		1,341
16	Toyo Tanso Co., Ltd.		816
17	Yamada Denki Co., Ltd.		1,137

			45,730

	Jersey — 1.0%
29	Rangold Resources Ltd.		2,042

	Luxembourg — 0.6%
84	Reinet Investments S.A. ●		1,187

	Netherlands — 1.3%
51	Qiagen N.V. ●		1,080
59	TNT N.V.		1,586

			2,666

	Norway — 1.1%
179	Kongsberg Gruppen ASA		2,293

	Singapore — 1.0%
516	Hyflux Ltd.		1,111
892	Indofood Agri Resources Ltd. ●		1,005

			2,116

	South Korea — 3.6%
9	CJ Corp.		1,596
15	GS Engineering & Construction Corp.		1,140
11	Megastudy Co., Ltd.		2,301
21	Mirae Asset Securities Co., Ltd.		1,246
7	OCI Co., Ltd.		1,491

			7,774

	Sweden — 1.7%
129	Bjoern Borg Ab		1,053
127	Swedish Match Ab		2,567

			3,620

	Switzerland — 5.1%
52	Dufry Group		2,903
61	Logitech International S.A. ●		1,120
13	Panalpina Welttransport Holding AG		1,108
154	Temenos Group AG ●		3,613
5	Valiant Holding AG		1,033
1	Vetropack Holding		1,059

			10,836

	United Kingdom — 17.7%
84	AMEC plc		1,023
177	ASOS plc ●		991
205	Babcock International Group plc		1,869
370	Brown (N) Group plc		1,458
258	Catlin Group Ltd.		1,448
54	Chemring Group plc		2,101
604	Chloride Group plc		1,762
389	Clapham House Group plc ●		410
115	Close Brothers Group plc		1,466
157	Connaught plc		1,018
397	Domino’s Pizza UK & IRL plc		1,854
952	Hampson Industries plc		1,109
1,239	Hansteen Holdings plc		1,786
112	Hunting plc		968
204	ICAP plc		1,383
310	IG Group Holdings plc		1,654
165	James Fisher & Sons plc		1,323
42	Johnson Matthey plc		935
222	Lancashire Holdings Ltd.		1,821
234	Mears Group plc		1,096
116	Micro Focus International		659
113	Rightmove		1,005
119	Rotork plc		2,155
254	Thomas Cook Group plc		946
94	Ultra Electronics Holdings plc		2,005
201	VT Group plc		1,817
317	Xchanging plc		1,119

			37,181

	United States — 0.3%
55	Shanda Games Ltd. ●		647

	Total common stocks (cost $179,525)		$211,101

	Total long-term investments (cost $179,525)		$211,101

SHORT-TERM INVESTMENTS — 0.3%
	Repurchase Agreements — 0.3%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $46, collateralized by FHLMC 5.50%, 2035, value of $47)
$46	0.06%, 09/30/2009		$46

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $255, collateralized by FHLMC 4.50% - 6.50%, 2019 - 2039, FNMA 4.00% - 7.00%, 2017 - 2039, value of $260)

255	0.06%, 09/30/2009		255

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $120, collateralized by FHLMC 4.00% - 7.00%, 2036 - 2039, FNMA 5.50% - 7.00%, 2033 - 2047, value of $122)

120	0.08%, 09/30/2009		120
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $166, collateralized by FNMA 4.50% - 5.50%, 2017 - 2039, value of $169)
166	0.06%, 09/30/2009		166
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $-, collateralized by U.S. Treasury Bond 0.88%, 2011, value of $-)
$—	0.03%, 09/30/2009		$—

UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $44, collateralized by FHLMC 7.00% - 10.00%, 2010 - 2021, FNMA 4.00% - 6.50%, 2023 - 2039, value of $45)

44	0.07%, 09/30/2009		44

			631

	Total short-term investments (cost $631)		$631

	Total investments (cost $180,156) ▲	99.7%	$211,732
	Other assets and liabilities	0.3%	726

	Total net assets	100.0%	$212,458

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 99.1% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $182,353 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$37,306
Unrealized Depreciation	(7,927)

Net Unrealized Appreciation	$29,379

●	Currently non-income producing.
Forward Foreign Currency Contracts Outstanding at September 30, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Euro (Sell)	$386	$385	10/01/09	$(1)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Diversification by Industry
as of September 30, 2009

Percentage of
Industry (Sector)	Net Assets
Equity Securities
Automobiles & Components (Consumer Discretionary)	1.5%
Banks (Financials)	2.7
Capital Goods (Industrials)	17.1
Commercial & Professional Services (Industrials)	4.9
Consumer Durables & Apparel (Consumer Discretionary)	3.2
Consumer Services (Consumer Discretionary)	4.0
Diversified Financials (Financials)	5.1
Energy (Energy)	6.6
Food & Staples Retailing (Consumer Staples)	1.0
Food, Beverage & Tobacco (Consumer Staples)	3.1
Health Care Equipment & Services (Health Care)	2.8
Household & Personal Products (Consumer Staples)	2.0
Insurance (Financials)	2.1
Materials (Materials)	8.3
Media (Consumer Discretionary)	2.1
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	4.8
Real Estate (Financials)	3.7
Retailing (Consumer Discretionary)	6.6
Semiconductors & Semiconductor Equipment (Information Technology)	2.5
Software & Services (Information Technology)	6.9
Technology Hardware & Equipment (Information Technology)	2.0
Transportation (Industrials)	3.7
Utilities (Utilities)	2.7
Short-Term Investments	0.3
Other Assets and Liabilities	0.3

Total	100.0%

Hartford International Small Company HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$211,101	$6,577	$204,524	$—
Short-Term Investments	631	—	631	—

Total	$211,732	$6,577	$205,155	$—

Liabilities:
Other Financial Instruments *	$1	$—	$1	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Hartford MidCap HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS — 97.9%
	Banks — 3.7%
6,308	Huntington Bancshares, Inc.	$29,708
270	M&T Bank Corp.	16,796
403	PNC Financial Services Group, Inc.	19,589
393	SunTrust Banks, Inc.	8,860

		74,953

	Capital Goods — 9.9%
619	AMETEK, Inc.	21,613
909	BE Aerospace, Inc. ●	18,315
452	Carlisle Cos., Inc.	15,341
672	IDEX Corp.	18,791
823	Lennox International, Inc.	29,709
788	Masco Corp.	10,175
967	PACCAR, Inc.	36,469
337	Parker-Hannifin Corp.	17,470
103	Precision Castparts Corp.	10,462
388	Rockwell Collins, Inc.	19,685

		198,030

	Commercial & Professional Services — 1.6%
513	Herman Miller, Inc.	8,675
297	HNI Corp.	7,016
655	Republic Services, Inc.	17,416

		33,107

	Consumer Durables & Apparel — 2.8%
704	Hasbro, Inc.	19,539
1,134	Mattel, Inc.	20,924
26	NVR, Inc. ●	16,508

		56,971

	Consumer Services — 5.3%
341	Apollo Group, Inc. Class A ●	25,144
563	Corinthian Colleges, Inc. ●	10,449
223	DeVry, Inc.	12,353
594	International Game Technology	12,749
213	ITT Educational Services, Inc. ●	23,539
379	Scientific Games Corp. Class A ●	6,006
77	Strayer Education, Inc.	16,805

		107,045

	Diversified Financials — 1.3%
49	BlackRock, Inc.	10,603
519	Waddell and Reed Financial, Inc. Class A	14,751

		25,354

	Energy — 8.6%
684	Cameco Corp.	19,018
763	Denbury Resources, Inc. ●	11,537
481	Forest Oil Corp. ●	9,405
278	Helmerich & Payne, Inc.	10,977
993	Nabors Industries Ltd. ●	20,760
311	Noble Energy, Inc.	20,513
451	Overseas Shipholding Group, Inc.	16,842
763	Peabody Energy Corp.	28,406
491	St. Mary Land & Exploration Co.	15,951
412	Ultra Petroleum Corp. ●	20,152

		173,561

	Food, Beverage & Tobacco — 1.2%
392	Coca-Cola Enterprises, Inc.	8,391
497	Flowers Foods, Inc.	13,066
74	J.M. Smucker Co.	3,923

		25,380

	Health Care Equipment & Services — 9.0%
584	Beckman Coulter, Inc.	40,268
188	Cerner Corp. ●	14,047
871	Coventry Health Care, Inc. ●	17,389
154	Edwards Lifesciences Corp. ●	10,745
249	Humana, Inc. ●	9,295
494	Omnicare, Inc.	11,125
818	Patterson Cos., Inc. ●	22,296
692	St. Jude Medical, Inc. ●	26,979
180	Universal Health Services, Inc. Class B	11,129
358	Zimmer Holdings, Inc. ●	19,119

		182,392

	Household & Personal Products — 1.2%
135	Clorox Co.	7,958
433	Estee Lauder Co., Inc.	16,071

		24,029

	Insurance — 6.1%
147	AON Corp.	5,978
305	Everest Re Group Ltd.	26,775
921	Fidelity National Financial, Inc.	13,889
119	First American Financial Corp.	3,855
473	Marsh & McLennan Cos., Inc.	11,703
1,639	Unum Group	35,137
1,008	W.R. Berkley Corp.	25,493

		122,830

	Materials — 3.0%
275	Cliff’s Natural Resources, Inc.	8,886
250	FMC Corp.	14,068
50	Martin Marietta Materials, Inc.	4,613
331	Scotts Miracle-Gro Co. Class A	14,217
1,136	Steel Dynamics, Inc.	17,432
29	Teck Cominco Ltd. Class B	786

		60,002

	Media — 3.1%
1,259	DreamWorks Animation SKG, Inc. ●	44,794
474	Scripps Networks Interactive Class A	17,514

		62,308

	Pharmaceuticals, Biotechnology & Life Sciences — 5.5%
1,170	Amylin Pharmaceuticals, Inc. ●	16,015
1,789	King Pharmaceuticals, Inc. ●	19,270
292	Life Technologies Corp. ●	13,588
666	Qiagen N.V. ●	14,170
461	Regeneron Pharmaceuticals, Inc. ●	8,895
259	Vertex Pharmaceuticals, Inc. ●	9,831
817	Watson Pharmaceuticals, Inc. ●	29,949

		111,718

	Real Estate — 2.3%
724	Host Hotels & Resorts, Inc.	8,523
310	Liberty Property Trust	10,094
162	Public Storage	12,155
233	Simon Property Group, Inc.	16,159

		46,931

	Retailing — 8.2%
599	Advance Automotive Parts, Inc.	23,529

Hartford MidCap HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS — 97.9% — (continued)
	Retailing — 8.2% — (continued)
84	AutoZone, Inc. ●		$12,239
628	Best Buy Co., Inc.		23,548
412	Big Lots, Inc. ●		10,319
358	CarMax, Inc. ●		7,486
1,860	Office Depot, Inc. ●		12,311
586	O’Reilly Automotive, Inc. ●		21,174
566	Penske Automotive Group, Inc.		10,850
312	Sherwin-Williams Co.		18,782
1,058	Staples, Inc.		24,569

			164,807

	Semiconductors & Semiconductor Equipment — 3.8%
694	Altera Corp.		14,224
312	Analog Devices, Inc.		8,599
194	Intersil Corp.		2,972
895	Lam Research Corp. ●		30,559
572	Maxim Integrated Products, Inc.		10,367
447	Xilinx, Inc.		10,476

			77,197

	Software & Services — 9.3%
668	Autodesk, Inc. ●		15,886
619	Check Point Software Technologies Ltd. ADR ●		17,549
184	Equinix, Inc. ●		16,955
209	Factset Research Systems, Inc.		13,811
380	Global Payments, Inc.		17,741
554	Micros Systems ●		16,722
950	Red Hat, Inc. ●		26,258
746	VeriSign, Inc. ●		17,680
2,396	Western Union Co.		45,325

			187,927

	Technology Hardware & Equipment — 5.8%
249	Diebold, Inc.		8,199
73	Itron, Inc. ●		4,669
376	Juniper Networks, Inc. ●		10,154
79	National Instruments Corp.		2,180
656	NCR Corp. ●		9,066
831	NetApp, Inc. ●		22,177
187	Polycom, Inc. ●		5,002
694	Seagate Technology		10,551
593	Tandberg ASA		14,247
1,090	Teradata Corp. ●		29,994

			116,239

	Telecommunication Services — 1.0%
573	American Tower Corp. Class A ●		20,850

	Transportation — 1.1%
493	J.B. Hunt Transport Services, Inc.		15,827
216	Kansas City Southern ●		5,733

			21,560

	Utilities — 4.1%
1,194	Northeast Utilities		28,350
919	UGI Corp.		23,038
403	Wisconsin Energy Corp.		18,181
618	Xcel Energy, Inc.		11,885

			81,454

	Total common stocks (cost $1,790,687)		$1,974,645

	Total long-term investments (cost $1,790,687)		$1,974,645

SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreements — 0.8%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1,111, collateralized by FHLMC 5.50%, 2035, value of $1,134)
$1,111	0.06%, 09/30/2009		$1,111

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $6,183, collateralized by FHLMC 4.50% - 6.50%, 2019 - 2039, FNMA 4.00% - 7.00%, 2017 - 2039, value of $6,306)

6,183	0.06%, 09/30/2009		6,183

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $2,904, collateralized by FHLMC 4.00% - 7.00%, 2036 - 2039, FNMA 5.50% - 7.00%, 2033 - 2047, value of $2,962)

2,904	0.08%, 09/30/2009		2,904
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $4,020, collateralized by FNMA 4.50% - 5.50%, 2017 - 2039, value of $4,101)
4,020	0.06%, 09/30/2009		4,020
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $4, collateralized by U.S. Treasury Bond 0.88%, 2011, value of $4)
4	0.03%, 09/30/2009		4

UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1,079, collateralized by FHLMC 7.00% - 10.00%, 2010 - 2021, FNMA 4.00% - 6.50%, 2023 - 2039, value of $1,100)

1,079	0.07%, 09/30/2009		1,079

			15,301

	Total short-term investments (cost $15,301)		$15,301

	Total investments (cost $1,805,988) ▲	98.7%	$1,989,946
	Other assets and liabilities	1.3%	26,090

	Total net assets	100.0%	$2,016,036

Hartford MidCap HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.4% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $1,810,075 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$254,775
Unrealized Depreciation	(74,904)

Net Unrealized Appreciation	$179,871

●	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$1,974,645	$1,960,398	$14,247	$—
Short-Term Investments	15,301	—	15,301	—

Total	$1,989,946	$1,960,398	$29,548	$—

Hartford MidCap Value HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS — 99.1%
	Automobiles & Components — 0.9%
269	TRW Automotive Holdings Corp. ●	$4,506

	Banks — 3.3%
86	Beneficial Mutual Bancorp, Inc. ●	784
138	Comerica, Inc.	4,091
683	Huntington Bancshares, Inc.	3,217
17	M&T Bank Corp.	1,084
1,170	Popular, Inc.	3,311
148	SunTrust Banks, Inc.	3,335

		15,822

	Capital Goods — 8.1%
27	Alliant Techsystems, Inc. ●	2,094
158	AMETEK, Inc.	5,516
29	Barnes Group, Inc.	499
98	Dover Corp.	3,779
201	Kennametal, Inc.	4,934
251	Pentair, Inc.	7,398
120	Teledyne Technologies, Inc. ●	4,319
208	Textron, Inc.	3,950
115	Thomas & Betts Corp. ●	3,471
89	URS Corp. ●	3,894

		39,854

	Commercial & Professional Services — 0.8%
181	R.R. Donnelley & Sons Co.	3,850

	Consumer Durables & Apparel — 5.4%
257	Mattel, Inc.	4,737
299	MDC Holdings, Inc.	10,384
279	Toll Brothers, Inc. ●	5,449
80	V.F. Corp.	5,802

		26,372

	Consumer Services — 0.9%
1,149	Thomas Cook Group plc	4,277

	Diversified Financials — 8.2%
75	Affiliated Managers Group, Inc. ●	4,863
255	Ameriprise Financial, Inc.	9,249
278	Invesco Ltd.	6,318
670	PHH Corp. ●	13,295
338	TD Ameritrade Holding Corp. ●	6,626

		40,351

	Energy — 6.4%
220	Cie Gen Geophysique ADR ●	5,143
118	Consol Energy, Inc.	5,305
232	Newfield Exploration Co. ●	9,891
57	Noble Energy, Inc.	3,753
145	SBM Offshore N.V.	3,102
90	Smith International, Inc.	2,569
74	Weatherford International Ltd. ●	1,534

		31,297

	Food, Beverage & Tobacco — 3.9%
19	BRF Brasil Foods S.A. ADR ●	1,028
70	Bunge Ltd. Finance Corp.	4,389
5,198	First Pacific Co., Ltd.	3,465
222	Marfig Frigorificos E Comer ●	2,117
3,430	Marine Harvest ●	2,493
204	Perdigao S.A. ●	5,399

		18,891

	Health Care Equipment & Services — 4.0%
285	Amerisource Bergen Corp.	6,383
331	CIGNA Corp.	9,295
60	Laboratory Corp. of America Holdings ●	3,915

		19,593

	Insurance — 10.2%
98	Everest Re Group Ltd.	8,621
156	Fidelity National Financial, Inc.	2,346
79	First American Financial Corp.	2,561
57	PartnerRe Ltd.	4,363
202	Platinum Underwriters Holdings Ltd.	7,250
173	Principal Financial Group, Inc.	4,736
228	Reinsurance Group of America, Inc.	10,147
455	Unum Group	9,757

		49,781

	Materials — 8.7%
97	Agrium U.S., Inc.	4,825
138	Cliff’s Natural Resources, Inc.	4,459
124	Cytec Industries, Inc.	4,023
142	FMC Corp.	8,004
103	Greif, Inc.	5,659
159	Nalco Holding Co.	3,250
200	Owens-Illinois, Inc. ●	7,373
1,148	Rexam plc.	4,807

		42,400

	Media — 2.5%
889	Virgin Media, Inc.	12,373

	Pharmaceuticals, Biotechnology & Life Sciences — 3.9%
117	Endo Pharmaceuticals Holdings, Inc. ●	2,650
1,051	Impax Laboratories, Inc. ●	9,183
482	King Pharmaceuticals, Inc. ●	5,193
128	Theravance, Inc. ●	1,868

		18,894

	Real Estate — 3.6%
292	BR Malls Participacoes S.A. ●	3,447
2,640	Chimera Investment Corp.	10,084
237	Multiplan Empreendimentos Imobiliarios S.A.	3,709

		17,240

	Retailing — 4.1%
373	American Eagle Outfitters, Inc.	6,292
5,788	Buck Holdings L.P. ⌂●†	7,772
127	Ross Stores, Inc.	6,076

		20,140

	Semiconductors & Semiconductor Equipment — 4.3%
162	Linear Technology Corp.	4,487
521	Teradyne, Inc. ●	4,819
355	Varian Semiconductor Equipment Associates, Inc. ●	11,663

		20,969

	Software & Services — 2.0%
16	CACI International, Inc. Class A ●	771
130	McAfee, Inc. ●	5,693

Hartford MidCap Value HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS — 99.1% — (continued)
	Software & Services — 2.0% — (continued)
169	Western Union Co.		$3,199

			9,663

	Technology Hardware & Equipment — 7.7%
451	Arrow Electronics, Inc. ●		12,704
958	Flextronics International Ltd. ●		7,147
433	JDS Uniphase Corp. ●		3,075
10,580	Kingboard Laminates Holdings		6,808
131	NetApp, Inc. ●		3,484
452	Solar Cayman Ltd. ⌂●†		3,856
64	Tellabs, Inc. ●		442

			37,516

	Transportation — 3.3%
44	Con-way, Inc.		1,686
1,227	Delta Air Lines, Inc. ●		10,996
103	J.B. Hunt Transport Services, Inc.		3,316

			15,998

	Utilities — 6.9%
187	Allegheny Energy, Inc.		4,949
763	N.V. Energy, Inc.		8,838
408	Northeast Utilities		9,674
192	UGI Corp.		4,817
124	Wisconsin Energy Corp.		5,601

			33,879

	Total common stocks (cost $449,160)		$483,666

	Total long-term investments (cost $449,160)		$483,666

SHORT-TERM INVESTMENTS — 0.4%
	Repurchase Agreements — 0.4%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $143, collateralized by FHLMC 5.50%, 2035, value of $146)
$143	0.06%, 09/30/2009		$143

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $796, collateralized by FHLMC 4.50% - 6.50%, 2019 - 2039, FNMA 4.00% - 7.00%, 2017 - 2039, value of $812)

796	0.06%, 09/30/2009		796

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $374, collateralized by FHLMC 4.00% - 7.00%, 2036 - 2039, FNMA 5.50% - 7.00%, 2033 - 2047, value of $381)

374	0.08%, 09/30/2009		374
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $518, collateralized by FNMA 4.50% - 5.50%, 2017 - 2039, value of $528)
518	0.06%, 09/30/2009		518
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1, collateralized by U.S. Treasury Bond 0.88%, 2011, value of $1)
—	0.03%, 09/30/2009		—

UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $139, collateralized by FHLMC 7.00% - 10.00%, 2010 - 2021, FNMA 4.00% - 6.50%, 2023 - 2039, value of $142)

139	0.07%, 09/30/2009		139

			1,970

	Total short-term investments (cost $1,970)		$1,970

	Total investments (cost $451,130) ▲	99.5%	$485,636
	Other assets and liabilities	0.5%	2,501

	Total net assets	100.0%	$488,137

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.5% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $462,118 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$53,163
Unrealized Depreciation	(29,645)

Net Unrealized Appreciation	$23,518

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at September 30, 2009, was $11,628, which represents 2.38% of total net assets. This calculation excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Hartford MidCap Value HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)
●	Currently non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
06/2007	5,788	Buck Holdings L.P.	$5,795
03/2007	452	Solar Cayman Ltd. — 144A	6,307
The aggregate value of these securities at September 30, 2009 was $11,628 which represents 2.38% of total net assets.
Forward Foreign Currency Contracts Outstanding at September 30, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
British Pound (Sell)	$17	$17	10/02/09	$—
Euro (Sell)	11	11	10/02/09	—
Hong Kong Dollar (Sell)	12	12	10/05/09	—
Norwegian Krone (Sell)	15	15	10/02/09	—

				$—

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$483,666	$447,086	$24,952	$11,628
Short-Term Investments	1,970	—	1,970	—

Total	$485,636	$447,086	$26,922	$11,628

Liabilities:
Other Financial Instruments *	$—	$—	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of	Change in			Transfers In	Balance as of
	December 31,	Unrealized			and/or Out of	September 30,
	2008	Appreciation		Net Sales	Level 3	2009

Assets:
Common Stock	$20,264	$1,230	*	$(471)	$(9,395)	$11,628

Total	$20,264	$1,230		$(471)	$(9,395)	$11,628

*	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2009 was $1,230.

Hartford Money Market HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CERTIFICATES OF DEPOSIT — 3.4%
	Finance and Insurance — 3.4%
	Barclay’s bank plc (New York Branch)
$19,750	0.16%, 11/23/2009	$19,750
19,500	0.20%, 12/23/2009	19,500
	BNP Paribas Finance
9,500	0.22%, 11/18/2009	9,500
21,000	0.25%, 12/10/2009	21,000
18,250	0.31%, 10/13/2009	18,250
	State Street Bank & Trust Co.
20,500	0.21%, 11/13/2009	20,500
	Toronto-Dominion Holdings
25,000	0.50%, 11/18/2009	25,006

		133,506

	Total certificates of deposit (cost $133,506)	$133,506

COMMERCIAL PAPER — 42.9%
	Beverage and Tobacco Product Manufacturing — 3.5%
	Coca Cola Co.
$31,750	0.13%, 10/05/2009	$31,749
19,000	0.21%, 12/16/2009	18,992
28,250	0.22%, 11/20/2009	28,241
	International Finance Corp.
55,500	0.13%, 10/16/2009 ¡	55,497

		134,479

	Chemical Manufacturing — 1.1%
	Export Development Canada
16,250	0.16%, 12/02/2009	16,246
9,000	0.17%, 12/11/2009	8,997
16,750	0.21%, 11/18/2009	16,745

		41,988

	Computer and Electrical Products Manufacturing — 1.0%
	Microsoft Corp.
19,000	0.14%, 12/16/2009	18,994
21,000	0.18%, 11/19/2009	20,995

		39,989

	Finance and Insurance — 18.5%
	Bank of America Corp.
23,750	0.23%, 12/16/2009	23,739
8,750	0.24%, 12/21/2009	8,746
15,750	0.25%, 01/08/2010 ¡	15,739
	European Investment Bank
30,750	0.09%, 10/23/2009	30,748
63,750	0.20%, 10/06/2009 - 11/20/2009	63,743
22,250	0.21%, 10/20/2009	22,248
	International Bank for Reconstruction & Development
20,000	0.16%, 11/25/2009 ¡	19,995
24,500	0.17%, 10/05/2009 ¡	24,500
16,500	0.18%, 11/17/2009 ¡	16,496
	J.P. Morgan Chase Funding, Inc.
34,500	0.19%, 10/01/2009 – 10/23/2009	34,498
23,500	0.21%, 12/14/2009	23,490
	Kreditanstalt fuer Wiederaufbau
17,000	0.14%, 10/20/2009 ■ ¡	16,999
15,200	0.17%, 10/16/2009 ■	15,199
41,250	0.22%, 10/05/2009 ■	41,249
17,500	0.23%, 10/22/2009 ■	17,498
25,000	0.32%, 10/08/2009 ■	24,998
	Queensland Treasury Corp.
32,000	0.20%, 12/14/2009 – 12/21/2009	31,987
28,750	0.24%, 10/27/2009	28,745
36,090	0.30%, 10/30/2009	36,081
20,750	0.50%, 10/06/2009	20,749
	Rabobank USA
8,000	0.18%, 11/24/2009	7,998
8,750	0.19%, 11/10/2009	8,748
20,500	0.23%, 12/01/2009	20,492
20,500	0.24%, 11/30/2009	20,492
	Royal Bank of Canada
27,750	0.16%, 11/17/2009	27,744
	State Street Corp.
20,500	0.18%, 10/09/2009	20,499
9,000	0.22%, 12/22/2009	8,995
8,000	0.23%, 12/21/2009	7,996
	Toronto-Dominion Holdings
4,250	0.17%, 10/27/2009 ■ ¡	4,249
19,250	0.35%, 10/21/2009 ■	19,246
	United Technologies Corp.
48,000	0.12%, 10/26/2009 ■ ¡	47,996

		711,902

	Foreign Governments — 10.4%
	British Columbia (Province of)
27,000	0.10%, 10/22/2009	26,998
45,850	0.16%, 11/13/2009 – 12/16/2009	45,837
20,000	0.23%, 10/01/2009 – 10/07/2009	20,000
19,000	0.28%, 10/06/2009	18,999
	Canada (Government of)
41,500	0.16%, 10/20/2009 ¡	41,496
35,250	0.23%, 10/06/2009	35,249
	Ontario (Province of)
6,600	0.14%, 10/08/2009 ¡	6,600
25,000	0.21%, 11/30/2009	24,991
57,400	0.23%, 11/05/2009 – 11/13/2009	57,386
21,500	0.27%, 10/09/2009	21,499
	Quebec (Province of)
25,000	0.22%, 12/10/2009 ¡	24,989
58,400	0.23%, 10/09/2009 – 11/03/2009 ■	58,391
16,750	0.24%, 10/22/2009 ■	16,748

		399,183

	Health Care and Social Assistance — 1.9%
	Abbott Laboratories
24,000	0.13%, 10/23/2009 ■ ¡	23,998
33,500	0.14%, 10/20/2009 – 10/26/2009 ■	33,498
16,250	0.15%, 10/08/2009 ■	16,249

		73,745

	Motor Vehicle & Parts Manufacturing — 1.6%
	Wal-Mart Stores, Inc.
41,000	0.15%, 10/01/2009	41,000
19,250	0.16%, 10/26/2009 ■	19,248

		60,248

Hartford Money Market HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMERCIAL PAPER — 42.9% — (continued)
	Petroleum and Coal Products Manufacturing — 1.6%
	ConocoPhillips
$20,500	0.20%, 11/19/2009 ■	$20,494
25,800	0.22%, 11/05/2009 ■	25,794
13,500	0.23%, 12/15/2009 ■	13,494

		59,782

	Soap, Cleaning Compound, Toiletries Manufacturing — 2.1%
	Procter & Gamble Co.
18,000	0.19%, 11/03/2009 ■	17,997
15,500	0.20%, 12/15/2009 ■	15,494
17,000	0.21%, 10/28/2009 ■	16,997
29,250	0.23%, 10/23/2009 ■	29,246

		79,734

	Utilities — 1.2%
	Florida Power And Light Co.
21,250	0.15%, 10/13/2009 ¡	21,249
26,500	0.15%, 10/07/2009	26,499

	Total commercial paper (cost $1,648,798)	$1,648,798

CORPORATE NOTES — 2.0%
	Finance and Insurance — 2.0%
	Australia & New Zealand Banking Group Ltd.
$26,250	0.72%, 10/02/2009 ■ Δ	$26,250
	Royal Bank of Canada
21,250	0.66%, 10/15/2009 ■ Δ	21,250
	Royal Bank of Scotland plc
25,750	0.66%, 10/09/2009 ■ Δ	25,750

		73,250

	Total corporate notes (cost $73,250)	$73,250

OTHER POOLS AND FUNDS — 6.7%
173,168	JP Morgan U.S. Government Money Market Fund	$173,168
—	State Street Bank U.S. Government Money Market Fund	—
83,648	Wells Fargo Advantage Government Money Market Fund	83,648

	Total time deposits (cost $256,816)	$256,816

REPURCHASE AGREEMENTS — 2.1%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2009 in the amount of $41,341, collateralized by U.S. Treasury Bond 4.50% - 6.25%, 2023 - 2036, value of $42,113)
$41,341	0.03% dated 09/30/2009	$41,341

RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $19,475, collateralized by U.S. Treasury Bond 6.88%, 2025, U.S. Treasury Note 4.13%, 2010, value of $19,865)

$19,475	0.03% dated 09/30/2009	$19,475
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2009 in the amount of $19,474, collateralized by U.S. Treasury Note 0.88%, 2011, value of $19,879)
19,474	0.04% dated 09/30/2009	19,474

	Total repurchase agreements (cost $80,290)	$80,290

U.S. GOVERNMENT AGENCIES — 23.1%
	Federal Home Loan Bank — 8.9%
$43,750	0.01%, 10/02/2009 o	$43,750
20,000	0.08%, 12/17/2009 Δ	19,996
68,900	0.15%, 10/23/2009 - 10/28/2009	68,893
42,000	0.17%, 11/25/2009 - 12/11/2009	41,988
32,000	0.18%, 11/06/2009	31,994
75,991	0.21%, 10/14/2009 - 10/16/2009	75,986
31,000	0.23%, 10/07/2009	30,999
29,250	0.34%, 10/21/2009 ¡	29,245

		342,851

	Federal Home Loan Mortgage Corp. — 6.1%
31,200	0.15%, 10/06/2009 - 11/16/2009	31,197
21,000	0.16%, 12/07/2009	20,994
52,550	0.19%, 10/05/2009 - 11/09/2009	52,542
53,000	0.21%, 10/19/2009	52,996
25,000	0.27%, 11/02/2009	24,994
33,250	0.34%, 10/13/2009	33,246
16,500	0.34%, 10/26/2009 ¡	16,496

		232,465

	Federal National Mortgage Association — 8.1%
76,500	0.10%, 10/15/2009	76,497
49,750	0.11%, 11/16/2009 ¡	49,743
23,000	0.17%, 11/25/2009	22,994
32,750	0.18%, 12/17/2009	32,738
40,000	0.20%, 10/14/2009 ¡	39,997
11,730	0.21%, 10/26/2009	11,728
15,750	0.22%, 10/07/2009 ¡	15,749
22,000	0.24%, 11/04/2009	21,995
38,750	0.34%, 10/21/2009	38,743

		310,184

	Total U.S. government agencies (cost $885,500)	$885,500

U.S. TREASURY BILLS — 16.0%
$217,250	0.16%, 10/22/2009 - 11/19/2009 ¡	$217,219

Hartford Money Market HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. TREASURY BILLS — 16.0% — (continued)
$115,000	0.17%, 10/08/2009 ¡		$114,996
137,000	0.23%, 12/29/2009 ¡		136,924
145,000	0.26%, 10/15/2009 ¡		144,986

	Total U.S. treasury bills (cost $614,125)		$614,125

U.S. TREASURY NOTES — 4.2%
$161,250	4.60%, 11/15/2009		$162,134

	Total U.S. treasury notes (cost $162,134)		$162,134

	Total investments (cost $3,854,419) ▲	100.4%	$3,854,419
	Other assets and liabilities	(0.4)%	(13,981)

	Total net assets	100.0%	$3,840,438

Note:	Percentage of investments are shown in the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in foreign securities represents 11.1% of total net assets at September 30, 2009.

▲	Also represents cost for tax purposes.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2009.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2009, was $568,332, which represents 14.80% of total net assets.

¡	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Certificates of Deposit	$133,506	$—	$133,506	$—
Commercial Paper	1,648,798	—	1,648,798	—
Corporate Notes	73,250	—	73,250	—
Other Pools and Funds	256,816	256,816	—	—
Repurchase Agreements	80,290	—	80,290	—
U.S. Government Agencies	885,500	—	885,500	—
U.S. Treasury Bills	614,125	—	614,125	—
U.S. Treasury Notes	162,134	—	162,134	—

Total	$3,854,419	$256,816	$3,597,603	$—

Hartford Small Company HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS — 97.7%
	Banks — 0.7%
295	Signature Bank ●	$8,564

		8,564

	Capital Goods — 8.2%
628	Advanced Battery Technologies, Inc. ●	2,724
66	American Superconductor Corp. ●	2,198
108	Applied Signal Technology	2,507
55	AZZ, Inc. ●	2,229
489	BE Aerospace, Inc. ●	9,844
184	Beacon Roofing Supply, Inc. ●	2,934
115	Chart Industries, Inc. ●	2,484
71	China Fire & Security Group ●	1,354
74	Cubic Corp.	2,912
116	EMCOR Group, Inc. ●	2,934
46	Heico Corp.	1,996
173	Lennox International, Inc.	6,245
218	MasTec, Inc. ●	2,651
34	Michael Baker Corp. ●	1,241
35	Middleby Corp. ●	1,902
500	Mueller Water Products, Inc.	2,738
169	Orbital Sciences Corp. ●	2,536
110	Orion Marine Group, Inc. ●	2,266
208	Pall Corp.	6,716
181	Pentair, Inc.	5,352
45	Powell Industries, Inc. ●	1,731
217	Regal-Beloit Corp.	9,906
181	Rush Enterprises, Inc. ●	2,341
61	SMA Solar Technology AG	6,235
213	Sunpower Corp. Class B ●	5,374
215	Teledyne Technologies, Inc. ●	7,733
12	Trex Co., Inc. ●	220
54	Watsco, Inc.	2,911

		102,214

	Commercial & Professional Services — 3.0%
378	APAC TeleServices, Inc. ●	2,233
547	Corrections Corp. of America ●	12,380
107	Healthcare Services Group, Inc.	1,972
181	Herman Miller, Inc.	3,068
68	HNI Corp.	1,597
405	Knoll, Inc.	4,222
317	Sykes Enterprises, Inc. ●	6,610
104	Tetra Tech, Inc. ●	2,754
62	Watson Wyatt Worldwide, Inc.	2,695

		37,531

	Consumer Durables & Apparel — 7.1%
425	Carter’s, Inc. ●	11,341
28	Deckers Outdoor Corp. ●	2,402
91	Fossil, Inc. ●	2,583
728	Hanesbrands, Inc. ●	15,574
496	Jarden Corp.	13,921
45	Polaris Industries, Inc.	1,832
723	Rossi Residencial S.A.	5,815
474	Smith & Wesson Holding Corp. ●	2,478
69	Steven Madden Ltd. ●	2,549
181	Sturm Ruger & Co., Inc.	2,348
268	Tempur-Pedic International, Inc.	5,075
117	Tupperware Brands Corp.	4,653
69	Under Armour, Inc. Class A ●	1,911
328	Warnaco Group, Inc. ●	14,391
87	Wolverine World Wide, Inc.	2,162

		89,035

	Consumer Services — 6.6%
285	Bally Technologies, Inc. ●	10,946
107	BJ’s Restaurants, Inc. ●	1,599
241	Brinks Home Security Holding ●	7,427
115	Buffalo Wild Wings, Inc. ●	4,794
29	Capella Education Co. ●	1,925
412	Cheesecake Factory, Inc. ●	7,635
130	Chinacast Education Corp. ●	945
203	Coinstar, Inc. ●	6,679
823	Corinthian Colleges, Inc. ●	15,282
102	Jack in the Box, Inc. ●	2,097
132	K12, Inc. ●	2,172
304	Life Time Fitness, Inc. ●	8,530
122	Lincoln Educational Services Corp. ●	2,795
88	P. F. Chang’s China Bistro, Inc. ●	2,980
171	Texas Roadhouse, Inc. ●	1,818
105	WMS Industries, Inc. ●	4,657

		82,281

	Diversified Financials — 1.4%
173	Advance America Cash Advance Centers, Inc.	966
95	First Cash Financial Services, Inc. ●	1,628
527	GFI Group, Inc.	3,810
202	Knight Capital Group, Inc. ●	4,400
194	optionsXpress Holdings, Inc.	3,348
70	Stifel Financial ●	3,843

		17,995

	Energy — 3.2%
71	Carbo Ceramics, Inc.	3,651
400	Complete Production Services, Inc. ●	4,515
53	Dril-Quip, Inc. ●	2,649
99	James River Coal Co. ●	1,893
299	Karoon Gas Australia Ltd. ●	2,054
52	Lufkin Industries, Inc.	2,774
115	Massey Energy Co.	3,197
118	Matrix Service Co. ●	1,280
47	NATCO Group, Inc. ●	2,082
109	Overseas Shipholding Group, Inc.	4,069
152	St. Mary Land & Exploration Co.	4,938
195	Willbros Group, Inc. ●	2,968
71	World Fuel Services Corp.	3,404

		39,474

	Food & Staples Retailing — 0.5%
99	Casey’s General Stores, Inc.	3,096
110	United Natural Foods, Inc. ●	2,621

		5,717

	Food, Beverage & Tobacco — 2.1%
81	American Italian Pasta Co. ●	2,212
139	Cental Euro Distribution Corp. ●	4,555
611	Cott Corp. ●	4,488
94	Green Mountain Coffee Roasters ●	6,951
36	J&J Snack Foods Corp.	1,555
73	Lancaster Colony Corp.	3,766
79	Sanderson Farms, Inc.	2,990

		26,517

Hartford Small Company HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS — 97.7% — (continued)
	Health Care Equipment & Services — 11.4%
293	Align Technology, Inc. ●	$4,171
348	Allscripts-Misys Healthcare Solutions, Inc.	7,063
126	Almost Family, Inc. ●	3,735
47	Amedisys, Inc. ●	2,038
239	American Medical Systems Holdings . ●	4,045
84	Amerigroup Corp. ●	1,859
71	Athenahealth, Inc. ●	2,733
154	Bioscrip, Inc. ●	1,041
61	Catalyst Health Solutions ●	1,787
97	Centene Corp. ●	1,845
144	Eclipsys Corp. ●	2,779
62	Emergency Medical Services ●	2,892
61	Genoptix, Inc. ●	2,139
46	Haemonetics Corp. ●	2,555
392	Health Net, Inc. ●	6,038
628	HealthSouth Corp. ●	9,818
83	HMS Holdings Corp. ●	3,160
194	Hologic, Inc. ●	3,164
55	ICU Medical, Inc. ●	2,029
175	Inverness Medical Innovation, Inc. ●	6,777
24	Landauer, Inc.	1,315
150	Masimo Corp. ●	3,918
164	MedAssets, Inc. ●	3,707
88	NuVasive, Inc. ●	3,682
158	Owens & Minor, Inc.	7,139
143	Palomar Medical Technologies, Inc. ●	2,325
97	PharMerica Corp. ●	1,804
98	Providence Service Corp. ●	1,141
130	PSS World Medical, Inc. ●	2,841
261	Psychiatric Solutions, Inc. ●	6,992
62	Quality Systems .	3,801
94	Rehabcare Group, Inc. ●	2,042
83	Sirona Dental Systems, Inc. ●	2,457
118	STERIS Corp.	3,596
139	SXC Health Solutions Corp. ●	6,505
137	Thoratec Corp. ●	4,155
494	Volcano Corp. ●	8,306
203	Zoll Medical Corp. ●	4,363

		141,757

	Household & Personal Products — 1.7%
476	American Oriental Bioengineering, Inc. ●	2,311
40	Chattem, Inc. ●	2,630
290	Herbalife Ltd.	9,508
223	Medifast, Inc. ●	4,843
114	Nu Skin Enterprises, Inc. Class A	2,104

		21,396

	Insurance — 1.6%
111	Allied World Assurance Holdings Ltd.	5,312
234	Assured Guaranty Ltd.	4,550
618	Lancashire Holdings Ltd.	5,057
152	Platinum Underwriters Holdings Ltd.	5,435

		20,354

	Materials — 2.2%
201	Cytec Industries, Inc.	6,536
100	Eagle Materials, Inc.	2,851
76	Koppers Holdings, Inc.	2,245
94	LSB Industries, Inc. ●	1,463
33	Newmarket Corp.	3,054
60	Rock Tenn Co. Class A	2,819
210	Scotts Miracle-Gro Co. Class A	9,003

		27,971

	Media — 1.0%
161	Dolan Media Co. ●	1,932
210	DreamWorks Animation SKG, Inc. ●	7,454
144	Valassis Communications, Inc. ●	2,569

		11,955

	Pharmaceuticals, Biotechnology & Life Sciences — 8.5%
642	Alkermes, Inc. ●	5,896
188	Auxilium Pharmaceuticals, Inc. ●	6,436
271	Celera Corp. ●	1,688
73	Cephalon, Inc. ●	4,222
364	Cubist Pharmaceuticals, Inc. ●	7,359
216	Enzon, Inc. ●	1,786
81	Hi-Technology Pharmacal Co., Inc. ●	1,824
337	Human Genome Sciences, Inc. ●	6,344
412	Icon plc ADR . ●	10,093
237	Impax Laboratories, Inc. ●	2,074
168	Isis Pharmaceuticals, Inc. ●	2,442
108	Martek Biosciences Corp. ●	2,449
301	Medicines Co. ●	3,315
94	Medicis Pharmaceutical Corp. Class A	2,006
312	Nektar Therapeutics ●	3,038
216	Onyx Pharmaceuticals, Inc. ●	6,461
153	OSI Pharmaceuticals, Inc. ●	5,394
419	PAREXEL International Corp. ●	5,690
398	PDL Biopharma, Inc.	3,134
253	Questcor Pharmaceuticals ●	1,395
329	Regeneron Pharmaceuticals, Inc. ●	6,343
345	Seattle Genetics, Inc. ●	4,847
101	United Therapeutics Corp. ●	4,934
95	Vertex Pharmaceuticals, Inc. ●	3,602
239	VIVUS, Inc. ●	2,497

		105,269

	Real Estate — 1.2%
235	BR Malls Participacoes S.A. ●	2,775
400	Diamondrock Hospitality	3,242
51	Equity Lifestyle Properties, Inc.	2,202
58	LTC Properties, Inc.	1,384
51	PS Business Parks, Inc.	2,593
68	Tanger Factory Outlet Center	2,543

		14,739

	Retailing — 5.8%
169	99 Cents Only Stores ●	2,272
148	Advance Automotive Parts, Inc.	5,827
149	Aeropostale, Inc. ●	6,460
193	Big Lots, Inc. ●	4,824
40	Blue Nile, Inc. ●	2,515
166	Children’s Place Retail Stores, Inc. ●	4,962
67	Citi Trends, Inc. ●	1,913
33	Core-Mark Holding Co., Inc. ●	943
156	Gymboree Corp. ●	7,541
94	Hibbett Sports, Inc. ●	1,710
144	J. Crew Group, Inc. ●	5,162
105	Jo-Ann Stores, Inc. ●	2,807
60	Joseph A. Bank Clothiers, Inc. ●	2,696
245	Lumber Liquidators, Inc. ●	5,313

Hartford Small Company HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS — 97.7% — (continued)
	Retailing — 5.8% — (continued)
593	OfficeMax, Inc.	$7,460
131	PetMed Express, Inc.	2,460
78	Tractor Supply Co. ●	3,756
186	Vitacost.com, Inc. ●	2,028

		70,649

	Semiconductors & Semiconductor Equipment — 5.7%
356	Amkor Technology, Inc. ●	2,452
234	Atheros Communications, Inc. ●	6,210
117	Cavium Networks, Inc. ●	2,509
69	FEI Co. ●	1,704
70	Hittite Microwave Corp. ●	2,562
139	Microsemi Corp. ●	2,191
59	Netlogic Microsystems, Inc. ●	2,660
41	NVE Corp. ●	2,166
1,055	ON Semiconductor Corp. ●	8,703
2,224	RF Micro Devices, Inc. ●	12,079
130	Semtech Corp. ●	2,216
973	Skyworks Solutions, Inc. ●	12,879
111	Tessera Technologies, Inc. ●	3,105
1,160	TriQuint Semiconductor, Inc. ●	8,955
89	Ultratech Stepper, Inc. ●	1,179

		71,570

	Software & Services — 14.2%
236	Acxiom Corp.	2,228
74	Advent Software, Inc. ●	2,960
249	ArcSight, Inc. ●	6,005
176	Ariba, Inc. ●	2,036
495	Art Technology Group, Inc. ●	1,911
98	AsiaInfo Holdings, Inc. ●	1,948
87	Blackbaud, Inc.	2,017
67	Blackboard, Inc. ●	2,543
94	Commvault Systems, Inc. ●	1,960
85	Concur Technologies, Inc. ●	3,371
434	Constant Contact, Inc. ●	8,354
129	CyberSource Corp. ●	2,151
105	DealerTrack Holdings, Inc. ●	1,988
68	Digital River, Inc. ●	2,727
122	Equinix, Inc. ●	11,189
148	Gartner, Inc. Class A ●	2,707
196	Informatica Corp. ●	4,431
164	j2 Global Communications, Inc. ●	3,771
211	Jack Henry & Associates, Inc.	4,943
101	JDA Software Group, Inc. ●	2,219
161	LivePerson, Inc. ●	813
89	Manhattan Associates, Inc. ●	1,803
97	Mercadolibre, Inc. ●	3,721
104	Net 1 UEPS Technologies, Inc. ●	2,184
418	Neustar, Inc. ●	9,448
272	Parametric Technology Corp. ●	3,762
83	Pegasystems, Inc.	2,856
517	Rackspace Hosting, Inc. ●	8,825
320	Red Hat, Inc. ●	8,847
62	RightNow Technologies, Inc. ●	895
157	S1 Corp. ●	968
150	Smith Micro Software, Inc. ●	1,852
110	Solarwinds, Inc. ●	2,415
129	Solera Holdings, Inc.	4,010
50	SPSS, Inc. ●	2,510
62	Syntel, Inc.	2,977
368	Take-Two Interactive Software, Inc. ●	4,127
126	TeleTech Holdings, Inc. ●	2,144
340	Tibco Software, Inc. ●	3,223
707	TiVo, Inc. ●	7,325
230	Valueclick, Inc. ●	3,032
278	Vistaprint N.V. ●	14,111
290	Vocus, Inc. ●	6,060
202	Websense, Inc. ●	3,399
151	Wright Express Corp. ●	4,444

		177,210

	Technology Hardware & Equipment — 7.6%
1,187	3Com Corp. ●	6,208
91	ADTRAN, Inc.	2,235
224	Arris Group, Inc. ●	2,916
254	Aruba Networks, Inc. ●	2,247
250	Brightpoint, Inc. ●	2,191
181	Cogent, Inc. ●	1,824
66	Comtech Telecommunications Corp. ●	2,203
306	Harmonic, Inc. ●	2,045
52	Itron, Inc. ●	3,335
733	Jabil Circuit, Inc.	9,823
45	Multi-Fineline Electronix, Inc. ●	1,302
55	Osi Systems, Inc. ●	1,013
119	Plantronics, Inc.	3,201
260	Plexus Corp. ●	6,836
342	Polycom, Inc. ●	9,142
410	Riverbed Technology, Inc. ●	8,997
911	Seagate Technology	13,854
399	Starent Networks Corp. ●	10,139
52	STEC, Inc. ●	1,526
84	Synaptics, Inc. ●	2,119
132	Tekelec ●	2,164

		95,320

	Telecommunication Services — 1.2%
447	Centennial Cellular Corp. Class A ●	3,565
144	Iowa Telecommunications Services, Inc.	1,809
127	Neutral Tandem, Inc. ●	2,894
191	Premiere Global Services, Inc. ●	1,589
147	Syniverse Holdings, Inc. ●	2,564
92	USA Mobility, Inc.	1,191
364	Virgin Mobile USA, Inc. ●	1,818

		15,430

	Transportation — 2.6%
173	Avis Budget Group, Inc. ●	2,316
168	Con-way, Inc.	6,425
95	Copa Holdings S.A. Class A	4,248
262	Hawaiian Holdings, Inc. ●	2,160
192	J.B. Hunt Transport Services, Inc.	6,171
569	Localiza Rent a Car S.A.	5,698
333	Tam S.A. ●	4,295

		31,313

Hartford Small Company HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS — 97.7% — (continued)
	Utilities — 0.2%
81	New Jersey Resources Corp.		$2,954

	Total common stocks (cost $1,027,050)		$1,217,215

EXCHANGE TRADED FUNDS — 0.7%
	Other Investment Pools and Funds — 0.7%
129	iShares Russell 2000 Growth Index Fund		$8,457

	Total exchange traded funds (cost $7,029)		$8,457

	Total long-term investments (cost $1,034,079)		$1,225,672

SHORT-TERM INVESTMENTS — 1.7%
	Repurchase Agreements — 1.6%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $426, collateralized by FHLMC 5.50%, 2035, value of $434)
$426	0.06%, 09/30/2009		$426
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2009 in the amount of $7,231, collateralized by U.S. Treasury Bond 4.50% - 6.25%, 2023 - 2036, value of $7,366)
7,231	0.03%, 09/30/2009		7,231

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $2,368, collateralized by FHLMC 4.50% - 6.50%, 2019 - 2039, FNMA 4.00% - 7.00%, 2017 - 2039, value of $2,415)

2,368	0.06%, 09/30/2009		2,368

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1,112, collateralized by FHLMC 4.00% - 7.00%, 2036 - 2039, FNMA 5.50% - 7.00%, 2033 - 2047, value of $1,134)

1,112	0.08%, 09/30/2009		1,112
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1,539, collateralized by FNMA 4.50% - 5.50%, 2017 - 2039, value of $1,570)
1,539	0.06%, 09/30/2009		1,539

RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $3,406, collateralized by U.S. Treasury Bond 6.88%, 2025, U.S. Treasury Note 4.13%, 2010, value of $3,475)

3,406	0.03%, 09/30/2009		3,406
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $2, collateralized by U.S. Treasury Bond 0.88%, 2011, value of $2)
2	0.03%, 09/30/2009		2
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2009 in the amount of $3,406, collateralized by U.S. Treasury Note 0.88%, 2011, value of $3,477)
3,406	0.04%, 09/30/2009		3,406

UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $413, collateralized by FHLMC 7.00% - 10.00%, 2010 - 2021, FNMA 4.00% - 6.50%, 2023 - 2039, value of $421)

413	0.07%, 09/30/2009		413

			19,903

	U.S. Treasury Bills — 0.1%
1,045	0.18%, 10/15/2009 ☐¡		1,045

	Total short-term investments (cost $20,948)		$20,948

	Total investments (cost $1,055,027) ▲	100.1%	$1,246,620
	Other assets and liabilities	(0.1)%	(1,234)

	Total net assets	100.0%	$1,245,386

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.6% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $1,080,345 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$188,886
Unrealized Depreciation	(22,611)

Net Unrealized Appreciation	$166,275

●	Currently non-income producing.

¡	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

Hartford Small Company HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)
☐	Security pledged as initial margin deposit for open futures contracts at September 30, 2009.
Futures Contracts Outstanding at September 30, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell 2000 Mini	239	Long	Dec 2009	$625

*	The number of contracts does not omit 000’s.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$1,217,215	$1,203,869	$13,346	$—
Exchange Traded Funds	8,457	8,457	—	—
Short-Term Investments	20,948	—	20,948	—

Total	$1,246,620	$1,212,326	$34,294	$—

Other Financial Instruments *	$625	$625	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Hartford Stock HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS — 99.1%
	Automobiles & Components — 0.7%
2,341	Ford Motor Co. ●	$16,879

	Banks — 4.3%
523	PNC Financial Services Group, Inc.	25,392
372	Standard Chartered plc	9,198
3,669	Washington Mutual, Inc. Private Placement⌂ †	809
2,445	Wells Fargo & Co.	68,908

		104,307

	Capital Goods — 9.3%
478	Boeing Co.	25,884
293	Cummins, Inc.	13,116
403	General Dynamics Corp.	26,040
1,870	General Electric Co.	30,709
548	Illinois Tool Works, Inc.	23,409
810	Ingersoll-Rand plc	24,855
271	Lockheed Martin Corp.	21,160
292	Rockwell Collins, Inc.	14,823
201	Siemens AG ADR	18,657
468	Stanley Works	19,975
361	Textron, Inc.	6,855

		225,483

	Diversified Financials — 11.5%
836	Ameriprise Financial, Inc.	30,361
4,362	Bank of America Corp.	73,799
1,478	Discover Financial Services, Inc.	23,983
127	Franklin Resources, Inc.	12,746
200	Goldman Sachs Group, Inc.	36,852
1,381	JP Morgan Chase & Co.	60,502
137	UBS AG	2,512
2,014	UBS AG ADR	36,874

		277,629

	Energy — 14.1%
359	Anadarko Petroleum Corp.	22,489
202	BP plc ADR	10,752
307	Cameco Corp.	8,521
165	Devon Energy Corp.	11,076
296	EOG Resources, Inc.	24,702
1,423	Exxon Mobil Corp.	97,639
414	Hess Corp.	22,138
709	OAO Gazprom Class S ADR	16,483
366	Occidental Petroleum Corp.	28,671
493	Petroleo Brasileiro S.A. ADR	22,624
538	Schlumberger Ltd.	32,047
742	Suncor Energy, Inc.	25,640
1,061	Williams Cos., Inc.	18,962

		341,744

	Food & Staples Retailing — 2.8%
579	Kroger Co.	11,959
464	Sysco Corp.	11,528
392	Walgreen Co.	14,673
592	Wal-Mart Stores, Inc.	29,037

		67,197

	Food, Beverage & Tobacco — 6.1%
561	Campbell Soup Co.	18,303
562	General Mills, Inc.	36,195
1,140	PepsiCo, Inc.	66,855
873	Unilever N.V. NY Shares ADR	25,180

		146,533

	Health Care Equipment & Services — 3.4%
338	Cardinal Health, Inc.	9,069
169	CareFusion Corp. ●	3,688
60	Intuitive Surgical, Inc. ●	15,630
875	Medtronic, Inc.	32,204
472	Varian Medical Systems, Inc. ●	19,890

		80,481

	Insurance — 1.8%
458	ACE Ltd.	24,496
798	Marsh & McLennan Cos., Inc.	19,744

		44,240

	Materials — 0.7%
544	Cliff’s Natural Resources, Inc.	17,604

	Media — 3.2%
3,010	Comcast Corp. Class A	50,834
908	Viacom, Inc. Class B ●	25,455

		76,289

	Pharmaceuticals, Biotechnology & Life Sciences — 9.6%
1,206	Daiichi Sankyo Co., Ltd.	24,855
3,005	Elan Corp. plc ADR ●	21,364
413	Eli Lilly & Co.	13,648
20	Forest Laboratories, Inc. ●	589
176	Johnson & Johnson	10,723
1,236	Merck & Co., Inc.	39,098
2,500	Pfizer, Inc.	41,380
787	Schering-Plough Corp.	22,230
1,116	Shionogi & Co., Ltd.	26,404
294	UCB S.A.	12,424
485	Vertex Pharmaceuticals, Inc. ●	18,389

		231,104

	Retailing — 5.9%
88	Amazon.com, Inc. ●	8,202
10,986	Buck Holdings L.P. ⌂ ● †	14,751
406	Kohl’s Corp. ●	23,185
1,794	Lowe’s Co., Inc.	37,559
408	Nordstrom, Inc.	12,467
1,153	Staples, Inc.	26,761
428	Target Corp.	19,993

		142,918

	Semiconductors & Semiconductor Equipment — 2.6%
441	Lam Research Corp. ●	15,054
1,502	Maxim Integrated Products, Inc.	27,252
834	Texas Instruments, Inc.	19,760

		62,066

	Software & Services — 8.3%
593	Accenture plc	22,086
305	Automatic Data Processing, Inc.	11,995
84	Google, Inc. ●	41,802
2,865	Microsoft Corp.	74,172
470	Oracle Corp.	9,791
1,354	Western Union Co.	25,613

Hartford Stock HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS — 99.1% — (continued)
	Software & Services — 8.3% — (continued)
711	Yahoo!, Inc. •		$12,663

			198,122

	Technology Hardware & Equipment — 9.8%
298	Apple, Inc. •		55,222
3,398	Cisco Systems, Inc. •		79,989
1,217	Hewlett-Packard Co.		57,459
941	Qualcomm, Inc.		42,335

			235,005

	Telecommunication Services — 0.4%
920	MetroPCS Communications, Inc. •		8,610

	Transportation — 3.8%
3,978	Delta Air Lines, Inc. •		35,645
355	FedEx Corp.		26,673
510	United Parcel Service, Inc. Class B		28,771

			91,089

	Utilities — 0.8%
405	Exelon Corp.		20,076

	Total common stocks (cost $2,274,872)		$2,387,376

WARRANTS — 0.0%
	Banks — 0.0%
459	Washington Mutual, Inc. Private Placement ⌂•†		$—

	Total warrants (cost $–)		$—

	Total long-term investments (cost $2,274,872)		$2,387,376

SHORT-TERM INVESTMENTS — 0.6%
	Repurchase Agreements — 0.6%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1,101, collateralized by FHLMC 5.50%, 2035, value of $1,122)
$1,101	0.06%, 09/30/2009		$1,101

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $6,122, collateralized by FHLMC 4.50% — 6.50%, 2019 — 2039, FNMA 4.00% — 7.00%, 2017 - 2039, value of $6,245)

6,122	0.06%, 09/30/2009		6,122

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $2,875, collateralized by FHLMC 4.00% — 7.00%, 2036 — 2039, FNMA 5.50% — 7.00%, 2033 - 2047, value of $2,933)

2,875	0.08%, 09/30/2009		2,875
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $3,981, collateralized by FNMA 4.50% — 5.50%, 2017 — 2039, value of $4,061)
3,981	0.06%, 09/30/2009		3,981
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $4, collateralized by U.S. Treasury Bond 0.88%, 2011, value of $4)
4	0.03%, 09/30/2009		4

UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1,068, collateralized by FHLMC 7.00% — 10.00%, 2010 — 2021, FNMA 4.00% — 6.50%, 2023 - 2039, value of $1,089)

1,068	0.07%, 09/30/2009		1,068

			15,151

	Total short-term investments (cost $15,151)		$15,151

	Total investments (cost $2,290,023) ▲	99.7%	$2,402,527
	Other assets and liabilities	0.3%	7,495

	Total net assets	100.0%	$2,410,022

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.6% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $2,374,763 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$224,823
Unrealized Depreciation	(197,059)

Net Unrealized Appreciation	$27,764

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at September 30, 2009, was $15,560, which represents 0.65% of total net assets. This calculation excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Hartford Stock HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)
•	Currently non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
06/2007	10,986	Buck Holdings L.P.	$10,997
04/2008	3,669	Washington Mutual, Inc. Private Placement	32,100
04/2008	459	Washington Mutual, Inc. Private Placement Warrants	—
The aggregate value of these securities at September 30, 2009 was $15,560 which represents 0.65% of total net assets.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$2,387,376	$2,296,423	$75,393	$15,560
Warrants	—	—	—	—
Short-Term Investments	15,151	—	15,151	—

Total	$2,402,527	$2,296,423	$90,544	$15,560

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of	Change in		Balance as of
	December 31,	Unrealized		September 30,
	2008	Appreciation		2009

Assets:
Common Stock	$10,650	$4,910	*	$15,560
Warrants	$—	$—	+	$—

Total	$10,650	$4,910		$15,560

*	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2009 was $4,910.

+	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2009 was $-.

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 9.7%
	Finance and Insurance — 9.7%
	Banc of America Commercial Mortgage, Inc.
$68,230	4.52%, 09/11/2036 ⌂▶	$446
	Bayview Commercial Asset Trust
45,718	7.00%, 07/25/2037 ⌂▶	3,520
74,900	7.50%, 09/25/2037 ⌂▶	5,992
	Bear Stearns Commercial Mortgage Securities, Inc.
57,397	4.07%, 07/11/2042 ⌂▶	1,088
48,541	4.12%, 11/11/2041 ⌂▶	777
14,400	4.83%, 11/11/2041	14,147
9,700	5.12%, 02/11/2041 Δ	9,496
11,024	5.90%, 09/11/2038 Δ	10,702
	CBA Commercial Small Balance Commercial Mortgage Class X1
66,826	7.00%, 06/25/2038 ⌂▶†	4,845
	CBA Commercial Small Balance Commercial Mortgage Class X2
38,514	7.00%, 07/25/2035 ⌂▶†	1,890
	Chase Issuance Trust
6,920	5.12%, 10/15/2014	7,494
	Citibank Credit Card Issuance Trust
2,690	5.70%, 05/15/2013	2,755
	Citigroup Commercial Mortgage Trust
10,145	5.41%, 10/15/2049	9,830
	Citigroup Mortgage Loan Trust, Inc.
—	0.00%, 01/25/2037 ⌂†	—
32,185	5.90%, 07/25/2037 ⌂Δ	21,965
1,387	12.00%, 01/25/2037 ⌂†	43
	Commercial Mortgage Pass-Through Certificates
8,760	4.72%, 03/10/2039	8,598
7,670	5.23%, 07/10/2037	7,653
10,470	5.46%, 07/10/2037 Δ	10,415
	Countrywide Asset-Backed Certificates
1,549	5.46%, 07/25/2035	634
	Countrywide Home Loans, Inc.
34,615	6.00%, 10/25/2037 ⌂	28,558
	Credit-Based Asset Servicing and Securitization
2,942	0.52%, 05/25/2036 ■ Δ	1,803
4,735	5.86%, 04/25/2037	2,452
	CS First Boston Mortgage Securities Corp.
1,835	4.51%, 07/15/2037	1,848
4,670	5.23%, 12/15/2040	4,486
	First Horizon Mortgage Pass-Through Trust
43,092	5.83%, 05/25/2037 ⌂Δ	28,723
	GE Business Loan Trust
8,307	1.24%, 05/15/2034 ■ Δ	1,246
130,820	6.14%, 05/15/2034 ⌂▶	343
	GE Capital Commercial Mortgage Corp.
5,950	5.05%, 07/10/2045 Δ	5,888
	Goldman Sachs Mortgage Securities Corp. II
117,602	4.38%, 08/10/2038 ⌂▶	615
	Goldman Sachs Mortgage Securities Corp. II Class A4
20,693	5.81%, 08/10/2045 Δ	17,102
	Green Tree Financial Corp.
1,044	7.24%, 06/15/2028	1,017
	Greenwich Capital Commercial Funding Corp.
16,530	4.80%, 08/10/2042	15,863
8,280	5.44%, 03/10/2039 Δ	7,338
10,590	6.12%, 07/10/2038 Δ	9,688
	JP Morgan Automotive Receivable Trust
1,675	12.85%, 03/15/2012 ⌂†	420
	JP Morgan Chase Commercial Mortgage Securities Corp.
4,889	4.72%, 01/15/2038	4,766
485,639	4.82%, 08/12/2037 ▶	1,096
11,871	5.04%, 03/15/2046 Δ	11,501
13,990	5.34%, 12/15/2044 Δ	13,709
8,740	5.34%, 05/15/2047	7,489
4,530	5.40%, 05/15/2045	4,041
406,326	5.42%, 05/12/2045 ▶	6,316
15,900	5.47%, 04/15/2043 Δ	14,876
	LB-UBS Commercial Mortgage Trust
5,342	4.48%, 10/15/2029	5,223
8,750	6.08%, 06/15/2038 Δ	8,285
	Lehman Brothers Small Balance Commercial
4,592	5.52%, 09/25/2030 ■	3,189
5,180	5.62%, 09/25/2036 ■	4,281
	Marlin Leasing Receivables LLC
7,951	5.33%, 09/16/2013 ■	7,939
	Merrill Lynch Mortgage Trust
46,102	3.96%, 10/12/2041 ⌂▶	788
6,329	6.02%, 06/12/2050 Δ	4,547
	Morgan Stanley Capital I
9,840	4.70%, 07/15/2056	9,440
9,630	5.01%, 01/14/2042	9,703
	Morgan Stanley Dean Witter Capital I
16,077	0.01%, 08/25/2032 ⌂▶†	—
	Nationstar Home Equity Loan Trust
211	9.97%, 03/25/2037 ⌂ ● Δ	—
	North Street Referenced Linked Notes
3,900	1.54%, 04/28/2011 ⌂ † Δ	421
	Popular ABS Mortgage Pass-Through Trust
3,614	4.75%, 12/25/2034	3,298
2,573	5.42%, 04/25/2035 ⌂	1,156
	Renaissance Home Equity Loan Trust
3,566	5.36%, 05/25/2035	1,128
3,241	5.58%, 11/25/2036 Δ	2,844
6,344	5.75%, 05/25/2036 Δ	4,333
	Residential Funding Mortgage Securities, Inc.
2,781	6.00%, 07/25/2037	2,369
	Swift Master Automotive Receivables Trust
17,050	0.89%, 10/15/2012 Δ	16,709
	Wachovia Bank Commercial Mortgage Trust
9,640	5.31%, 11/15/2048	8,680
8,740	5.41%, 07/15/2041 Δ	8,725
6,930	5.42%, 01/15/2045	7,006
	Wamu Commercial Mortgage Securities Trust
19,570	6.31%, 03/23/2045 ■ Δ	5,871

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
	Wells Fargo Alternative Loan Trust
12,153	6.25%, 11/25/2037 ⌂	8,856

		438,265

	Total asset & commercial mortgage backed securities (cost $485,009)	$438,265

CORPORATE BONDS: INVESTMENT GRADE — 35.6%
	Administrative Waste Management and Remediation — 0.4%
	Allied Waste North America, Inc.
$11,828	7.25%, 03/15/2015	$12,345
	Browning-Ferris Industries, Inc.
4,240	7.40%, 09/15/2035	4,863

		17,208

	Air Transportation — 0.2%
	Continental Airlines, Inc.
4,178	6.70%, 06/15/2021	3,802
4,138	8.05%, 11/01/2020	3,931

		7,733

	Arts, Entertainment, and Recreation — 0.9%
	Comcast Corp.
161	6.30%, 11/15/2017	176
100	10.63%, 07/15/2012	119
	DirecTV Holdings LLC
14,621	4.75%, 10/01/2014 ■	14,621
5,615	7.63%, 05/15/2016	6,008
	News America Holdings, Inc.
3,673	5.65%, 08/15/2020 ■	3,724
	News America, Inc.
3,055	6.90%, 08/15/2039 ■	3,252
	Time Warner Entertainment Co., L.P.
10,600	8.38%, 07/15/2033	12,740

		40,640

	Beverage and Tobacco Product Manufacturing — 0.9%
	Altria Group, Inc.
9,228	10.20%, 02/06/2039	12,809
	Anheuser-Busch Cos., Inc.
5,296	8.20%, 01/15/2039 ■	6,984
	Anheuser-Busch InBev N.V.
17,785	7.75%, 01/15/2019 ■	21,044

		40,837

	Chemical Manufacturing — 0.6%
	Dow Chemical Co.
17,575	8.55%, 05/15/2019	19,757
	Yara International ASA
6,770	7.88%, 06/11/2019 ■	7,607

		27,364

	Computer and Electronic Product Manufacturing — 0.3%
	Cisco Systems, Inc.
8,320	5.90%, 02/15/2039 ‡	9,006
	Nokia Corp.
3,345	6.63%, 05/15/2039	3,811

		12,817

	Construction — 0.2%
	CRH America, Inc.
3,590	5.30%, 10/15/2013	3,705
4,380	8.13%, 07/15/2018	4,925

		8,630

	Educational Services — 0.2%
	President & Fellows of Harvard
6,144	6.00%, 01/15/2019 ■	7,032

	Finance and Insurance — 10.2%
	ABX Financing Co.
5,348	6.35%, 10/15/2036 ■	5,983
	American Express Co.
8,385	5.50%, 04/16/2013 ‡	8,850
8,587	5.55%, 10/17/2012 ‡	9,101
	Americo Life, Inc.
75	7.88%, 05/01/2013 ⌂	60
	Amvescap plc
2,939	5.38%, 02/27/2013	2,956
	Army Hawaii Family Housing Trust Certificates
5,370	5.52%, 06/15/2050 ■ ‡	3,922
	BAC Capital Trust XI
1,960	6.63%, 05/23/2036	1,710
	BAE Systems Holdings, Inc.
10,204	5.20%, 08/15/2015 ■	10,640
	Bank of America Corp.
6,300	5.65%, 05/01/2018 ‡	6,220
12,865	6.50%, 08/01/2016 ‡	13,523
6,560	7.38%, 05/15/2014 ‡	7,299
	Bank of New York Institutional Capital Trust
200	7.78%, 12/01/2026 ■	195
	Barclays Bank plc
11,792	6.05%, 12/04/2017 ■	11,867
6,825	6.75%, 05/22/2019 ‡	7,633
	Capital One Bank
8,505	8.80%, 07/15/2019 ‡	9,831
	Centura Capital Trust I
250	8.85%, 06/01/2027 ⌂	259
	Citigroup, Inc.
10,185	2.13%, 04/30/2012 ‡	10,329
8,887	6.38%, 08/12/2014 ‡	9,188
9,170	8.13%, 07/15/2039 ‡	10,265
14,444	8.50%, 05/22/2019 ‡	16,305
	Comerica Capital Trust II
5,858	6.58%, 02/20/2037 ‡Δ	4,027
	Corpoacion Andina De Fomento
530	8.13%, 06/04/2019 ‡	615
	Credit Agricole S.A.
13,846	6.64%, 05/31/2017 ■ ‡ ª Δ	9,831
	Credit Suisse New York
7,547	5.30%, 08/13/2019 ‡	7,738
	Deutsche Bank AG London
9,723	3.88%, 08/18/2014 ‡	9,843
	First Union Capital I
2,584	7.94%, 01/15/2027	2,582
	Goldman Sachs Capital Trust II
16,356	5.79%, 06/01/2012 ªΔ	11,777
	Goldman Sachs Group, Inc.
2,466	6.35%, 02/15/2034	2,265
	Iberdrola Finance Ireland
8,604	5.00%, 09/11/2019 ■	8,665
	Jefferies Group, Inc.
7,713	8.50%, 07/15/2019	8,163
	JP Morgan Chase & Co.
6,382	3.70%, 01/20/2015	6,326
8,005	6.30%, 04/23/2019	8,739

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
		JP Morgan Chase Capital II
	3,880	0.98%, 02/01/2027 ‡Δ	2,632
		JP Morgan Chase Capital XXV
	11,186	6.80%, 10/01/2037	11,257
		Liberty Mutual Group, Inc.
	7,250	10.75%, 06/15/2058 ■	6,887
		Massachusetts Mutual Life Insurance Co.
	5,950	8.88%, 06/01/2039 ■	7,292
		MBNA America Bank N.A.
	7,200	7.13%, 11/15/2012 ■	7,780
		Mellon Capital IV
	13,374	6.24%, 06/20/2012 ªΔ	10,164
		Metropolitan Life Global Funding I
	6,515	0.55%, 03/15/2012 ■Δ	6,203
	3,400	5.13%, 06/10/2014 ■	3,552
		Morgan Stanley
	10,070	5.38%, 10/15/2015	10,395
	10,795	7.30%, 05/13/2019	11,877
		National City Bank of Ohio
	1,100	4.50%, 03/15/2010	1,114
		National City Corp.
	9,256	12.00%, 12/10/2012 ª	10,445
		Northgroup Preferred Capital Corp.
	11,208	6.38%, 10/15/2017 ■ ªΔ	9,278
		PNC Preferred Funding Trust II
	27,800	6.11%, 03/15/2012 ■ ªΔ	16,449
		Progressive Corp.
	4,256	6.70%, 06/15/2037 Δ	3,659
		Prudential Financial, Inc.
	16,990	4.75%, 09/17/2015	16,871
	11,837	5.15%, 01/15/2013	12,186
	4,000	7.38%, 06/15/2019	4,464
		Prudential Holdings LLC
	200	7.25%, 12/18/2023 ■	211
		Rabobank Netherlands
	3,993	11.00%, 06/30/2019 ■ª	4,892
		Simon Property Group L.P.
	6,219	6.75%, 05/15/2014	6,670
		State Street Capital Trust III
	7,434	8.25%, 03/15/2042 Δ	7,279
		SunTrust Banks, Inc.
	3,080	0.53%, 05/21/2012 Δ	2,806
	8,795	0.70%, 08/24/2015 Δ	7,534
		Svenska Handelsbanken Ab
	11,390	4.88%, 06/10/2014 ■	11,915
		UnitedHealth Group, Inc.
	4,844	4.88%, 02/15/2013	5,035
	1,820	6.88%, 02/15/2038	2,009
		USB Capital IX
	4,392	6.19%, 04/15/2011 ªΔ	3,371
		Wells Fargo Bank NA
	16,035	0.65%, 05/16/2016 Δ	13,845
		Wells Fargo Capital XIII
	5,170	7.70%, 03/26/2013 ªΔ	4,550
		Westpac Banking Corp.
	10,740	4.20%, 02/27/2015	10,916
		ZFS Finance USA Trust I
	3,193	6.50%, 05/09/2037 ■Δ	2,586

			462,831

		Food Services — 0.0%
		Arcos Dorados S.A.
	1,800	7.50%, 10/01/2019 ■	1,791

		Foreign Governments — 5.7%
		Banco Nacional De Desenvolvimento
	2,080	6.50%, 06/10/2019 ■	2,210
		Brazil (Republic of)
	3,152	8.00%, 01/15/2018	3,650
		Bundesrepublic Deutschland
EUR	56,221	4.25%, 07/04/2014	89,069
		Colombia (Republic of)
	3,800	7.38%, 03/18/2019	4,345
		Deutschland Bundesrepublic
EUR	56,730	3.50%, 07/04/2019	84,920
		El Salvador (Republic of)
	2,465	7.65%, 06/15/2035 §	2,465
	2,300	8.25%, 04/10/2032 §	2,438
		Hungary (Republic of)
	1,983	4.75%, 02/03/2015	1,977
		Japanese Government
JPY	3,964,650	0.40%, 03/15/2011	44,295
		Peru (Republic of)
	2,860	6.55%, 03/14/2037	3,103
	3,145	7.13%, 03/30/2019	3,628
		Russian Federation Government
	4,236	7.50%, 03/31/2030 §	4,598
		South Africa (Republic of)
	4,295	5.88%, 05/30/2022	4,402
		United Mexican States
	4,104	5.95%, 03/19/2019	4,309

			255,409

		Health Care and Social Assistance — 2.0%
		Amgen, Inc.
	4,352	6.40%, 02/01/2039	4,988
		Becton Dickinson & Co.
	5,445	5.00%, 05/15/2019 ‡	5,751
		CVS Caremark Corp.
	9,131	6.30%, 06/01/2037 Δ	7,807
		CVS Corp.
	9,569	8.35%, 07/10/2031 ■	10,650
		Eli Lilly & Co.
	3,872	5.95%, 11/15/2037	4,404
		Express Scripts, Inc.
	3,635	6.25%, 06/15/2014	3,995
	2,870	7.25%, 06/15/2019	3,371
		Novartis Securities Investment Ltd.
	8,300	5.13%, 02/10/2019	8,836
		Pfizer, Inc.
	9,695	6.20%, 03/15/2019	10,928
	10,090	7.20%, 03/15/2039	12,699
		Roche Holdings, Inc.
	9,745	5.00%, 03/01/2014 ■	10,535
	4,679	7.00%, 03/01/2039 ■	5,808

			89,772

		Information — 3.1%
		AT&T, Inc.
	9,945	6.55%, 02/15/2039 ‡	10,843
		Cingular Wireless Services, Inc.
	12,600	8.75%, 03/01/2031 ‡	16,691
		GTE Corp.
	165	8.75%, 11/01/2021	207
		Qwest Corp.
	8,290	7.25%, 10/15/2035	6,673
		Rogers Cable, Inc.
	2,675	8.75%, 05/01/2032	3,510
		Rogers Wireless, Inc.
	4,277	6.38%, 03/01/2014	4,722

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
	TCI Communications, Inc.
4,025	8.75%, 08/01/2015	4,857
	Telecom Italia Capital
10,000	7.18%, 06/18/2019	11,158
8,478	7.72%, 06/04/2038	10,067
	Telefonica Emisiones SAU
9,485	4.95%, 01/15/2015	10,062
	Time Warner Cable, Inc.
6,061	8.25%, 04/01/2019	7,326
	Verizon Communications, Inc.
7,400	6.90%, 04/15/2038	8,427
	Verizon Maryland, Inc.
1,500	8.30%, 08/01/2031	1,716
	Verizon Virginia, Inc.
13,805	4.63%, 03/15/2013	14,341
	Verizon Wireless
17,962	5.55%, 02/01/2014 ■	19,411
7,500	8.50%, 11/15/2018 ■	9,365

		139,376

	Mining — 0.9%
	Anglo American Capital plc
18,193	9.38%, 04/08/2014 — 04/08/2019 ■	21,300
	Barrick Gold Corp.
3,280	6.95%, 04/01/2019	3,840
	Rio Tinto Finance USA Ltd.
9,010	5.88%, 07/15/2013	9,708
4,965	9.00%, 05/01/2019	6,095

		40,943

	Miscellaneous Manufacturing — 0.5%
	L-3 Communications Corp.
5,580	5.20%, 10/15/2019 ■	5,594
	Meccanica Holdings USA, Inc.
7,577	6.25%, 07/15/2019 ■	8,175
	Tyco International Ltd.
9,096	8.50%, 01/15/2019	11,087

		24,856

	Nonmetallic Mineral Product Manufacturing — 0.1%
	Holcim Ltd.
3,469	6.00%, 12/30/2019 ■	3,511

	Petroleum and Coal Products Manufacturing — 3.4%
	Anadarko Petroleum Corp.
3,022	6.95%, 06/15/2019	3,369
	Canadian Natural Resources Ltd.
1,689	6.25%, 03/15/2038	1,799
10,165	6.50%, 02/15/2037	11,241
	Cenovus Energy Inc.
9,731	5.70%, 10/15/2019 ■	9,978
	ConocoPhillips
8,775	6.50%, 02/01/2039	10,115
	Consumers Energy Co.
4,000	5.15%, 02/15/2017	4,171
5,190	5.38%, 04/15/2013	5,596
4,620	6.70%, 09/15/2019	5,332
	EnCana Corp.
2,060	6.50%, 05/15/2019	2,287
	Husky Energy, Inc.
2,947	7.25%, 12/15/2019	3,380
	Kazmunaigaz Finance Sub B.V.
3,650	8.38%, 07/02/2013 §	3,865
	Nabors Industries, Inc.
7,183	9.25%, 01/15/2019	8,536
	Occidental Petroleum Corp.
9,155	4.13%, 06/01/2016	9,416
	Petro-Canada
11,090	5.95%, 05/15/2035	10,919
	Sempra Energy
5,218	6.50%, 06/01/2016	5,768
9,495	9.80%, 02/15/2019	12,161
	Shell International Finance B.V.
9,560	6.38%, 12/15/2038	11,352
	Statoilhydro ASA
18,656	5.25%, 04/15/2019	20,167
	TNK-BP Finance S.A.
4,800	6.63%, 03/20/2017 §	4,410
	Valero Energy Corp.
7,156	9.38%, 03/15/2019	8,339

		152,201

	Pipeline Transportation — 0.7%
	Enbridge Energy Partners
6,654	6.50%, 04/15/2018	7,168
	Enterprise Products Operations LLC
8,848	6.50%, 01/31/2019	9,661
	Kinder Morgan Energy Partners L.P.
4,720	6.50%, 02/01/2037	4,799
1,620	6.95%, 01/15/2038	1,740
	TransCanada Pipelines Ltd.
7,691	7.25%, 08/15/2038	9,536

		32,904

	Primary Metal Manufacturing — 0.4%
	Alcan, Inc.
1,690	6.13%, 12/15/2033	1,717
1,735	7.25%, 03/15/2031	1,960
	ArcelorMittal
10,795	9.00%, 02/15/2015	12,414

		16,091

	Public Administration — 0.1%
	Waste Management, Inc.
5,698	6.10%, 03/15/2018	6,061

	Rail Transportation — 0.2%
	Canadian Pacific Railway Co.
7,075	5.95%, 05/15/2037	6,981
3,730	7.25%, 05/15/2019	4,327

		11,308

	Real Estate and Rental and Leasing — 0.6%
	COX Communications, Inc.
4,510	6.25%, 06/01/2018 ■	4,785
5,485	8.38%, 03/01/2039 ■	6,766
	ERAC USA Finance Co.
7,300	5.60%, 05/01/2015 ■	7,158
	US Bank Realty Corp.
13,200	6.09%, 01/15/2012 ■ªΔ	9,174

		27,883

	Retail Trade — 0.4%
	Safeway, Inc.
3,287	6.25%, 03/15/2014	3,631
	Tesco plc
11,806	5.50%, 11/15/2017 ■	12,308

		15,939

	Utilities — 3.6%
	Alabama Power Co.
6,384	6.00%, 03/01/2039 ‡	7,150
	CenterPoint Energy Resources Corp.
5,475	6.13%, 11/01/2017	5,747
2,763	6.63%, 11/01/2037	2,790
	CenterPoint Energy, Inc.
7,475	6.85%, 06/01/2015	7,750

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
	Commonwealth Edison Co.
5,836	5.80%, 03/15/2018	6,305
	Detroit Edison Co.
3,875	6.13%, 10/01/2010	4,072
	Duke Energy Corp.
4,726	5.25%, 01/15/2018	5,066
3,709	6.35%, 08/15/2038	4,374
3,960	7.00%, 11/15/2018	4,739
	EDP Finance B.V.
12,550	4.90%, 10/01/2019 ■	12,640
	Electricite de France
10,335	6.95%, 01/26/2039 ■ ‡	12,805
	Enel Finance International S.A.
8,010	3.88%, 10/07/2014 ■	7,988
8,879	6.00%, 10/07/2039 ■	8,831
	Exelon Generation Co. LLC
7,257	6.25%, 10/01/2039	7,407
	Florida Power Corp.
3,211	5.80%, 09/15/2017 ‡	3,553
	Northeast Utilities
4,375	5.65%, 06/01/2013	4,517
	Northern States Power Co.
5,735	6.25%, 06/01/2036	6,644
	Pacific Gas & Electric Co.
5,711	5.63%, 11/30/2017	6,268
	Pacific Gas & Electric Energy Recovery
	Funding LLC
6,208	8.25%, 10/15/2018	7,888
	PSEG Power
4,534	5.00%, 04/01/2014	4,724
	Public Service Co. of Colorado
8,577	6.50%, 08/01/2038	10,307
	Southern California Edison Co.
13,602	5.75%, 03/15/2014	15,076
	Virginia Electric & Power Co.
6,327	5.10%, 11/30/2012	6,856

		163,497

	Total corporate bonds: investment grade (cost $1,512,629)	$1,606,634

CORPORATE BONDS: NON-INVESTMENT GRADE — 7.8%
	Accommodation and Food Services — 0.4%
	Harrah’s Operating Co., Inc.
$5,065	11.25%, 06/01/2017 ■	$5,204
	MGM Mirage, Inc.
11,705	11.13%, 11/15/2017 ■	12,788
2,230	11.38%, 03/01/2018 ■	2,096

		20,088

	Agriculture, Forestry, Fishing and Hunting — 0.1%
	Tyson Foods, Inc.
3,955	10.50%, 03/01/2014	4,479

	Arts, Entertainment, and Recreation — 0.8%
	AMC Entertainment, Inc.
5,170	8.75%, 06/01/2019	5,338
	First Data Corp.
12,590	9.88%, 09/24/2015	11,630
	Mashantucket Western Pequot Revenue Bond
1,604	5.91%, 09/01/2021 ⌂	1,086
	TL Acquisitions, Inc.
8,710	10.50%, 01/15/2015 ■	8,231
	Videotron Ltee
3,650	9.13%, 04/15/2018	3,951
	Virgin Media Finance plc
6,360	9.50%, 08/15/2016	6,694

		36,930

	Chemical Manufacturing — 0.3%
	Potlatch Corp.
12,100	12.50%, 12/01/2009 ⌂Δ	12,117

	Computer and Electronic Product Manufacturing — 0.1%
	Seagate Technology International
6,305	10.00%, 05/01/2014 ■	6,888

	Construction — 0.0%
	Desarrolladora Homes S.A.
1,182	7.50%, 09/28/2015	1,161

	Finance and Insurance — 0.4%
	Drummond Co., Inc.
2,000	7.38%, 02/15/2016 ■	1,760
	Ford Motor Credit Co.
8,540	7.50%, 08/01/2012	8,200
	LPL Holdings, Inc.
9,971	10.75%, 12/15/2015 ■	9,784

		19,744

	Food Manufacturing — 0.1%
	Smithfield Foods, Inc.
2,950	10.00%, 07/15/2014 ■	3,097

	Foreign Governments — 0.4%
	Indonesia (Republic of)
6,177	6.88%, 01/17/2018 §	6,640
	Philippines (Republic of)
5,426	8.38%, 06/17/2019	6,606
	Venezuela (Republic of)
6,857	5.75%, 02/26/2016 §	5,040

		18,286

	Health Care and Social Assistance — 0.7%
	Biomet, Inc.
4,815	10.38%, 10/15/2017	5,116
	HCA, Inc.
17,785	9.25%, 11/15/2016	18,385
	Inverness Medical Innovation, Inc.
3,825	9.00%, 05/15/2016	3,801
	Rite Aid Corp.
3,770	9.50%, 06/15/2017	3,054

		30,356

	Information — 1.8%
	Charter Communications Operating LLC
3,563	10.00%, 04/30/2012 ■ y	3,625
	Cricket Communications, Inc.
5,980	9.38%, 11/01/2014	6,070
	CSC Holdings, Inc.
3,930	8.50%, 04/15/2014 ■	4,127
	Frontier Communications
4,450	8.13%, 10/01/2018	4,478
	Intelsat Bermuda Ltd.
8,670	9.25%, 06/15/2016 ⌂	8,518
	Intelsat Corp.
8,300	9.25%, 06/15/2016	8,549
	Level 3 Financing, Inc.
4,965	12.25%, 03/15/2013	5,014
	MetroPCS Wireless, Inc.
7,810	9.25%, 11/01/2014	7,986
	Mobile Telesystems Finance S.A.
4,360	8.00%, 01/28/2012 §	4,545

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
	Sprint Capital Corp.
10,600	8.75%, 03/15/2032	10,017
	Wind Acquisition Finance S.A.
10,170	11.75%, 07/15/2017 ■	11,467
	Windstream Corp.
7,850	8.63%, 08/01/2016	8,027

		82,423

	Mining — 0.3%
	Teck Resources Ltd.
8,630	10.75%, 05/15/2019	10,033
	Vedanta Resources plc
2,300	9.50%, 07/18/2018 §	2,248

		12,281

	Paper Manufacturing — 0.1%
	Georgia-Pacific LLC
3,500	8.25%, 05/01/2016 ■	3,631

	Petroleum and Coal Products Manufacturing — 0.3%
	Chesapeake Energy Corp.
8,499	7.00%, 08/15/2014	8,223
	Petrohawk Energy Corp.
3,730	7.88%, 06/01/2015	3,674

		11,897

	Pipeline Transportation — 0.2%
	Dynegy Holdings, Inc.
5,130	7.75%, 06/01/2019	4,373
	El Paso Corp.
4,070	7.00%, 06/15/2017	3,989

		8,362

	Printing and Related Support Activities — 0.1%
	Harland Clarke Holdings
3,745	9.50%, 05/15/2015	3,352

	Professional, Scientific, and Technical Services — 0.3%
	Affinion Group, Inc.
14,590	11.50%, 10/15/2015	14,991

	Real Estate and Rental and Leasing — 0.2%
	Hertz Corp.
8,395	8.88%, 01/01/2014	8,479

	Retail Trade — 0.5%
	Dollar General Corp.
5,480	10.63%, 07/15/2015	6,056
	Federated Retail Holdings, Inc.
5,130	5.90%, 12/01/2016	4,700
	Parkson Retail Group Ltd.
5,105	7.88%, 11/14/2011	5,243
	Supervalu, Inc.
4,665	8.00%, 05/01/2016	4,828

		20,827

	Transit and Ground Passenger Transportation — 0.0%
	Grupo Senda Autotransporte
2,080	10.50%, 10/03/2015 ■	1,669

	Utilities — 0.7%
	AES Corp.
8,170	8.00%, 10/15/2017 ‡	8,221
	AES El Salvador Trust
2,300	6.75%, 02/01/2016 §	1,944
	Calpine Construction Finance Co.
4,665	8.00%, 06/01/2016 ■	4,782
	Energy Future Holdings Corp.
15,925	10.88%, 11/01/2017	12,023
	NRG Energy, Inc.
4,695	8.50%, 06/15/2019	4,701

		31,671

	Total corporate bonds: non-investment grade (cost $339,114)	$352,729

MUNICIPAL BONDS — 0.9%
	General Obligations — 0.4%
	Chicago Metropolitan Water Reclamation Dist Taxable
$8,385	5.72%, 12/01/2038	$9,088
	Oregon School Boards Association, Taxable Pension
7,325	4.76%, 06/30/2028	6,568

		15,656

	Higher Education (Univ., Dorms, etc.) — 0.2%
	University of California
10,335	5.77%, 05/15/2043	11,127

	Tax Allocation — 0.0%
	California Urban IDA Taxable
275	6.10%, 05/01/2024	226

	Transportation — 0.3%
	North Texas Tollway Auth Rev Taxable
10,299	6.72%, 01/01/2049	11,557

	Total municipal bonds (cost $37,127)	$38,566

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE — 3.5%
	Administrative Waste Management and Remediation — 0.2%
	Affinion Group, Inc.
$3,606	2.75%, 10/17/2012 ±	$3,452
	Metavante Corp.
2,970	2.23%, 11/01/2014 ±	2,956
	West Corp.
973	2.62%, 10/24/2013 ±	917
1,409	4.12%, 07/15/2016 ±	1,354

		8,679

	Apparel Manufacturing — 0.0%
	Hanesbrands, Inc.
1,500	4.25%, 03/05/2014 ± ☼	1,427

	Arts, Entertainment and Recreation — 0.5%
	Cedar Fair L.P.
487	2.25%, 08/30/2012 ±	468
1,767	4.25%, 12/31/2014 ±	1,714
	Cengage
1,271	2.75%, 07/05/2014 ± ☼	1,138
	Greenwood Racing, Inc.
1,206	2.50%, 11/14/2011 ±	1,176
	R.H. Donnelley, Inc.
1,784	6.75%, 10/24/2014 ± y	1,511
	Regal Cinemas, Inc.
3,674	4.03%, 10/27/2013 ±	3,652
	UPC Financing Partnership
1,657	3.76%, 12/31/2014 ±	1,544

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
	Venetian Macau Ltd.
193	5.79%, 05/25/2012 ±	184
	Venetian Macau Ltd., Term Loan
334	5.79%, 05/25/2013 ±	318
	WideOpenWest Finance LLC
12,199	7.30%, 06/29/2015 ±	9,394

		21,099

	Chemical Manufacturing — 0.2%
	Ashland, Inc.
1,638	6.65%, 05/13/2014 ±	1,672
	Hexion Specialty Chemicals
3,115	2.75%, 05/05/2013 ± ☼	2,554
	Huntsman International LLC
6,294	2.00%, 04/19/2014 ±	5,793

		10,019

	Finance and Insurance — 0.2%
	Brickman Group Holdings, Inc.
2,848	2.28%, 01/23/2014 ±	2,671
	Golden Gate National
2,159	2.75%, 03/14/2011 ±	2,030
	Nuveen Investments, Inc.
2,895	3.50%, 11/13/2014 ± ☼	2,494

		7,195

	Food Manufacturing — 0.2%
	Dole Food Co., Inc.
230	0.51%, 04/12/2013 ±	232
	Dole Food Co., Inc., Tranche B Term Loan
401	7.97%, 04/12/2013 ±	405
	Dole Food Co., Inc., Tranche C Term Loan
1,494	8.00%, 04/12/2013 ±	1,510
	WM Wrigley Jr. Co.
6,040	6.50%, 10/06/2014 ±	6,138

		8,285

	Food Services — 0.0%
	Aramark Corp.
126	2.03%, 01/26/2014 ±	117
2,025	2.16%, 01/26/2014 ±	1,885

		2,002

	Health Care and Social Assistance — 0.4%
	Community Health Systems, Inc.
294	2.50%, 07/25/2014 ±	276
5,755	2.61%, 07/25/2014 ±	5,407
	HCA, Inc.
1,757	2.53%, 11/17/2013 ±	1,657
	HealthSouth Corp.
1,869	2.55%, 03/10/2013 ±	1,795
	IASIS Healthcare Capital Corp.
188	0.15%, 03/17/2014 ±	177
	IASIS Healthcare Capital Corp., Delayed Draw Term Loan
696	2.25%, 03/17/2014 ±	655
	IASIS Healthcare Capital Corp., Term Loan B
2,012	2.25%, 03/17/2014 ±	1,893
	Life Technologies Corp.
3,293	5.25%, 11/23/2015 ±	3,311
	Skilled Healthcare Group, Inc.
2,024	2.37%, 06/15/2012 ±	1,887
	Vanguard Health Holdings Co. II LLC
1,946	2.50%, 09/23/2011 ±	1,898

		18,956

	Information — 0.6%
	Charter Communications Operating LLC
2,618	6.25%, 03/06/2014 ± y	2,465
1,005	9.25%, 03/06/2014 ± ☼ y	1,013
	First Data Corp.
4,635	3.00%, 09/24/2014 ± ☼	3,981
	Intelsat Bermuda Ltd., Tranche B2A
1,832	2.75%, 01/03/2014 ±	1,741
	Intelsat Bermuda Ltd., Tranche B2B
1,832	2.75%, 01/03/2014 ±	1,741
	Intelsat Bermuda Ltd., Tranche B2C
1,832	2.75%, 01/03/2014 ±	1,741
	Mediacom Broadband LLC, Term Loan D-1
5,894	2.00%, 01/31/2015 ±	5,511
	Mediacom Broadband LLC, Term Loan D-2
3,662	2.00%, 01/31/2015 ±	3,424
	MetroPCS Wireless, Inc.
3,979	2.66%, 11/04/2013 ±	3,801
	Time Warner Telecom Holdings, Inc.
3,965	2.01%, 01/07/2013 ±	3,821

		29,239

	Miscellaneous Manufacturing — 0.0%
	Yankee Candle Co.
1,390	2.25%, 02/06/2014 ±	1,315

	Motor Vehicle & Parts Manufacturing — 0.2%
	AM General LLC
2,492	3.27%, 09/30/2013 ±	2,292
	American General Finance Corp.
115	3.24%, 09/30/2012 ◊	106
	Lear Corp.
2,982	0.00%, 04/25/2012 ◊ Ω	2,676
601	13.50%, 08/10/2010 ± Ω	613
	TRW Automotive, Inc.
2,000	6.25%, 02/09/2014 ±	1,995

		7,682

	Paper Manufacturing — 0.2%
	Cenveo, Inc., Delayed Draw Term Loan
73	4.79%, 06/21/2013 ±	70
	Cenveo, Inc., Term Loan C
3,307	4.79%, 06/21/2013 ±	3,198
	Georgia-Pacific Corp.
4,996	2.32%, 12/20/2012 ±	4,800
	Georgia-Pacific LLC
2,752	3.59%, 12/20/2014 ±	2,733

		10,801

	Petroleum and Coal Products Manufacturing — 0.1%
	Lyondell Chemical Co.
1,592	5.80%, 12/15/2009 ± y	1,547
949	6.50%, 12/15/2009 ± ☼ y	986
	Lyondell Chemical Co., Dutch RC
43	3.75%, 12/20/2013 ± y	28
	Lyondell Chemical Co., Dutch Tranche A
98	3.75%, 12/20/2013 ± y	64
	Lyondell Chemical Co., German B-1
123	4.00%, 12/20/2014 ± y	80
	Lyondell Chemical Co., German B-2
123	4.00%, 12/20/2014 ± y	80
	Lyondell Chemical Co., German B-3
123	4.00%, 12/20/2014 ± y	80
	Lyondell Chemical Co., Primary RC
160	3.75%, 12/20/2013 ± y	105
	Lyondell Chemical Co., Term Loan A
305	3.75%, 12/20/2013 ± y	199

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
	Lyondell Chemical Co., U.S. B-1
532	7.00%, 12/20/2014 ± y	348
	Lyondell Chemical Co., U.S. B-2
532	7.00%, 12/20/2014 ± y	348
	Lyondell Chemical Co., U.S. B-3
532	7.00%, 12/20/2014 ± y	348

		4,213

	Plastics and Rubber Products Manufacturing — 0.2%
	Graham Packaging Co., Inc.
378	2.52%, 12/31/2011 ±	368
3,778	6.75%, 04/15/2014 ±	3,777
	Jarden Corp.
3,214	3.53%, 01/24/2015 ±	3,206

		7,351

	Retail Trade — 0.1%
	Michaels Stores, Inc.
2,430	2.54%, 10/31/2013 ± ☼	2,159
	Roundy’s Supermarkets, Inc.
3,073	3.00%, 11/03/2011 ±	3,002

		5,161

	Utilities — 0.4%
	Calpine Corp.
5,789	3.17%, 03/29/2014 ±	5,297
	NRG Energy, Inc.
1,694	0.18%, 02/01/2013 ±	1,603
3,150	2.02%, 02/01/2013 ±	2,980
	Texas Competitive Electric Holdings Co.
	LLC, Term Loan B-2
4,596	3.75%, 10/10/2014 ±	3,655
	Texas Competitive Electric Holdings Co. LLC, Term Loan B-3
3,136	3.75%, 10/12/2014 ±	2,494

		16,029

	Total senior floating rate interests: non-investment grade (cost $163,879)	$159,453

U.S. GOVERNMENT AGENCIES — 28.7%
	Federal Home Loan Mortgage Corporation — 8.3%
$76,260	4.50%, 10/15/2039 ☼	$77,142
37,169	5.00%, 06/01/2038	38,464
9,955	5.04%, 06/01/2035 Δ	10,420
23,228	5.37%, 08/01/2037 Δ	24,417
16,796	5.45%, 01/01/2037 Δ	17,679
2,457	5.48%, 05/01/2036 Δ	2,588
87,817	5.50%, 10/01/2018 – 10/15/2038 ☼	92,007
59,087	6.00%, 04/01/2017 – 11/01/2037	62,769
39,132	6.50%, 07/01/2031 – 03/01/2038 ☐	41,768
8	7.50%, 09/01/2029 – 11/01/2031	9

		367,263

	Federal National Mortgage Association — 13.5%
35,090	4.50%, 10/15/2023 ☼	36,329
12,687	4.67%, 06/01/2034 — 09/01/2035 ‡ Δ	13,210
5,818	4.74%, 04/01/2035 Δ	6,077
14,630	4.79%, 05/01/2036 Δ	15,190
1,855	4.82%, 05/01/2035 ‡ Δ	1,930
2,317	4.84%, 07/01/2035 ‡ Δ	2,419
3,777	4.86%, 04/01/2035 Δ	3,952
6,771	4.98%, 07/01/2035 Δ	7,099
216,843	5.00%, 02/01/2018 — 11/01/2038 ‡	225,916
5,738	5.08%, 11/01/2035 Δ	5,980
10,631	5.24%, 02/01/2038 Δ	11,193
12,600	5.26%, 01/01/2038 Δ	13,272
113,251	5.50%, 12/01/2013 – 02/01/2039 ‡	119,185
63,304	6.00%, 07/01/2012 – 10/15/2039 ‡ ☼	67,001
63,851	6.50%, 11/01/2014 – 05/01/2038 ‡	68,354
6,203	7.00%, 02/01/2016 – 10/01/2037 ‡	6,777
932	7.50%, 11/01/2015 – 05/01/2032 ‡	1,044
2	8.00%, 04/01/2032 ‡	2

		604,930

	Government National Mortgage Association — 6.9%
133,285	4.50%, 02/20/2039 – 08/20/2039 ‡	135,202
78,828	5.00%, 06/15/2039 – 10/01/2039 ☼	81,708
32,429	5.50%, 03/15/2033 – 10/15/2039 ‡ ☼	34,169
53,779	6.00%, 12/15/2031 – 11/20/2037 ‡	57,104
13,643	6.50%, 06/15/2028 – 09/15/2032 ‡	14,720
36	7.00%, 06/20/2030 – 08/15/2031 ‡	40
5	8.50%, 11/15/2024 ‡	5

		322,948

	Total U.S. government agencies (cost $1,252,961)	$1,295,141

U.S. GOVERNMENT SECURITIES — 8.6%
	U.S. Treasury Securities — 8.6%
	U.S. Treasury Notes — 8.6%
$223,130	1.50%, 10/31/2010	$225,623
149,475	2.25%, 05/31/2014	149,930
88	2.38%, 09/30/2014 ○	88
219	3.63%, 08/15/2019	225
11,975	4.50%, 08/15/2039	12,911

		388,777

	Total U.S. government securities (cost $388,504)	$388,777

COMMON STOCKS — 0.2%
	Diversified Financials — 0.2%
1,681	Citigroup, Inc.	$8,136

	Telecommunication Services — 0.0%
—	XO Holdings, Inc. •	—

	Total common stocks (cost $4,946)	$8,136

PREFERRED STOCKS — 0.0%
	Banks — 0.0%
330	Federal Home Loan Mortgage Corp., 8.38%	$597

	Total preferred stocks (cost $8,270)	$597

WARRANTS — 0.0%
	Telecommunication Services — 0.0%
—	XO Holdings, Inc. ⌂ •	$—

	Total warrants (cost $—)	$—

	Total long-term investments (cost $4,192,439)	$4,288,298

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS — 9.3%
	Investment Pools and Funds — 4.7%
$142,604	JP Morgan U.S. Government Money Market Fund		$142,604
—	State Street Bank U.S. Government Money Market Fund		—
70,516	Wells Fargo Advantage Government Money Market Fund		70,516

			213,120

	Repurchase Agreements — 0.1%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2009 in the amount of $2,934, collateralized by U.S. Treasury Bond 4.50% — 6.25%, 2023 - 2036, value of $2,989)
2,934	0.03%, 09/30/2009		2,934

RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1,382, collateralized by U.S. Treasury Bond 6.88%, 2025, U.S. Treasury Note 4.13%, 2010, value of $1,410)

1,382	0.03%, 09/30/2009		1,382
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2009 in the amount of $1,382, collateralized by U.S. Treasury Note 0.88%, 2011, value of $1,411)
1,382	0.04%, 09/30/2009		1,382

			5,698

	U.S. Treasury Bills — 4.5%
200,950	0.08%, 10/15/2009 ☐ ○		200,943

	Total short-term investments (cost $419,762)		$419,761

	Total investments (cost $4,612,201) ▲	104.3%	$4,708,059
	Other assets and liabilities	(4.3)%	(193,128)

	Total net assets	100.0%	$4,514,931

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.9% of total net assets at September 30, 2009.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $4,613,225 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$222,436
Unrealized Depreciation	(127,602)

Net Unrealized Appreciation	$94,834

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at September 30, 2009, was $7,619, which represents 0.17% of total net assets.

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2009.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2009, was $486,673, which represents 10.78% of total net assets.

§	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At September 30, 2009, the market value of these securities amounted to $38,193 or 0.85% of total net assets.

ª	Perpetual maturity security. Maturity date shown is the first call date.

▶	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at September 30, 2009.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2009 was $334,558.

±	The interest rate disclosed for these securities represents the average coupon as of September 30, 2009.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of September 30, 2009.

Ω	Debt security in default due to bankruptcy.

y	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.
EUR — EURO

JPY — Japanese Yen
t	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2009.

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)
☐	Security pledged as initial margin deposit for open futures contracts at September 30, 2009.

Futures Contracts Outstanding at September 30, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
10 Year U.S. Treasury Note	1,218	Short	Dec 2009	$(1,845)

*	The number of contracts does not omit 000’s.

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)
⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
04/2003	$75	Americo Life, Inc., 7.88%, 05/01/2013 — 144A	$74
03/2005	$68,230	Banc of America Commercial Mortgage, Inc., 4.52%, 09/11/2036 — 144A	379
05/2007 - 02/2009	$45,718	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 — 144A	6,237
08/2007	$74,900	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 — 144A	10,234
10/2004	$57,397	Bear Stearns Commercial Mortgage Securities, Inc., 4.07%, 07/11/2042	1,050
12/2004	$48,541	Bear Stearns Commercial Mortgage Securities, Inc., 4.12%, 11/11/2041	745
04/2006 - 08/2007	$66,826	CBA Commercial Small Balance Commercial Mortgage Class X1, 7.00%, 06/25/2038 — 144A	85
04/2006 - 08/2007	$38,514	CBA Commercial Small Balance Commercial Mortgage Class X2, 7.00%, 07/25/2035 — 144A	505
05/2003	$250	Centura Capital Trust I, 8.85%, 06/01/2027 — 144A	259
02/2007	$—	Citigroup Mortgage Loan Trust, Inc., 0.00%, 01/25/2037 — 144A	—
08/2007	$32,185	Citigroup Mortgage Loan Trust, Inc., 5.90%, 07/25/2037	32,120
02/2007 - 09/2009	$1,387	Citigroup Mortgage Loan Trust, Inc., 12.00%, 01/25/2037 — 144A	2,247
08/2007	$34,615	Countrywide Home Loans, Inc., 6.00%, 10/25/2037	33,988
05/2007	$43,092	First Horizon Mortgage Pass-Through Trust, 5.83%, 05/25/2037	43,187
06/2006	$130,820	GE Business Loan Trust, 6.14%, 05/15/2034 — 144A	281
07/2004	$117,602	Goldman Sachs Mortgage Securities Corp. II, 4.38%, 08/10/2038 — 144A	528
06/2006 - 08/2006	$8,670	Intelsat Bermuda Ltd., 9.25%, 06/15/2016	8,777
03/2007	$1,675	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	1,675
07/2005	$1,604	Mashantucket Western Pequot Revenue Bond, 5.91%, 09/01/2021 — 144A	1,604
11/2004	$46,102	Merrill Lynch Mortgage Trust, 3.96%, 10/12/2041 — 144A	835
10/2005 - 08/2006	$16,077	Morgan Stanley Dean Witter Capital I, 0.01%, 08/25/2032 — Reg D	324
04/2007	$211	Nationstar Home Equity Loan Trust, 9.97%, 03/25/2037 — 144A	211
11/2006	$3,900	North Street Referenced Linked Notes, 1.54%, 04/28/2011 — 144A	3,756
03/2005	$2,573	Popular ABS Mortgage Pass-Through Trust, 5.42%, 04/25/2035	2,573
10/2001 - 11/2001	$12,100	Potlatch Corp., 12.50%, 12/01/2009	12,134
03/2008	$12,153	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	9,815
05/2006	—	XO Holdings, Inc. Warrants	—
The aggregate value of these securities at September 30, 2009 was $132,486 which represents 2.93% of total net assets.
Forward Foreign Currency Contracts Outstanding at September 30, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Euro (Buy)	$92,648	$93,492	10/13/09	$(844)
Euro (Sell)	242,223	238,702	10/13/09	(3,521)
Euro (Sell)	23,243	23,273	10/13/09	30
Japanese Yen (Buy)	81,109	80,022	10/09/09	1,087
Japanese Yen (Sell)	71,491	69,715	10/09/09	(1,776)

				$(5,024)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$438,265	$—	$395,681	$42,584
Common Stocks ‡	8,136	8,136	—	—
Corporate Bonds: Investment Grade	1,606,634	—	1,598,901	7,733
Corporate Bonds: Non-Investment Grade	352,729	—	352,729	—
Municipal Bonds	38,566	—	38,566	—
Preferred Stocks ‡	597	597	—	—
Senior Floating Rate Interests: Non-Investment Grade	159,453	—	159,453	—
U.S. Government Agencies	1,295,141	—	1,295,141	—
U.S. Government Securities	388,777	13,224	375,553	—
Warrants ‡	—	—	—	—
Short-Term Investments	419,761	213,120	206,641	—

Total	$4,708,059	$235,077	$4,422,665	$50,317

Other Financial Instruments *	$1,117	$—	$1,117	$—

Liabilities:
Other Financial Instruments *	$7,986	$1,845	$6,141	$—

‡	For portfolios that have primarily all of their equity securities categorized in a single level, refer to their respective Schedule of Investments for further industry breakout.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of		Change in			Transfers In	Balance as of
	December 31,	Realized Gain	Unrealized			and/or Out of	September 30,
	2008	(Loss)	Appreciation		Net Sales	Level 3	2009

Assets:
Asset & Commercial Mortgage Backed Securities	38,854	(23,171)	20,703	*	(2,469)	8,667	42,584
Corporate Bonds	17,206	(2,959)	3,825	†	(549)	(9,790)	7,733

Total	$56,060	$(26,130)	$24,528		$(3,018)	$(1,123)	$50,317

Other Financial Instruments ‡	$—	$— §	$—		$—	$—	$—

Liabilities:
Other Financial Instruments ‡	$—	$— §	$—		$—	$—	$—

*	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2009 was $1,939.

†	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2009 was $1,318.

‡	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/ depreciation on the investment.

§	The realized gain (loss) earned for other financial instruments during the period ended September 30, 2009 was $921.

Hartford Value HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS — 99.8%
	Automobiles & Components — 0.6%
263	Ford Motor Co. ●	$1,893

	Banks — 5.3%
111	PNC Financial Services Group, Inc.	5,374
385	Wells Fargo & Co.	10,861

		16,235

	Capital Goods — 9.7%
93	Cummins, Inc.	4,185
369	General Electric Co.	6,056
62	Illinois Tool Works, Inc.	2,639
146	Ingersoll-Rand plc	4,484
70	PACCAR, Inc.	2,640
31	Precision Castparts Corp.	3,117
87	Stanley Works	3,706
145	Textron, Inc.	2,748

		29,575

	Commercial & Professional Services — 1.0%
98	Waste Management, Inc.	2,916

	Consumer Durables & Apparel — 1.7%
69	Coach, Inc.	2,271
171	Mattel, Inc.	3,160

		5,431

	Diversified Financials — 11.7%
55	Ameriprise Financial, Inc.	1,991
352	Bank of America Corp.	5,952
135	Bank of New York Mellon Corp.	3,899
55	Goldman Sachs Group, Inc.	10,065
279	JP Morgan Chase & Co.	12,237
97	UBS AG ADR	1,771

		35,915

	Energy — 17.8%
44	Apache Corp.	4,077
127	Baker Hughes, Inc.	5,418
58	BP plc ADR	3,066
116	Chevron Corp.	8,191
40	ConocoPhillips Holding Co.	1,793
20	EOG Resources, Inc.	1,629
149	Exxon Mobil Corp.	10,250
44	Hess Corp.	2,352
112	Marathon Oil Corp.	3,557
63	Newfield Exploration Co. ●	2,681
101	Occidental Petroleum Corp.	7,903
82	XTO Energy, Inc.	3,402

		54,319

	Food & Staples Retailing — 2.7%
84	CVS/Caremark Corp.	3,016
95	Kroger Co.	1,950
130	Sysco Corp.	3,221

		8,187

	Food, Beverage & Tobacco — 3.8%
26	General Mills, Inc.	1,642
86	Nestle S.A. ADR	3,650
56	PepsiCo, Inc.	3,279
61	Philip Morris International, Inc.	2,949

		11,520

	Health Care Equipment & Services — 4.8%
69	Baxter International, Inc.	3,951
88	Cardinal Health, Inc.	2,364
61	Covidien plc	2,656
135	UnitedHealth Group, Inc.	3,375
43	Zimmer Holdings, Inc. ●	2,304

		14,650

	Household & Personal Products — 0.8%
44	Kimberly-Clark Corp.	2,607

	Insurance — 6.8%
139	ACE Ltd.	7,447
79	AON Corp.	3,206
102	Chubb Corp.	5,122
55	Principal Financial Group, Inc.	1,504
161	Unum Group	3,443

		20,722

	Materials — 5.0%
54	Agrium U.S., Inc.	2,694
123	Cliff’s Natural Resources, Inc.	3,971
43	Dow Chemical Co.	1,121
101	E.I. DuPont de Nemours & Co.	3,246
57	Mosaic Co.	2,745
69	Rexam plc ADR	1,484

		15,261

	Media — 1.7%
302	Comcast Corp. Class A	5,104

	Pharmaceuticals, Biotechnology & Life Sciences — 6.3%
65	Abbott Laboratories	3,235
47	Johnson & Johnson	2,874
120	Merck & Co., Inc.	3,808
388	Pfizer, Inc.	6,425
58	Teva Pharmaceutical Industries Ltd. ADR	2,923

		19,265

	Retailing — 4.5%
85	Gap, Inc.	1,819
89	Home Depot, Inc.	2,374
58	Kohl’s Corp. ●	3,326
141	Staples, Inc.	3,262
67	Target Corp.	3,142

		13,923

	Semiconductors & Semiconductor Equipment — 2.8%
274	Intel Corp.	5,364
141	Texas Instruments, Inc.	3,350

		8,714

	Software & Services — 1.7%
204	Microsoft Corp.	5,269

	Technology Hardware & Equipment — 3.8%
214	Cisco Systems, Inc. ●	5,042
97	Hewlett-Packard Co.	4,579
122	Ingram Micro, Inc. ●	2,049

		11,670

	Telecommunication Services — 3.2%
261	AT&T, Inc.	7,050

Hartford Value HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS — 99.8% — (continued)
	Telecommunication Services — 3.2% — (continued)
93	Verizon Communications, Inc.		$2,821

			9,871

	Transportation — 0.8%
42	United Parcel Service, Inc. Class B		2,349

	Utilities — 3.3%
87	Edison International		2,904
45	Entergy Corp.		3,578
47	Exelon Corp.		2,347
25	FPL Group, Inc.		1,403

			10,232

	Total common stocks (cost $289,114)		$305,628

	Total long-term investments (cost $289,114)		$305,628

SHORT-TERM INVESTMENTS — 0.3%
	Repurchase Agreements — 0.3%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $71, collateralized by FHLMC 5.50%, 2035, value of $73)
$71	0.06%, 09/30/2009		$71

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $396, collateralized by FHLMC 4.50% - 6.50%, 2019 - 2039, FNMA 4.00% - 7.00%, 2017 - 2039, value of $404)

396	0.06%, 09/30/2009		396

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $186, collateralized by FHLMC 4.00% - 7.00%, 2036 - 2039, FNMA 5.50% - 7.00%, 2033 - 2047, value of $190)

186	0.08%, 09/30/2009		186
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $257, collateralized by FNMA 4.50% - 5.50%, 2017 - 2039, value of $262)
257	0.06%, 09/30/2009		257
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $-, collateralized by U.S. Treasury Bond 0.88%, 2011, value of $-)
—	0.03%, 09/30/2009		—

UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $69, collateralized by FHLMC 7.00% - 10.00%, 2010 - 2021, FNMA 4.00% - 6.50%, 2023 - 2039, value of $70)

69	0.07%, 09/30/2009		69

			979

	Total short-term investments (cost $979)		$979

	Total investments (cost $290,093)▲	100.1%	$306,607

	Other assets and liabilities	(0.1)%	(349)

	Total net assets	100 .0%	$306,258

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.7% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $293,853 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$33,790
Unrealized Depreciation	(21,036)

Net Unrealized Appreciation	$12,754

●	Currently non-income producing.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Value HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$305,628	$305,628	$—	$—
Short-Term Investments	979	—	979	—

Total	$306,607	$305,628	$979	$—

Item 2. Controls and Procedures.
(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant’s management, including the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: November 13, 2009	By:	/s/ Robert M. Arena, Jr.
Robert M. Arena, Jr.
Its: President
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 13, 2009	By:	/s/ Robert M. Arena, Jr.
Robert M. Arena, Jr.
Its: President

Date: November 13, 2009	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer